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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – September 30, 2017

Item 1. Schedule of Investments

Russell Investments

2017 QUARTERLY REPORT

Russell Investment Funds

September 30, 2017

FUND

U.S. Strategic Equity Fund (formerly, Multi-Style Equity Fund)
U.S. Small Cap Equity Fund (formerly, Aggressive Equity Fund)
International Developed Markets Fund (formerly, Non-U.S. Fund)
Strategic Bond Fund (formerly, Core Bond Fund)
Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Funds

Quarterly Report

September 30, 2017 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2017. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC., member FINRA, part of
Russell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.5%			Kroger Co. (The)	185	4
Consumer Discretionary - 10.6%			Mondelez International, Inc. Class A	56,264	2,288
Aaron's, Inc. Class A	7,700	336	Monster Beverage Corp. (Æ)	33,737	1,864
Amazon. com, Inc. (Æ)	6,393	6,144	PepsiCo, Inc.	35,696	3,977
Bed Bath & Beyond, Inc.	1,606	38	Philip Morris International, Inc.	39,446	4,379
Burlington Stores, Inc. (Æ)	780	74	Procter & Gamble Co. (The)	6,771	616
CarMax, Inc. (Æ)	1,974	150	Sysco Corp.	1,968	106
Chipotle Mexican Grill, Inc. Class A(Æ)	1,741	536	Tyson Foods, Inc. Class A	11,421	805
Coach, Inc.	27,179	1,095	Unilever NV	75,377	4,450
Comcast Corp. Class A	16,323	628	Walgreens Boots Alliance, Inc.	118	9
Cooper-Standard Holdings, Inc. (Æ)	3,300	383			23,826
Costco Wholesale Corp.	1,639	269
DISH Network Corp. Class A(Æ)	2,175	118	Energy - 6.6%
Dollar Tree, Inc. (Æ)	40,136	3,484	Anadarko Petroleum Corp.	11,200	547
DR Horton, Inc.	31,098	1,242	Arch Coal, Inc. (Æ)	3,400	244
Estee Lauder Cos. , Inc. (The) Class A	12,585	1,357	BP PLC - ADR	58,165	2,235
Foot Locker, Inc.	935	33	Chevron Corp.	49,212	5,783
Ford Motor Co.	135,806	1,626	Cimarex Energy Co.	3,400	386
Gap, Inc. (The)	2,662	79	ConocoPhillips	17,298	866
General Motors Co.	45,286	1,829	Core Laboratories NV	20,959	2,069
Home Depot, Inc. (The)	14,572	2,384	Exxon Mobil Corp.	65,849	5,398
John Wiley & Sons, Inc. Class A	624	33	First Solar, Inc. (Æ)	2,892	133
Lowe's Cos. , Inc.	1,965	157	Marathon Petroleum Corp.	17,300	970
Macy's, Inc.	3,879	85	National Oilwell Varco, Inc.	30,300	1,083
Madison Square Garden Co. (The) Class A(Æ)	4,610	987	Occidental Petroleum Corp.	40,051	2,571
McDonald's Corp.	10,258	1,607	PBF Energy, Inc. Class A	22,366	618
MGM Resorts International	34,666	1,130	Phillips 66	21,402	1,961
Michael Kors Holdings, Ltd. (Æ)	9,600	459	Schlumberger, Ltd.	38,939	2,716
Nike, Inc. Class B	5,901	306	Valero Energy Corp.	16,100	1,239
O'Reilly Automotive, Inc. (Æ)	6,676	1,438	World Fuel Services Corp.	11,100	376
PulteGroup, Inc.	18,673	510			29,195
PVH Corp.	8,992	1,134
Ralph Lauren Corp. Class A	6,200	547	Financial Services - 22.2%
Royal Caribbean Cruises, Ltd.	3,166	375	Affiliated Managers Group, Inc.	7,564	1,436
Starbucks Corp.	87,777	4,714	Aflac, Inc.	1,480	120
Target Corp.	20,406	1,204	Allstate Corp. (The)	13,277	1,221
Thomson Reuters Corp.	671	31	American Express Co.	25,213	2,281
Time Warner, Inc.	446	46	American International Group, Inc.	26,875	1,650
TJX Cos. , Inc.	2,830	209	American Tower Corp. (ö)	34,661	4,737
Tractor Supply Co.	913	58	Ameriprise Financial, Inc.	2,250	334
Twenty-First Century Fox, Inc. Class A	26,600	702	Aon PLC	983	144
Vail Resorts, Inc.	2,537	579	Aspen Insurance Holdings, Ltd.	14,300	578
VF Corp.	2,108	134	Assurant, Inc.	7,300	697
Viacom, Inc. Class B	3,413	95	Athene Holding, Ltd. Class A(Æ)	5,010	270
Wal-Mart Stores, Inc.	51,108	3,993	Axis Capital Holdings, Ltd.	6,700	384
Walt Disney Co. (The)	39,501	3,894	Bank of America Corp.	176,105	4,462
Whirlpool Corp.	3,823	705	BB&T Corp.	2,824	133
Yum China Holdings, Inc.	1,295	52	Berkshire Hathaway, Inc. Class B(Æ)	37,341	6,844
Yum! Brands, Inc.	384	28	BlackRock, Inc. Class A	90	40
		47,017	Camden Property Trust(ö)	6,220	569
			Capital One Financial Corp.	15,700	1,329
Consumer Staples - 5.4%			CBRE Group, Inc. Class A(Æ)	6,200	235
Altria Group, Inc.	25,229	1,601	Chubb, Ltd.	1,716	245
Archer-Daniels-Midland Co.	28,600	1,216	Citigroup, Inc.	29,883	2,173
Bunge, Ltd.	14,900	1,035	Citizens Financial Group, Inc.	19,930	755
Coca-Cola Co. (The)	14,171	638	CME Group, Inc. Class A	689	93
Colgate-Palmolive Co.	3,224	235	Comerica, Inc.	15,200	1,159
CVS Health Corp.	4,039	328	Crown Castle International Corp. (ö)	570	57
General Mills, Inc.	2,244	116	Discover Financial Services	15,608	1,006
Kimberly-Clark Corp.	1,355	159	Dun & Bradstreet Corp. (The)	1,520	177

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 3

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
E*Trade Financial Corp. (Æ)	19,100	833	Eli Lilly & Co.	3,644	312
Equity Residential(ö)	17,635	1,163	Express Scripts Holding Co. (Æ)	13,518	856
Essex Property Trust, Inc. (ö)	1,400	356	Humana, Inc.	2,375	578
First Republic Bank	14,873	1,554	Impax Laboratories, Inc. (Æ)	9,800	199
Franklin Resources, Inc.	683	30	Johnson & Johnson	70,534	9,171
Goldman Sachs Group, Inc. (The)	6,024	1,429	Mallinckrodt PLC(Æ)	6,400	239
Hancock Holding Co.	5,400	262	McKesson Corp.	7,430	1,141
Hartford Financial Services Group, Inc.	39,865	2,210	Medtronic PLC	30,354	2,360
HCP, Inc. (ö)	33,056	920	Merck & Co. , Inc.	83,264	5,332
Intercontinental Exchange, Inc.	18,783	1,291	Pfizer, Inc.	77,436	2,765
JPMorgan Chase & Co.	70,095	6,695	Sanofi - ADR	23,603	1,175
KeyCorp	96,386	1,814	Stryker Corp.	1,269	180
Loews Corp.	33,402	1,599	Thermo Fisher Scientific, Inc.	7,379	1,396
M&T Bank Corp.	7,050	1,135	UnitedHealth Group, Inc.	21,781	4,266
Markel Corp. (Æ)	4,175	4,458	WellCare Health Plans, Inc. (Æ)	2,540	436
Marsh & McLennan Cos. , Inc.	1,448	121	Zoetis, Inc. Class A	33,302	2,123
MasterCard, Inc. Class A	29,946	4,228			47,954
MetLife, Inc.	21,200	1,101
Moody's Corp.	19,274	2,683	Materials and Processing - 2.9%
Morgan Stanley	20,371	981	Air Products & Chemicals, Inc.	250	38
Northern Trust Corp.	12,300	1,131	Ashland Global Holdings, Inc.	11,700	765
PNC Financial Services Group, Inc. (The)	17,103	2,305	Celanese Corp. Class A	9,350	975
Popular, Inc.	8,300	298	DowDuPont, Inc.	50,314	3,483
Progressive Corp. (The)	35,021	1,696	Ecolab, Inc.	23,052	2,964
Prosperity Bancshares, Inc.	3,500	230	NewMarket Corp.	1,350	575
Prudential Financial, Inc.	13,740	1,461	Owens Corning	11,800	913
Public Storage(ö)	551	118	PPG Industries, Inc.	8,760	952
SBA Communications Corp. (Æ)(ö)	9,054	1,304	Praxair, Inc.	13,925	1,946
Simon Property Group, Inc. (ö)	1,141	184	Sherwin-Williams Co. (The)	237	85
SL Green Realty Corp. (ö)	9,300	942			12,696
State Street Corp.	25,578	2,444
Sunstone Hotel Investors, Inc. (ö)	27,100	435	Producer Durables - 14.7%
SunTrust Banks, Inc.	21,700	1,297	3M Co.	1,453	305
Synovus Financial Corp.	14,700	677	Accenture PLC Class A	15,698	2,120
Travelers Cos. , Inc. (The)	1,074	132	Adient PLC	11,619	976
US Bancorp	63,977	3,429	AECOM(Æ)	33,086	1,218
Visa, Inc. Class A	28,243	2,973	AGCO Corp.	14,600	1,077
Voya Financial, Inc.	30,900	1,233	Automatic Data Processing, Inc.	1,717	188
Wells Fargo & Co.	112,793	6,219	Boeing Co. (The)	4,583	1,165
XL Group, Ltd.	52,840	2,085	Colfax Corp. (Æ)	9,100	379
		98,585	Danaher Corp.	17,724	1,520
			Delphi Automotive PLC	1,869	184
Health Care - 10.8%			EMCOR Group, Inc.	8,400	583
Abbott Laboratories	4,823	257	Emerson Electric Co.	366	23
Aerie Pharmaceuticals, Inc. (Æ)	22,147	1,076	FedEx Corp.	6,571	1,482
Aetna, Inc.	973	155	Fluor Corp.	19,500	821
Allergan PLC(Æ)	14,023	2,874	Fortive Corp.	52,354	3,706
Allscripts Healthcare Solutions, Inc. (Æ)	29,628	422	General Dynamics Corp.	920	189
Amgen, Inc.	1,564	292	General Electric Co.	17,636	426
Anthem, Inc. (Æ)	7,070	1,342	Honeywell International, Inc.	42,664	6,048
AstraZeneca PLC - ADR	31,152	1,055	Illinois Tool Works, Inc.	1,004	149
Baxter International, Inc.	18,337	1,150	Jacobs Engineering Group, Inc.	13,600	792
Becton Dickinson and Co.	5,052	990	Johnson Controls International PLC(Æ)	51,088	2,058
Biogen, Inc. (Æ)	3,972	1,244	Kansas City Southern	23,041	2,504
Bioverativ, Inc. (Æ)	57	3	Lockheed Martin Corp.	5,936	1,842
Bristol-Myers Squibb Co.	4,292	274	ManpowerGroup, Inc.	8,737	1,029
Cardinal Health, Inc.	29,917	2,003	Mettler-Toledo International, Inc. (Æ)	3,700	2,317
Celgene Corp. (Æ)	2,411	352	Moog, Inc. Class A(Æ)	400	33
Cerner Corp. (Æ)	26,629	1,899	Norfolk Southern Corp.	17,453	2,308
Cigna Corp.	198	37	Northrop Grumman Corp.	627	180

See accompanying notes which are an integral part of this quarterly report.

4 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Quanta Services, Inc. (Æ)	40,853	1,527	Zynga, Inc. Class A(Æ)	111,400		421
Raytheon Co.	25,905	4,834				75,319
Roper Technologies, Inc.	12,482	3,038
Ryder System, Inc.	5,800	490	Utilities - 4.3%
Sensata Technologies Holding NV(Æ)	58,553	2,815	American Electric Power Co. , Inc.	17,042		1,197
Southwest Airlines Co.	23,131	1,295	AT&T, Inc.	173,216		6,784
Stanley Black & Decker, Inc.	11,419	1,724	Dominion Energy, Inc.	1,664		128
Textron, Inc.	17,800	959	Duke Energy Corp.	12,987		1,090
TransDigm Group, Inc.	13,016	3,327	Edison International	12,700		980
Trimble Navigation, Ltd. (Æ)	29,565	1,160	Entergy Corp.	21,107		1,612
Union Pacific Corp.	19,838	2,301	NextEra Energy, Inc.	6,930		1,016
United Parcel Service, Inc. Class B	2,445	294	NiSource, Inc.	24,500		627
United Technologies Corp.	16,450	1,910	PG&E Corp.	13,713		934
Verisk Analytics, Inc. Class A(Æ)	14,494	1,206	Pinnacle West Capital Corp.	6,800		575
Werner Enterprises, Inc.	9,000	329	Southern Co. (The)	2,222		109
XPO Logistics, Inc. (Æ)	19,743	1,338	T-Mobile US, Inc. (Æ)	17,924		1,105
Xylem, Inc.	18,036	1,130	US Cellular Corp. (Æ)	6,600		234
		65,299	Verizon Communications, Inc.	49,924		2,471
						18,862
Technology - 17.0%
Adobe Systems, Inc. (Æ)	25,608	3,820	Total Common Stocks
Alibaba Group Holding, Ltd. - ADR(Æ)	7,176	1,239	(cost $333,043)			418,753
Alphabet, Inc. Class A(Æ)	3,781	3,682
Alphabet, Inc. Class C(Æ)	7,773	7,455	Short-Term Investments - 5.4%
Anixter International, Inc. (Æ)	1,000	85	U. S. Cash Management Fund	23,858,076	(8)	23,860
Apple, Inc.	31,839	4,907	Total Short-Term Investments
ARRIS International PLC(Æ)	15,500	442	(cost $23,861)			23,860
ASML Holding NV Class G	7,063	1,209
Benchmark Electronics, Inc. (Æ)	800	27	Total Investments 99.9%
Broadcom, Ltd.	5,091	1,235	(identified cost $356,904)			442,613
Cavium, Inc. (Æ)	18,021	1,188
Cisco Systems, Inc.	45,475	1,529	Other Assets and Liabilities, Net
Cognizant Technology Solutions Corp. Class			- 0.1%			593
A	1,703	124	Net Assets - 100.0%			443,206
Dell Technologies, Inc. Class V(Æ)	116	9
DXC Technology Co.	16,554	1,422
Electronic Arts, Inc. (Æ)	9,667	1,141
Facebook, Inc. Class A(Æ)	38,658	6,606
FireEye, Inc. (Æ)	5,300	89
Hewlett Packard Enterprise Co.	53,500	787
HP, Inc. (Æ)	56,500	1,128
Insight Enterprises, Inc. (Æ)	2,500	115
Intel Corp.	88,382	3,366
International Business Machines Corp.	9,900	1,436
Intuit, Inc.	30,345	4,313
Juniper Networks, Inc.	45,700	1,272
Marvell Technology Group, Ltd.	68,300	1,223
Microsoft Corp.	80,647	6,006
NetApp, Inc.	19,900	871
Oracle Corp.	158,372	7,656
QUALCOMM, Inc.	29,319	1,520
Red Hat, Inc. (Æ)	19,129	2,121
Synopsys, Inc. (Æ)	13,000	1,047
Tech Data Corp. (Æ)	7,860	698
Texas Instruments, Inc.	22,975	2,060
Twitter, Inc. (Æ)	33,800	570
Verint Systems, Inc. (Æ)	13,116	549
Viavi Solutions, Inc. Class W(Æ)	109,400	1,035
Western Digital Corp.	10,600	916

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 5

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	117	USD	14,719	12/17	284
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					284

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$47,017	$—	$—	$—	$47,017
Consumer Staples	23,826	—	—	—	23,826
Energy	29,195	—	—	—	29,195
Financial Services	98,585	—	—	—	98,585
Health Care	47,954	—	—	—	47,954
Materials and Processing	12,696	—	—	—	12,696
Producer Durables	65,299	—	—	—	65,299
Technology	75,319	—	—	—	75,319
Utilities	18,862	—	—	—	18,862
Short-Term Investments	—	—	—	23,860	23,860
Total Investments	418,753	—	—	23,860	442,613

Other Financial Instruments
Assets
Futures Contracts	284	—	—	—	284

Total Other Financial Instruments*	$284	$—	$—	$—	$284

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.2%			Salem Media Group, Inc. Class A	33,136	219
Consumer Discretionary - 14.1%			Signet Jewelers, Ltd.	6,712	447
2U, Inc. (Æ)	10,251	574	Skechers U. S. A. , Inc. Class A(Æ)	56,258	1,412
Acushnet Holdings Corp. (Ñ)	32,473	577	Standard Motor Products, Inc.	1,064	51
Adtalem Global Education, Inc. (Æ)	3,635	130	Steven Madden, Ltd. (Æ)	6,666	289
American Axle & Manufacturing Holdings,			Superior Uniform Group, Inc.	10,681	245
Inc. (Æ)	4,433	78	Tandy Leather Factory, Inc. (Æ)(Å)	34,084	269
American Eagle Outfitters, Inc.	17,543	251	Taylor Morrison Home Corp. Class A(Æ)	20,564	453
American Outdoor Brands Corp. (Æ)	17,961	274	Tenneco, Inc.	4,117	250
B. Riley Financial, Inc.	7,009	120	Texas Roadhouse, Inc. Class A	1,300	64
Big 5 Sporting Goods Corp.	20,842	159	Tower International, Inc.	3,588	98
Big Lots, Inc. (Ñ)	40,327	2,161	TRI Pointe Group, Inc. (Æ)	10,305	142
Bloomin' Brands, Inc.	20,366	358	Universal Electronics, Inc. (Æ)	18,760	1,189
BMC Stock Holdings, Inc. (Æ)	20,413	436	Urban Outfitters, Inc. (Æ)	4,035	96
Boyd Gaming Corp.	3,552	93	Vera Bradley, Inc. (Æ)	4,875	43
Callaway Golf Co.	53,236	768	Visteon Corp. (Æ)	4,388	543
Canada Goose Holdings, Inc. (Æ)	5,314	109	Wingstop, Inc.	12,274	408
Career Education Corp. (Æ)	8,358	87	Winnebago Industries, Inc.	18,221	815
Central Garden & Pet Co. (Æ)	14,032	545	ZAGG, Inc. (Æ)	55,434	873
Century Communities, Inc. (Æ)	8,957	221			36,854
Cheesecake Factory, Inc. (The)	3,732	157
Chegg, Inc. (Æ)	83,415	1,238	Consumer Staples - 2.8%
Chico's FAS, Inc.	6,889	62	Andersons, Inc. (The)	20,169	691
Children's Place, Inc. (The)	5,090	601	B&G Foods, Inc. Class A(Ñ)	23,274	741
Columbia Sportswear Co.	10,439	643	Boston Beer Co. , Inc. Class A(Æ)	441	69
Cooper Tire & Rubber Co.	30,918	1,156	Cal-Maine Foods, Inc. (Æ)(Ñ)	2,806	115
Cracker Barrel Old Country Store, Inc.	363	55	Energizer Holdings, Inc.	27,387	1,260
Dana Holding Corp.	6,673	187	Flowers Foods, Inc.	48,307	909
Delta Apparel, Inc. (Æ)	30,084	647	Fresh Del Monte Produce, Inc.	2,244	102
Destination Maternity Corp. (Æ)	8,633	14	Freshpet, Inc. (Æ)(Ñ)	14,293	224
Destination XL Group, Inc. (Æ)	87,225	166	Helen of Troy, Ltd. (Æ)	1,199	116
DSW, Inc. Class A	22,640	486	J&J Snack Foods Corp.	636	84
Eldorado Resorts, Inc. (Æ)(Ñ)	32,293	828	John B Sanfilippo & Son, Inc.	8,850	596
Ethan Allen Interiors, Inc.	4,449	144	Lancaster Colony Corp.	650	78
Extended Stay America, Inc.	36,323	726	Medifast, Inc.	1,646	98
Fox Factory Holding Corp. (Æ)	35,580	1,533	New Age Beverages Corp. (Æ)(Ñ)	50,254	171
Gentherm, Inc. (Æ)	24,069	894	Nomad Foods, Ltd. (Æ)	52,580	766
G-III Apparel Group, Ltd. (Æ)	9,665	280	Omega Protein Corp.	15,462	257
Grand Canyon Education, Inc. (Æ)	20,269	1,842	Primo Water Corp. (Æ)	59,666	707
Gray Television, Inc. (Æ)	32,728	514	Sanderson Farms, Inc.	841	136
ILG, Inc. (Æ)	3,476	93	Tootsie Roll Industries, Inc. (Ñ)	1,759	67
IMAX Corp. (Æ)	4,206	95	Universal Corp.	927	53
Johnson Outdoors, Inc. Class A	1,650	121	USANA Health Sciences, Inc. (Æ)	1,116	64
Kona Grill, Inc. (Æ)(Ñ)	8,394	32	Village Super Market, Inc. Class A	3,140	78
Lakeland Industries, Inc. (Æ)	25,757	363	Weis Markets, Inc.	2,084	91
LCI Industries	2,789	323			7,473
Libbey, Inc.	19,288	179
Malibu Boats, Inc. Class A(Æ)	20,497	649	Energy - 4.5%
Meritor, Inc. (Æ)	32,339	841	Callon Petroleum Co. (Æ)(Ñ)	95,738	1,076
Monarch Casino & Resort, Inc. (Æ)	3,243	128	Delek US Holdings, Inc.	44,920	1,201
Motorcar Parts of America, Inc. (Æ)	5,806	171	Gores Holdings, Inc. Class A(Æ)	34,782	475
Nexstar Media Group, Inc. Class A	9,240	576	Gulfport Energy Corp. (Æ)	101,666	1,458
Nutrisystem, Inc.	5,573	312	Nabors Industries, Ltd.	48,727	393
Ollie's Bargain Outlet Holdings, Inc. (Æ)	15,386	714	Natural Gas Services Group, Inc. (Æ)	2,661	76
Outfront Media, Inc. (ö)	45,077	1,135	Oceaneering International, Inc.	16,378	430
Penske Automotive Group, Inc.	9,622	458	PBF Energy, Inc. Class A(Ñ)	94,021	2,597
PetIQ, Inc. (Æ)	14,477	392	PDC Energy, Inc. (Æ)	9,737	477
Planet Fitness, Inc. Class A	32,123	867	Range Resources Corp.	16,540	324
Red Robin Gourmet Burgers, Inc. (Æ)	26,313	1,763	Ring Energy, Inc. (Æ)	106,306	1,540
REV Group, Inc.	21,644	622	Southwestern Energy Co. (Æ)	176,464	1,078

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 7

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
TerraForm Power, Inc. Class A(Æ)	8,251	109	Flagstar Bancorp, Inc. (Æ)	3,517	125
Whiting Petroleum Corp. (Æ)(Ñ)	107,896	589	FNB Corp.	198,152	2,779
		11,823	Four Corners Property Trust, Inc. (ö)	3,841	96
			Franklin Financial Network, Inc. (Æ)	13,691	488
Financial Services - 26.0%			Franklin Street Properties Corp. (ö)	6,261	66
Acadia Realty Trust (ö)	3,004	86	Genworth Financial, Inc. Class A(Æ)	22,972	88
Agree Realty Corp. (ö)	1,954	96	GEO Group, Inc. (The)(ö)	4,723	127
Alexander's, Inc. (ö)	132	56	German American Bancorp, Inc.	13,469	512
Ambac Financial Group, Inc. (Æ)	5,717	99	Getty Realty Corp. (ö)	3,214	92
American Assets Trust, Inc. (ö)	1,669	66	Gladstone Commercial Corp. (ö)	3,218	72
American Equity Investment Life Holding			Gramercy Property Trust (ö)	32,752	991
Co.	57,730	1,678	Great Western Bancorp, Inc.	22,613	933
Amerisafe, Inc.	14,516	845	Green Dot Corp. Class A(Æ)	33,478	1,660
AmTrust Financial Services, Inc.	12,775	172	Hallmark Financial Services, Inc. (Æ)	5,793	67
Argo Group International Holdings, Ltd.	3,742	230	Hancock Holding Co.	10,826	525
Armada Hoffler Properties, Inc. (ö)	5,391	74	Hanover Insurance Group, Inc. (The)	5,542	537
Ashford Hospitality Prime, Inc. (ö)	7,470	71	Healthcare Realty Trust, Inc. (ö)	3,181	103
Ashford Hospitality Trust, Inc. (ö)	12,353	82	Heritage Financial Corp.	21,682	640
Aspen Insurance Holdings, Ltd.	11,326	458	Heritage Insurance Holdings, Inc. (Ñ)	4,151	55
Atlas Financial Holdings, Inc. (Æ)	6,405	121	Hersha Hospitality Trust Class A(ö)	4,231	79
BancFirst Corp.	1,676	95	Highwoods Properties, Inc. (ö)	17,797	927
Bancorp, Inc. (The)(Æ)	39,395	326	Home Bancorp, Inc.	1,780	74
BankUnited, Inc.	19,115	680	Horace Mann Educators Corp.	10,787	424
BofI Holding, Inc. (Æ)(Ñ)	3,178	90	Houlihan Lokey, Inc. Class A	2,880	113
Brandywine Realty Trust (ö)	21,028	368	Howard Hughes Corp. (The)(Æ)	7,247	855
Brookline Bancorp, Inc.	48,362	750	Iberiabank Corp.	26,313	2,161
Capitol Federal Financial, Inc.	5,208	77	Independence Realty Trust, Inc. (ö)	8,728	89
CenterState Bank Corp.	30,223	810	Infinity Property & Casualty Corp.	1,239	117
Chatham Lodging Trust (ö)	4,261	91	InfraREIT, Inc. (ö)	4,269	95
Chemical Financial Corp.	5,629	294	Investors Bancorp, Inc.	19,257	263
Chesapeake Lodging Trust(ö)	4,052	109	iStar, Inc. (Æ)(Ñ)(ö)	6,969	82
CNO Financial Group, Inc.	61,730	1,441	James River Group Holdings, Ltd.	24,240	1,005
CoBiz Financial, Inc.	28,836	566	JER Investment Trust, Inc. (Æ)(Å)(Š)	1,771	—
Cohen & Steers, Inc.	6,355	251	Kemper Corp.	3,075	163
Community Bank System, Inc.	2,713	150	Kinsale Capital Group, Inc.	2,566	111
Community Healthcare Trust, Inc. (ö)	21,090	569	Kite Realty Group Trust (ö)	3,642	74
ConnectOne Bancorp, Inc.	24,894	612	LaSalle Hotel Properties(ö)	7,603	221
Cousins Properties, Inc. (ö)	26,454	247	LegacyTexas Financial Group, Inc.	19,032	760
Cowen Group, Inc. Class A(Æ)	48,022	855	LendingTree, Inc. (Æ)	4,424	1,081
DiamondRock Hospitality Co. (ö)	9,660	106	Lexington Realty Trust (ö)	9,906	101
Easterly Government Properties, Inc. (ö)	2,373	49	LPL Financial Holdings, Inc.	9,711	501
EastGroup Properties, Inc. (ö)	1,434	126	Mack-Cali Realty Corp. (ö)	3,969	94
Education Realty Trust, Inc. (ö)	25,209	906	MB Financial, Inc.	12,029	542
Employers Holdings, Inc.	5,322	242	Mercantile Bank Corp.	13,571	474
Enova International, Inc. (Æ)	5,729	77	Meridian Bancorp, Inc.	34,633	646
Enstar Group, Ltd. (Æ)	966	215	Meta Financial Group, Inc.	1,094	86
Essent Group, Ltd. (Æ)	3,019	122	MGIC Investment Corp. (Æ)	96,785	1,213
Euronet Worldwide, Inc. (Æ)	6,355	602	Moelis & Co. Class A	11,914	513
Evercore, Inc. Class A	948	76	Monmouth Real Estate Investment Corp. (ö)	50,961	825
Ezcorp, Inc. Class A(Æ)	6,882	65	National General Holdings Corp.	35,213	673
Fair Isaac Corp.	570	80	National Health Investors, Inc. (ö)	1,484	115
FBL Financial Group, Inc. Class A	1,037	77	National Storage Affiliates Trust (ö)	3,035	74
Fidelity & Guaranty Life(Ñ)	3,584	111	National Western Life Group, Inc. Class A	375	131
First BanCorp	17,371	598	Navigators Group, Inc. (The)	1,009	59
First Commonwealth Financial Corp.	84,565	1,195	NexPoint Residential Trust, Inc. (ö)	2,712	64
First Defiance Financial Corp.	1,427	75	Northrim BanCorp, Inc.	15,850	554
First Horizon National Corp.	31,359	601	Northwest Bancshares, Inc.	9,446	163
First Industrial Realty Trust, Inc. (ö)	4,185	126	OceanFirst Financial Corp.	2,185	60
First Merchants Corp.	9,799	421	OFG Bancorp	129,351	1,184
First Midwest Bancorp, Inc.	19,437	455	Old National Bancorp	40,677	744

See accompanying notes which are an integral part of this quarterly report.

8 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
OM Asset Management PLC	52,396	782	Westamerica Bancorporation(Ñ)	14,188	845
Owens Realty Mortgage, Inc. (ö)	4,603	84	Western New England Bancorp, Inc.	44,084	481
Pacific Premier Bancorp, Inc. (Æ)	37,145	1,402	Wintrust Financial Corp.	1,585	124
Parkway, Inc. (ö)	2,631	61	WisdomTree Investments, Inc.	9,197	94
Pebblebrook Hotel Trust(ö)	3,665	132	WSFS Financial Corp.	12,417	605
Potlatch Corp. (ö)	3,765	192	Xenia Hotels & Resorts, Inc. (ö)	5,994	126
Preferred Apartment Communities, Inc. Class					68,109
A(ö)	4,414	83
Preferred Bank	13,018	786	Health Care - 10.2%
Primerica, Inc.	2,028	165	Abaxis, Inc.	1,720	77
Prosperity Bancshares, Inc.	16,509	1,085	Acadia Healthcare Co. , Inc. (Æ)	10,266	490
PS Business Parks, Inc. (ö)	1,196	160	Acceleron Pharma, Inc. (Æ)	1,874	70
QTS Realty Trust, Inc. Class A(ö)	2,117	111	Achaogen, Inc. (Æ)	7,444	119
Quality Care Properties, Inc. (Æ)(ö)	7,750	120	Adamas Pharmaceuticals, Inc. (Æ)(Ñ)	5,878	124
Radian Group, Inc.	12,039	225	Addus HomeCare Corp. (Æ)	16,353	577
Ramco-Gershenson Properties Trust (ö)	4,208	55	Aduro Biotech, Inc. Class A(Æ)	9,405	100
Rayonier, Inc. (ö)	29,631	856	Aimmune Therapeutics, Inc. (Æ)	5,464	135
Redwood Trust, Inc. (ö)	5,433	89	Amicus Therapeutics, Inc. (Æ)	10,759	162
Retail Opportunity Investments Corp. (ö)	52,058	990	AMN Healthcare Services, Inc. (Æ)	2,532	116
Rexford Industrial Realty, Inc. (ö)	4,133	118	Analogic Corp.	890	75
RLI Corp.	1,093	63	Anavex Life Sciences Corp. (Æ)(Ñ)	13,069	54
RLJ Lodging Trust(ö)	41,559	914	Anika Therapeutics, Inc. (Æ)	1,260	73
Ryman Hospitality Properties, Inc. (ö)	1,556	97	Array BioPharma, Inc. (Æ)	8,924	110
Sabra Health Care REIT, Inc. (ö)	3,483	76	Atara Biotherapeutics, Inc. (Æ)	7,567	125
Safeguard Scientifics, Inc. (Æ)	11,803	158	Atrion Corp.	316	212
Safety Insurance Group, Inc.	1,267	97	AxoGen, Inc. (Æ)	26,948	521
Saul Centers, Inc. (ö)	1,185	73	Axovant Sciences, Ltd. (Æ)(Ñ)	4,066	28
Selective Insurance Group, Inc.	3,066	165	BioTelemetry, Inc. (Æ)	23,855	787
Seritage Growth Properties (Ñ)(ö)	1,986	91	Cambrex Corp. (Æ)	1,530	84
Southern Missouri Bancorp, Inc.	3,484	127	Cara Therapeutics, Inc. (Æ)(Ñ)	4,460	61
STAG Industrial, Inc. (ö)	3,648	100	Cardiovascular Systems, Inc. (Æ)	30,175	849
Starwood Waypoint Homes(ö)	2,863	104	Catalent, Inc. (Æ)	3,903	156
State Auto Financial Corp.	9,330	245	Celldex Therapeutics, Inc. (Æ)	28,808	82
State Bank Financial Corp.	13,719	393	Chemed Corp.	719	145
State National Cos. , Inc.	3,054	64	ChemoCentryx, Inc. (Æ)	7,700	57
Sterling Bancorp	36,919	910	Clovis Oncology, Inc. (Æ)	2,402	198
Stewart Information Services Corp.	1,430	54	Corcept Therapeutics, Inc. (Æ)	31,058	599
STORE Capital Corp. (ö)	10,004	249	CorVel Corp. (Æ)	913	50
Summit Hotel Properties, Inc. (ö)	5,920	95	CryoLife, Inc. (Æ)	11,754	267
Sunstone Hotel Investors, Inc. (ö)	11,743	189	Cutera, Inc. (Æ)	2,163	89
TCF Financial Corp.	31,694	540	Edge Therapeutics, Inc. (Æ)	8,517	91
Terreno Realty Corp. (ö)	3,173	115	Ensign Group, Inc. (The)	5,000	113
Territorial Bancorp, Inc.	5,557	175	Enzo Biochem, Inc. (Æ)	4,846	51
Third Point Reinsurance, Ltd. (Æ)	3,826	60	Epizyme, Inc. (Æ)	5,227	100
Tier REIT, Inc. (ö)	3,295	64	Esperion Therapeutics, Inc. (Æ)	1,758	88
TrustCo Bank Corp.	16,488	147	Exactech, Inc. (Æ)	11,754	387
UMB Financial Corp.	8,460	630	Fate Therapeutics, Inc. (Æ)	25,951	103
UMH Properties, Inc. (ö)	3,322	52	Flexion Therapeutics, Inc. (Æ)(Ñ)	11,148	270
Umpqua Holdings Corp.	111,522	2,175	Foundation Medicine, Inc. (Æ)(Ñ)	2,032	82
Union Bankshares Corp.	18,547	655	Geron Corp. (Æ)(Ñ)	30,009	65
Universal Insurance Holdings, Inc.	2,883	66	Glaukos Corp. (Æ)	2,851	94
Univest Corp. of Pennsylvania	16,848	539	Global Blood Therapeutics, Inc. (Æ)	2,491	77
Urban Edge Properties(ö)	3,864	93	Globus Medical, Inc. Class A(Æ)	8,106	241
Urstadt Biddle Properties, Inc. Class A(ö)	2,721	59	Halozyme Therapeutics, Inc. (Æ)	9,723	169
Validus Holdings, Ltd.	11,907	586	Halyard Health, Inc. (Æ)	2,525	114
Voya Financial, Inc.	20,762	828	HealthEquity, Inc. (Æ)	1,799	91
Waddell & Reed Financial, Inc. Class A(Ñ)	3,979	80	HealthSouth Corp.	15,191	704
Washington Federal, Inc.	5,667	191	Healthways, Inc. (Æ)	14,362	586
Washington Real Estate Investment Trust (ö)	3,281	107	Heska Corp. (Æ)	4,651	410
WesBanco, Inc.	14,772	606	ICU Medical, Inc. (Æ)	849	158

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 9

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
INC Research Holdings, Inc. Class A(Æ)	1,932	101	Voyager Therapeutics, Inc. (Æ)	6,326	130
Inogen, Inc. (Æ)	5,173	492			26,759
Inovio Pharmaceuticals, Inc. (Æ)	13,249	84
Insulet Corp. (Æ)	1,860	102	Materials and Processing - 9.8%
Integra LifeSciences Holdings Corp. (Æ)	1,279	65	A Schulman, Inc.	24,583	840
Intersect ENT, Inc. (Æ)	3,123	97	Advanced Drainage Systems, Inc.	25,800	522
Invacare Corp.	47,979	756	Allegheny Technologies, Inc. (Æ)(Ñ)	30,010	717
Iovance Biotherapeutics, Inc. (Æ)	11,413	88	Apogee Enterprises, Inc.	4,960	239
Ironwood Pharmaceuticals, Inc. Class A(Æ)	5,181	82	Beacon Roofing Supply, Inc. (Æ)	12,602	646
Keryx Biopharmaceuticals, Inc. (Æ)(Ñ)	103,820	737	Broadwind Energy, Inc. (Æ)	31,513	102
Lannett Co. , Inc. (Æ)(Ñ)	95,430	1,760	Builders FirstSource, Inc. (Æ)	17,618	317
LeMaitre Vascular, Inc.	2,307	86	Carpenter Technology Corp.	34,661	1,666
Lexicon Pharmaceuticals, Inc. (Æ)(Ñ)	3,650	45	Commercial Metals Co.	33,244	633
Ligand Pharmaceuticals, Inc. Class B(Æ)	6,249	851	Compass Minerals International, Inc.	16,942	1,100
Luminex Corp.	3,297	67	Culp, Inc.	4,435	145
Magellan Health, Inc. (Æ)	1,390	120	Ferroglobe PLC	68,168	897
Masimo Corp. (Æ)	1,661	144	FutureFuel Corp.	19,022	299
MediciNova, Inc. (Æ)(Ñ)	11,172	71	Ingevity Corp. (Æ)	7,903	494
Medidata Solutions, Inc. (Æ)	1,213	95	Installed Building Products, Inc. (Æ)	14,107	914
Merit Medical Systems, Inc. (Æ)	26,789	1,135	Insteel Industries, Inc.	15,409	402
Minerva Neurosciences, Inc. (Æ)	11,119	85	Interface, Inc. Class A	43,029	942
Miragen Therapeutics, Inc. (Æ)	11,863	109	ITT, Inc.	28,895	1,279
Molina Healthcare, Inc. (Æ)	7,830	538	KapStone Paper and Packaging Corp.	26,741	575
NantKwest, Inc. (Æ)	18,676	102	Koppers Holdings, Inc. (Æ)	15,080	696
National HealthCare Corp.	1,054	66	Landec Corp. (Æ)	14,385	186
National Research Corp. Class A	2,114	80	LB Foster Co. Class A(Æ)	17,223	392
Nektar Therapeutics(Æ)	4,298	103	LSB Industries, Inc. (Æ)(Ñ)	76,069	604
Neogen Corp. (Æ)	2,087	162	NN, Inc.	24,839	720
NxStage Medical, Inc. (Æ)	3,121	86	Omnova Solutions, Inc. (Æ)	61,414	672
Omeros Corp. (Æ)(Ñ)	3,991	86	Owens-Illinois, Inc. (Æ)	19,683	495
Omnicell, Inc. (Æ)	11,852	605	Patrick Industries, Inc. (Æ)	17,087	1,438
OraSure Technologies, Inc. (Æ)	15,238	343	PGT Innovations, Inc. (Æ)	49,083	734
Owens & Minor, Inc.	2,384	70	PolyOne Corp.	29,029	1,162
PAREXEL International Corp. (Æ)	1,825	161	RBC Bearings, Inc. (Æ)	3,635	455
Penumbra, Inc. (Æ)	4,997	451	Silgan Holdings, Inc.	23,926	704
PharMerica Corp. (Æ)	3,437	101	Simpson Manufacturing Co. , Inc.	11,642	571
PRA Health Sciences, Inc. (Æ)	15,631	1,190	SiteOne Landscape Supply, Inc. (Æ)	7,476	434
Prestige Brands Holdings, Inc. (Æ)	1,140	57	Summit Materials, Inc. Class A(Æ)	28,657	918
Prothena Corp. PLC(Æ)	2,745	178	Triton International, Ltd.	13,364	445
Puma Biotechnology, Inc. (Æ)	1,866	223	United States Steel Corp. (Ñ)	53,204	1,365
Quality Systems, Inc. (Æ)	3,762	59	Universal Stainless & Alloy Products, Inc. (Æ)	16,898	352
Radius Health, Inc. (Æ)	2,533	98	US Concrete, Inc. (Æ)(Ñ)	8,588	655
Sage Therapeutics, Inc. (Æ)	2,240	140			25,727
Sangamo BioSciences, Inc. (Æ)	10,667	160
Sarepta Therapeutics, Inc. (Æ)	4,009	182	Producer Durables - 13.5%
SciClone Pharmaceuticals, Inc. (Æ)	6,753	76	AAR Corp.	15,250	576
Select Medical Holdings Corp. (Æ)	11,396	219	ACCO Brands Corp. (Æ)	101,580	1,209
Spark Therapeutics, Inc. (Æ)	6,429	573	Advanced Energy Industries, Inc. (Æ)	4,727	382
Supernus Pharmaceuticals, Inc. (Æ)	9,087	363	AECOM(Æ)	8,436	311
Surmodics, Inc. (Æ)	8,219	255	Air Transport Services Group, Inc. (Æ)	44,264	1,077
Syros Pharmaceuticals, Inc. (Æ)	6,657	98	Atlas Air Worldwide Holdings, Inc. (Æ)	20,011	1,317
Tactile Systems Technology, Inc. (Æ)	27,470	850	AZZ, Inc.	11,243	548
Teladoc, Inc. (Æ)(Ñ)	2,310	77	Brink's Co. (The)	6,286	530
TG Therapeutics, Inc. (Æ)	9,743	115	Casella Waste Systems, Inc. Class A(Æ)	55,264	1,039
Triple-S Management Corp. Class B(Æ)	3,878	92	Columbus McKinnon Corp.	30,538	1,156
Ultragenyx Pharmaceutical, Inc. (Æ)	2,939	157	Compass Diversified Holdings(Ñ)	72,776	1,292
US Physical Therapy, Inc.	5,348	329	Covanta Holding Corp. (Ñ)	53,160	789
Veeva Systems, Inc. Class A(Æ)	5,816	328	Ducommun, Inc. (Æ)	18,257	585
Veracyte, Inc. (Æ)	9,890	87	Ennis, Inc.	20,977	412
Versartis, Inc. (Æ)	4,431	11	ExlService Holdings, Inc. (Æ)	1,022	60

See accompanying notes which are an integral part of this quarterly report.

10 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Flir Systems, Inc.	24,415	950	Blackline, Inc. (Æ)	5,999	205
Forrester Research, Inc.	1,122	47	CACI International, Inc. Class A(Æ)	852	119
Forward Air Corp.	9,116	522	Carbonite, Inc. (Æ)	26,222	577
General Cable Corp.	36,941	696	CEVA, Inc. (Æ)	5,600	240
Genesee & Wyoming, Inc. Class A(Æ)	13,475	997	Cirrus Logic, Inc. (Æ)	12,231	652
GP Strategies Corp. (Æ)	9,878	305	Coherent, Inc. (Æ)	2,604	612
Granite Construction, Inc.	3,557	206	Cohu, Inc.	1,720	41
Greenbrier Cos. , Inc. (Ñ)	12,023	579	CommerceHub, Inc. (Æ)	4,794	108
H&E Equipment Services, Inc.	31,257	913	Cypress Semiconductor Corp.	30,963	465
HEICO Corp.	1,961	176	CYREN, Ltd. (Æ)(Å)	52,563	95
HNI Corp.	13,104	543	Diebold Nixdorf, Inc. (Ñ)	52,581	1,201
Hudson Technologies, Inc. (Æ)	69,076	539	Diodes, Inc. (Æ)	20,745	621
InnerWorkings, Inc. (Æ)	17,810	200	Ellie Mae, Inc. (Æ)	853	70
JetBlue Airways Corp. (Æ)	5,608	104	EPAM Systems, Inc. (Æ)	877	77
John Bean Technologies Corp.	3,804	385	Everbridge, Inc. (Æ)	6,454	171
KBR, Inc.	95,306	1,704	Fabrinet(Æ)	3,556	132
KLX, Inc. (Æ)	8,820	467	Finisar Corp. (Æ)	28,022	621
Knight-Swift Transportation Holdings, Inc.			Five9, Inc. (Æ)	65,136	1,556
(Æ)	23,325	969	FormFactor, Inc. (Æ)	31,959	539
Kratos Defense & Security Solutions, Inc. (Æ)	11,656	152	Glu Mobile, Inc. (Æ)	47,348	178
Littelfuse, Inc.	782	153	GrubHub, Inc. (Æ)	11,067	583
Lydall, Inc. (Æ)	14,579	835	GSI Group, Inc. (Æ)	38,120	1,661
Marten Transport, Ltd.	13,755	283	GTT Communications, Inc. (Æ)	28,374	898
MasTec, Inc. (Æ)	12,840	596	Hortonworks, Inc. (Æ)	26,335	446
MAXIMUS, Inc.	1,224	79	Insight Enterprises, Inc. (Æ)	5,663	260
McGrath RentCorp	21,346	934	Integrated Device Technology, Inc. (Æ)	45,285	1,204
Mitek Systems, Inc. (Æ)	58,666	557	InterXion Holding NV(Æ)	16,395	835
Mobile Mini, Inc.	23,520	810	Kimball Electronics, Inc. (Æ)	6,093	132
Modine Manufacturing Co. (Æ)	21,638	417	LogMeIn, Inc.	3,146	346
NV5 Global, Inc. (Æ)	19,034	1,040	Lumentum Holdings, Inc. (Æ)	6,560	357
Old Dominion Freight Line, Inc.	10,402	1,145	Magnachip Semiconductor Corp. (Æ)	13,352	152
On Assignment, Inc. (Æ)	8,275	444	Meet Group, Inc. (Æ)	40,750	148
Park-Ohio Holdings Corp.	9,104	415	Mellanox Technologies, Ltd. (Æ)	12,844	606
Primoris Services Corp.	3,749	110	Mercury Systems, Inc. (Æ)	6,193	321
Quanta Services, Inc. (Æ)	5,092	190	Methode Electronics, Inc.	4,184	177
Radiant Logistics, Inc. (Æ)	52,971	281	MKS Instruments, Inc.	1,421	134
Saia, Inc. (Æ)	8,816	552	Monolithic Power Systems, Inc.	2,751	293
Schneider National, Inc. Class B	8,766	222	Nanometrics, Inc. (Æ)	2,942	85
SkyWest, Inc.	4,976	218	NCR Corp. (Æ)	7,691	289
Spartan Motors, Inc.	17,981	199	NETGEAR, Inc. (Æ)	4,532	216
Square, Inc. Class A(Æ)	19,639	566	NetScout Systems, Inc. (Æ)	3,368	109
Student Transportation, Inc. (Ñ)	76,631	458	NIC, Inc.	8,809	151
Sun Hydraulics Corp.	3,112	168	Nutanix, Inc. Class A(Æ)(Ñ)	15,096	338
Sykes Enterprises, Inc. (Æ)	4,586	134	Orbotech, Ltd. (Æ)	11,473	484
Textainer Group Holdings, Ltd. (Æ)(Ñ)	37,617	645	Paycom Software, Inc. (Æ)	1,907	143
TopBuild Corp. (Æ)	2,327	152	PC Connection, Inc.	9,588	270
TriNet Group, Inc. (Æ)	6,029	203	Perficient, Inc. (Æ)	5,832	115
Triumph Group, Inc.	13,636	406	Q2 Holdings, Inc. (Æ)	9,348	389
Vishay Precision Group, Inc. (Æ)	13,029	318	RADCOM, Ltd. (Æ)(Ñ)	12,142	256
WNS Holdings, Ltd. - ADR(Æ)	14,020	512	RealPage, Inc. (Æ)	23,381	933
Zebra Technologies Corp. Class A(Æ)	4,582	498	Rogers Corp. (Æ)	3,870	516
		35,277	Rudolph Technologies, Inc. (Æ)	7,149	188
			Sanmina Corp. (Æ)	6,456	240
Technology - 12.9%			Sapiens International Corp. NV(Æ)(Ñ)	49,939	659
Alarm. com Holdings, Inc. (Æ)	13,338	603	ScanSource, Inc. (Æ)	4,699	205
Anixter International, Inc. (Æ)	2,044	174	ShotSpotter, Inc. (Æ)	12,977	175
Aspen Technology, Inc. (Æ)	1,647	103	Silicon Motion Technology Corp. - ADR	11,511	553
Asure Software, Inc. (Æ)(Ñ)	25,937	322	Sparton Corp. (Æ)	10,337	240
AVX Corp.	5,301	97	Super Micro Computer, Inc. (Æ)	27,468	607
Benchmark Electronics, Inc. (Æ)	5,958	203	Synaptics, Inc. (Æ)	21,766	853

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 11

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Synchronoss Technologies, Inc. (Æ)	8,018	75		Short-Term Investments - 3.1%
SYNNEX Corp.	792	100		U. S. Cash Management Fund	8,182,882	(8)	8,184
Tech Data Corp. (Æ)	790	70		Total Short-Term Investments
TESSCO Technologies, Inc.	18,277	228		(cost $8,184)			8,184
Tower Semiconductor, Ltd. (Æ)	26,737	822
TTM Technologies, Inc. (Æ)	15,054	231		Other Securities - 7.8%
Tyler Technologies, Inc. (Æ)	4,185	730		U. S. Cash Collateral Fund(×)	20,299,053	(8)	20,299
Universal Display Corp.	1,032	133		Total Other Securities
USA Technologies, Inc. (Æ)	67,957	425		(cost $20,299)			20,299
Varonis Systems, Inc. (Æ)	26,641	1,116
VeriFone Systems, Inc. (Æ)	71,050	1,440		Total Investments 108.1%
Vishay Intertechnology, Inc.	9,054	170		(identified cost $239,202)			283,389
Vocera Communications, Inc. (Æ)	12,880	404
Web. com Group, Inc. (Æ)	4,180	105		Other Assets and Liabilities, Net
Xperi Corp.	55,414	1,401	-	(8.1%)			(21,166)
Xplore Technologies Corp. (Æ)	41,484	146		Net Assets - 100.0%			262,223
		33,945

Utilities - 3.4%
Allete, Inc.	14,559	1,124
American States Water Co.	2,093	103
Avista Corp.	2,825	146
Black Hills Corp.	11,669	803
Boingo Wireless, Inc. (Æ)	34,863	745
California Water Service Group	2,148	82
Chesapeake Utilities Corp.	1,797	141
Dynegy, Inc. Class A(Æ)	11,504	113
El Paso Electric Co.	2,684	148
Idacorp, Inc.	2,624	231
IDT Corp. Class B	4,396	62
j2 Global, Inc.	835	62
MGE Energy, Inc.	1,173	76
Middlesex Water Co.	1,441	57
New Jersey Resources Corp.	4,001	169
Northwest Natural Gas Co.	1,663	107
NorthWestern Corp.	2,016	115
NRG Yield, Inc. Class A	4,580	87
NRG Yield, Inc. Class C	8,853	171
ONE Gas, Inc.	3,159	233
Ormat Technologies, Inc.	1,412	86
Otter Tail Corp.	1,774	77
Pattern Energy Group, Inc. Class A	2,134	51
PNM Resources, Inc.	2,219	89
Portland General Electric Co.	2,494	114
Pure Cycle Corp. (Æ)	25,897	194
RingCentral, Inc. Class A(Æ)	18,580	776
SJW Group	10,592	600
South Jersey Industries, Inc.	5,257	182
Southwest Gas Holdings, Inc.	1,881	146
Spark Energy, Inc. Class A	4,334	65
Spire, Inc.	3,036	227
Unitil Corp.	27,422	1,355
WGL Holdings, Inc.	1,757	148
York Water Co. (The)	1,584	54
		8,939

Total Common Stocks
(cost $210,719)		254,906

See accompanying notes which are an integral part of this quarterly report.

12 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.1%
CYREN, Ltd.	10/25/12	52,563	2.47	130	95
JER Investment Trust, Inc.	05/27/04	1,771	82.03	145	—
Tandy Leather Factory, Inc.	03/17/14	34,084	8.82	300	269
					364
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 13

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures	6	USD	448	12/17	13
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					13

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$36,854	$—	$—	$—	$36,854
Consumer Staples	7,473	—	—	—	7,473
Energy	11,823	—	—	—	11,823
Financial Services	68,109	—	—	—	68,109
Health Care	26,759	—	—	—	26,759
Materials and Processing	25,727	—	—	—	25,727
Producer Durables	35,277	—	—	—	35,277
Technology	33,945	—	—	—	33,945
Utilities	8,939	—	—	—	8,939
Short-Term Investments	—	—	—	8,184	8,184
Other Securities	—	—	—	20,299	20,299
Total Investments	254,906	—	—	28,483	283,389

Other Financial Instruments
Assets
Futures Contracts	13	—	—	—	13

Total Other Financial Instruments*	$13	$—	$—	$—	$13

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

14 U.S. Small Cap Equity Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.8%			Brazil - 0.5%
Australia - 3.6%			BM&FBovespa SA - Bolsa de Valores
AGL Energy, Ltd.	55,550	1,022	Mercadorias e Futuros(Æ)	111,623	844
Aristocrat Leisure, Ltd.	98,959	1,636	Cielo SA	80,260	557
Australia & New Zealand Banking			Embraer SA - ADR	35,700	807
Group, Ltd. - ADR	13,373	312			2,208
BHP Billiton, Ltd. - ADR	10,496	212
Caltex Australia, Ltd.	14,295	361	Canada - 3.9%
Charter Hall Group - ADR(ö)	3,300	14	Air Canada Class B(Æ)	500	11
Coca-Cola Amatil, Ltd.	17,600	107	Atco, Ltd. Class I	3,600	132
Commonwealth Bank of Australia - ADR	9,701	575	Bank of Montreal	13,827	1,046
CSL, Ltd.	13,179	1,386	Bank of Nova Scotia (The)	12,887	828
Dexus Property Group(Æ)(ö)	29,800	223	BCE, Inc.	5,200	244
Downer EDI, Ltd.	1,600	9	Brookfield Asset Management, Inc.
Fortescue Metals Group, Ltd.	10,200	41	Class A	6,294	260
Investa Office Fund(ö)	3,800	13	CAE, Inc.	11,300	198
Macquarie Group, Ltd.	31,829	2,275	Canadian Imperial Bank of Commerce	11,758	1,029
Metcash, Ltd.	5,700	12	Canadian Real Estate Investment
Mirvac Group(ö)	158,200	285	Trust(ö)	2,978	110
National Australia Bank, Ltd. - ADR	12,351	307	CI Financial Corp.	3,100	68
Newcrest Mining, Ltd.	45,000	739	Constellation Software, Inc.	300	164
Northern Star Resources, Ltd.	16,387	63	Emera, Inc.	3,658	139
Qantas Airways, Ltd. (Æ)	183,258	841	Empire Co. , Ltd. Class A	15,883	281
QBE Insurance Group, Ltd.	124,300	982	Enbridge, Inc.	4,846	202
Rio Tinto, Ltd. - ADR	2,413	126	Encana Corp.	70,593	831
Sandfire Resources NL	21,762	98	Fairfax Financial Holdings, Ltd.	648	337
Santos, Ltd. (Æ)	27,100	86	First Quantum Minerals, Ltd.	59,877	672
Stockland(ö)	102,400	346	George Weston, Ltd.	3,600	313
Tabcorp Holdings, Ltd.	43,965	148	Great-West Lifeco, Inc.	6,241	180
Telstra Corp. , Ltd.	70,879	194	H&R Real Estate Investment Trust(ö)	11,800	204
Treasury Wine Estates, Ltd.	15,700	169	IGM Financial, Inc.	4,033	136
Vicinity Centres(ö)	191,175	400	Imperial Oil, Ltd.	7,893	252
Washington H Soul Pattinson & Co. , Ltd.	8,347	105	Intact Financial Corp.	7,117	588
Wesfarmers, Ltd. (Æ)	37,383	1,213	Jean Coutu Group PJC, Inc. (The) Class
Westfield Corp. (ö)	18,660	115	A	5,731	112
Westpac Banking Corp.	15,529	391	Loblaw Cos. , Ltd.	12,800	699
Whitehaven Coal, Ltd.	28,300	82	Magna International, Inc. Class A	3,279	175
Woodside Petroleum, Ltd.	3,743	86	Manulife Financial Corp.	51,096	1,036
Woolworths, Ltd.	21,911	434	Maple Leaf Foods, Inc.	3,900	106
		15,408	National Bank of Canada	10,900	525
			Norbord, Inc.	2,400	91
Austria - 0.4%			Quebecor, Inc. Class B	1,400	53
Erste Group Bank AG(Æ)	32,297	1,399	RioCan Real Estate Investment Trust(ö)	14,400	276
EVN AG	5,863	92	Rogers Communications, Inc. Class B	15,400	794
Immofinanz AG(Æ)	38,244	99	Royal Bank of Canada - GDR	12,212	945
OMV AG	4,861	283	Saputo, Inc. - ADR	5,100	177
		1,873	Smart Real Estate Investment Trust(ö)	3,900	92
			Stantec, Inc.	1,700	47
Belgium - 1.3%			Stars Group, Inc. (The)(Æ)	5,900	121
Ageas	13,770	647	Sun Life Financial, Inc.	11,324	451
Anheuser-Busch InBev SA	10,139	1,212	TELUS Corp.	21,200	763
Cie d'Entreprises CFE	818	122	Toronto Dominion Bank	32,883	1,849
Groupe Bruxelles Lambert SA	2,480	261	West Fraser Timber Co. , Ltd.	3,300	190
KBC Groep NV	28,770	2,438			16,727
Proximus	5,040	174
UCB SA	7,000	499	Cayman Islands - 1.6%
		5,353	CK Asset Holdings, Ltd.	81,351	677
			Melco Crown Entertainment, Ltd. - ADR	33,709	813
Bermuda - 0.3%			Sands China, Ltd.	185,200	967
XL Group, Ltd.	30,209	1,192	Sunny Optical Technology Group Co. ,
			Ltd.	28,500	457

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 15

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tencent Holdings, Ltd.	84,833	3,668	Dassault Systemes	981	99
		6,582	Derichebourg SA	11,448	120
			Engie SA	29,123	494
China - 1.5%			Essilor International SA	3,092	383
Alibaba Group Holding, Ltd. - ADR(Æ)	16,556	2,859	Faurecia	9,030	627
JD. com, Inc. - ADR(Æ)	22,606	864	Gecina SA(ö)	588	95
Lenovo Group, Ltd.	2,552,000	1,411	Hermes International	1,162	586
Ping An Insurance Group Co. of China,			Ipsen SA	438	58
Ltd. Class H	77,000	594	L'Oreal SA	5,736	1,219
Weibo Corp. - ADR(Æ)	7,168	709	LVMH Moet Hennessy Louis Vuitton
		6,437	SE - ADR	981	270
			Mercialys SA(ö)	5,811	116
Colombia - 0.1%			Natixis SA	13,091	105
Ecopetrol SA - ADR(Ñ)	30,800	292	Neopost SA	420	16

Czech Republic - 0.0%			Orange SA - ADR	14,909	244
Komercni Banka AS	700	31	Peugeot SA	8,196	195
			Publicis Groupe SA - ADR	28,404	1,984
Denmark - 1.7%			Renault SA	3,317	326
AP Moller - Maersk A/S Class B	91	173	Safran SA	8,213	839
Coloplast A/S Class B	6,371	517	Sanofi - ADR	33,467	3,328
Danske Bank A/S	55,970	2,238	Schneider Electric SE(Æ)	28,207	2,456
Dfds A/S	1,983	113	SCOR SE - ADR	1,918	80
DSV A/S	12,740	964	Societe Generale SA	7,431	434
Genmab A/S(Æ)	3,276	724	Television Francaise 1	5,013	73
GN Store Nord A/S	2,210	76	Thales SA	8,471	958
ISS A/S	8,240	331	Total SA(Ñ)	56,485	3,039
Jyske Bank A/S	1,900	110	Unibail-Rodamco SE(ö)	820	200
Novo Nordisk A/S Class B	30,091	1,444	Vallourec SA(Æ)(Ñ)	148,982	887
Pandora A/S	2,336	231	Veolia Environnement SA	4,300	99
Royal Unibrew A/S	1,970	108	Vinci SA	19,828	1,885
Sydbank A/S	580	24	Vivendi SA - ADR	6,246	158
TDC A/S	13,902	82			35,849
Vestas Wind Systems A/S	1,930	173
		7,308	Germany - 8.2%
			Adidas AG	3,516	795
Finland - 0.3%			Allianz SE	3,715	834
Fortum OYJ	10,176	203	AURELIUS Equity Opportunities SE &
Kesko OYJ Class B	1,502	81	Co. KGaA	1,570	103
Neste OYJ	6,763	295	BASF SE	4,042	430
Sampo OYJ Class A	2,036	108	Bayer AG	30,682	4,182
Stora Enso OYJ Class R	21,752	308	Bayerische Motoren Werke AG	3,043	309
UPM-Kymmene OYJ	7,895	214	Beiersdorf AG	3,610	388
Valmet OYJ	6,265	123	Continental AG	5,697	1,446
		1,332	Covestro AG(Þ)	13,743	1,182
			Daimler AG	20,742	1,654
France - 8.5%			Deutsche Bank AG	36,336	628
Air France-KLM(Æ)	2,960	47	Deutsche Boerse AG	42,011	4,554
Air Liquide SA Class A	12,674	1,689	Deutsche Lufthansa AG	41,560	1,155
Airbus Group SE	20,900	1,990	Deutsche Post AG	2,342	104
Arkema SA	908	111	Deutsche Telekom AG	110,673	2,065
Atos SE	5,385	836	Deutsche Wohnen SE	4,039	172
AXA SA	16,895	511	Evonik Industries AG	4,600	164
BNP Paribas SA	45,540	3,675	Fresenius SE & Co. KGaA	927	75
Bouygues SA - ADR	35,514	1,685	GEA Group AG	17,200	782
Carrefour SA	10,021	202	Hannover Rueck SE	2,581	311
Casino Guichard Perrachon SA	160	9	HeidelbergCement AG	9,059	931
Cie de Saint-Gobain	30,347	1,809	Henkel AG & Co. KGaA	806	98
Credit Agricole SA	85,255	1,550	Hugo Boss AG	7,700	679
Danone SA	1,666	131	Infineon Technologies AG - ADR	35,528	893
Dassault Aviation SA	143	231	Linde AG(Æ)	6,500	1,356

See accompanying notes which are an integral part of this quarterly report.

16 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Metro AG	7,789	92	Bank Hapoalim BM	63,420	444
Muenchener Rueckversicherungs-			Bank Leumi Le-Israel BM	60,200	319
Gesellschaft AG in Muenchen	13,774	2,944	Bezeq The Israeli Telecommunication
Rational AG	206	142	Corp. , Ltd.	135,400	193
RWE AG	6,350	144	Check Point Software Technologies, Ltd.
SAP SE - ADR(Ñ)	12,017	1,318	(Æ)	4,598	524
SAP SE - ADR	8,299	909	Elbit Systems, Ltd.	760	112
Siemens AG	15,613	2,199	Mizrahi Tefahot Bank, Ltd.	6,770	121
Siltronic AG(Æ)	866	107	Nice, Ltd.	1,240	100
Suedzucker AG	830	18	Teva Pharmaceutical Industries, Ltd.	4,306	76
Talanx AG	297	12			2,046
Transportation Components, Inc.	14,850	252
Vonovia SE	3,866	165	Italy - 3.3%
Zalando SE(Æ)(Þ)	21,106	1,058	Assicurazioni Generali SpA	8,521	159
		34,650	Banca IFIS SpA	180	10
			Davide Campari-Milano SpA	115,462	839
Hong Kong - 2.6%			Enel SpA	860,607	5,182
AIA Group, Ltd.	278,000	2,062	ENI SpA - ADR	216,466	3,586
BOC Hong Kong Holdings, Ltd.	21,000	102	FinecoBank Banca Fineco SpA	59,830	530
China Mobile, Ltd.	72,500	733	Gruppo Editoriale L'Espresso SpA(Æ)	8,412	8
CK Hutchison Holdings Ltd	18,500	237	Intesa Sanpaolo SpA	54,724	194
CLP Holdings, Ltd.	27,000	277	Mediobanca SpA	29,900	321
First Pacific Co. , Ltd.	213,964	171	Parmalat SpA	40,579	149
Guangdong Investment, Ltd.	370,900	531	Snam Rete Gas SpA	58,589	282
Guoco Group, Ltd.	7,000	105	Telecom Italia SpA(Æ)	774,693	726
Hang Seng Bank, Ltd.	47,121	1,150	Tod's SpA	1,650	117
Henderson Land Development Co. , Ltd.	36,900	245	UniCredit SpA(Æ)	87,004	1,853
HKT Trust & HKT, Ltd.	191,000	232			13,956
Hongkong & Shanghai Hotels, Ltd. (The)	74,000	124
Hongkong Land Holdings, Ltd.	42,200	304	Japan - 14.9%
Hysan Development Co. , Ltd.	50,000	236	77 Bank, Ltd. (The)	1,800	45
I-CABLE Communications, Ltd. (Æ)	30,770	1	Aisin Seiki Co. , Ltd.	3,000	158
Jardine Matheson Holdings, Ltd.	2,600	165	Alfresa Holdings Corp.	31,100	570
Kerry Properties, Ltd.	114,500	476	Alps Electric Co. , Ltd.	22,700	600
Link(ö)	107,000	868	Amada Holdings Co. , Ltd.	4,100	45
New World Development Co. , Ltd.	74,000	107	Asahi Glass Co. , Ltd.	10,600	394
SJM Holdings, Ltd.	604,100	554	Asahi Group Holdings, Ltd.	10,000	405
Sun Hung Kai Properties, Ltd.	17,000	278	Asahi Kasei Corp.	18,000	222
Swire Pacific, Ltd. Class A	18,000	175	Astellas Pharma, Inc.	99,400	1,267
Swire Properties, Ltd.	23,800	81	Benesse Holdings, Inc.	700	25
WH Group, Ltd. (Þ)	715,000	761	Bridgestone Corp.	20,000	908
Wharf Holdings, Ltd. (The)	48,274	430	Canon, Inc.	12,100	414
Wheelock & Co. , Ltd.	43,000	302	Central Japan Railway Co.	1,400	246
Yue Yuen Industrial Holdings, Ltd.	26,000	99	Coca-Cola Bottlers Japan, Inc.	4,500	146
		10,806	Concordia Financial Group, Ltd.	76,800	380
			Credit Saison Co. , Ltd.	28,300	588
India - 0.4%			Dai Nippon Printing Co. , Ltd.	22,500	539
HDFC Bank, Ltd. - ADR	18,471	1,780	Dai-ichi Life Holdings, Inc.	49,250	885
			Daikin Industries, Ltd.	4,200	426
Indonesia - 0.2%			Daito Trust Construction Co. , Ltd.	1,200	219
Bank Central Asia Tbk PT	654,558	987	Denso Corp.	4,000	203
			East Japan Railway Co.	1,300	120
Ireland - 0.6%			Eisai Co. , Ltd.	14,300	735
Bank of Ireland Group PLC(Æ)	9,400	77	Electric Power Development Co. , Ltd.	4,300	108
CRH PLC	34,372	1,308	FANUC Corp.	3,730	756
Ryanair Holdings PLC - ADR(Æ)	3,391	357	Fuji Electric Co. , Ltd.	167,000	927
Willis Towers Watson PLC(Æ)	5,106	787	Fujitsu, Ltd.	282,000	2,103
		2,529	H2O Retailing Corp.	4,000	71

Israel - 0.5%			Haseko Corp.	1,700	23
Azrieli Group, Ltd.	2,811	157	Hitachi, Ltd.	356,000	2,511
			Hokuhoku Financial Group, Inc.	3,500	56

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 17

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Honda Motor Co. , Ltd.	73,200	2,171	SBI Holdings, Inc.	7,100	107
Idemitsu Kosan Co. , Ltd.	2,400	68	Seibu Holdings, Inc.	66,600	1,138
IHI Corp.	34,700	1,208	Seino Holdings Co. , Ltd.	4,000	56
Iida Group Holdings Co. , Ltd.	22,900	408	Sekisui House, Ltd.	16,200	273
Inpex Corp.	282,400	3,010	Seven & i Holdings Co. , Ltd.	4,400	170
Isuzu Motors, Ltd.	125,300	1,662	Shimamura Co. , Ltd.	1,300	156
ITOCHU Corp.	51,600	846	Shimizu Corp.	7,000	78
Japan Petroleum Exploration Co. , Ltd.	4,600	100	Shionogi & Co. , Ltd.	2,400	131
Japan Post Holdings Co. , Ltd. (Ñ)	37,600	444	Shizuoka Bank, Ltd. (The)	9,000	81
Japan Tobacco, Inc.	23,200	761	Showa Shell Sekiyu KK	41,800	483
JFE Holdings, Inc.	1,300	25	SMC Corp.	2,050	723
JX Holdings, Inc.	226,400	1,168	SoftBank Group Corp.	10,700	865
Kajima Corp.	39,000	388	Sompo Japan Nipponkoa Holdings, Inc.	21,700	846
Kao Corp.	4,000	236	Sony Corp.	62,700	2,333
KDDI Corp.	30,500	805	Sumitomo Bakelite Co. , Ltd.	1,000	7
Kobe Bussan Co. , Ltd.	400	18	Sumitomo Chemical Co. , Ltd.	25,000	156
Komatsu, Ltd.	24,900	709	Sumitomo Corp.	113,800	1,638
Lawson, Inc.	3,000	199	Sumitomo Electric Industries, Ltd.	6,600	108
Marubeni Corp.	130,300	890	Sumitomo Mitsui Financial Group, Inc.	38,900	1,496
McDonald's Holdings Co. Japan, Ltd.	6,000	266	Sumitomo Osaka Cement Co. , Ltd.	158,000	700
Medipal Holdings Corp.	11,000	191	Takashimaya Co. , Ltd.	4,000	37
Megmilk Snow Brand Co. , Ltd.	2,500	68	Takeda Pharmaceutical Co. , Ltd.	5,000	277
Miraca Holdings, Inc.	1,500	70	Tokio Marine Holdings, Inc.	5,100	200
Mitsubishi Chemical Holdings Corp.	42,700	408	Tokyo Electric Power Co. Holdings, Inc.
Mitsubishi Corp.	10,600	247	(Æ)	164,700	665
Mitsubishi Electric Corp.	6,800	106	Toppan Printing Co. , Ltd.	67,000	665
Mitsubishi Heavy Industries, Ltd.	12,400	490	Toray Industries, Inc.	17,000	165
Mitsubishi Tanabe Pharma Corp.	5,100	117	Toyota Motor Corp.	23,900	1,427
Mitsubishi UFJ Financial Group, Inc.	283,400	1,842	Trend Micro, Inc.	17,400	857
Mitsui & Co. , Ltd.	22,900	339	Ulvac, Inc.	800	50
Mitsui Chemicals, Inc.	2,600	79	West Japan Railway Co.	7,900	549
Mixi, Inc.	11,000	532	Yamada Denki Co. , Ltd.	50,300	275
Mizuho Financial Group, Inc.	162,800	285			63,048
Morinaga Milk Industry Co. , Ltd.	2,800	107
MS&AD Insurance Group Holdings, Inc.	8,800	284	Jersey - 0.2%
Nexon Co. , Ltd.	400	10	Centamin PLC	11,300	22
NH Foods, Ltd.	16,000	440	Experian PLC	4,148	83
Nidec Corp.	5,900	726	Glencore PLC(Æ)	56,050	257
Nintendo Co. , Ltd.	2,700	1,001	Randgold Resources, Ltd.	580	57
Nippon Electric Glass Co. , Ltd.	3,600	139	Shire PLC - ADR	1,390	71
Nippon Express Co. , Ltd.	2,100	137	Wolseley PLC - ADR	5,520	362
Nippon Steel & Sumitomo Metal Corp.	4,300	99			852
Nippon Suisan Kaisha, Ltd.	19,800	111
Nippon Telegraph & Telephone Corp.	25,403	1,165	Luxembourg - 0.2%
Nippon Yusen KK(Æ)	20,200	420	Aperam SA	2,499	131
Nissan Motor Co. , Ltd.	27,100	269	ArcelorMittal SA(Æ)	7,558	195
Nomura Holdings, Inc.	155,200	869	RTL Group SA	1,148	87
NTT Data Corp.	19,900	213	Samsonite International SA	114,000	489
NTT DOCOMO, Inc.	43,000	983			902

Obayashi Corp.	43,700	524	Malaysia - 0.2%
Ono Pharmaceutical Co. , Ltd.	28,300	643	CIMB Group Holdings BHD	687,900	1,027
Open House Co. , Ltd.	600	21
Oriental Land Co. , Ltd.	5,700	434	Netherlands - 3.9%
ORIX Corp.	36,900	596	Aalberts Industries NV	2,965	143
Osaka Gas Co. , Ltd.	8,400	156	ABN AMRO Group NV(Þ)	29,409	881
Penta-Ocean Construction Co. , Ltd.	11,600	73	Aegon NV	185,313	1,080
Rakuten, Inc.	45,900	501	AerCap Holdings NV(Æ)	4,000	204
Rohm Co. , Ltd.	1,600	138	ASML Holding NV	3,250	554
Round One Corp.	700	9	ASR Nederland NV	3,500	140
Saizeriya Co. , Ltd.	600	17	BE Semiconductor Industries NV	590	41

See accompanying notes which are an integral part of this quarterly report.

18 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CNH Industrial NV	30,100	362	Banco de Sabadell SA - ADR	556,277	1,162
Euronext NV(Þ)	230	14	Banco Santander SA - ADR	254,816	1,778
Heineken NV	12,113	1,199	Cellnex Telecom SA(Þ)	28,791	659
ING Groep NV	160,658	2,962	Enagas SA	5,810	164
Koninklijke Ahold Delhaize NV	29,441	551	Endesa SA - ADR	12,000	271
Koninklijke KPN NV	275,495	946	Gestamp Automocion SA(Æ)(Þ)	14,172	90
Koninklijke Philips NV	47,240	1,954	Grupo Catalana Occidente SA	1,840	78
NN Group NV	31,053	1,302	Iberdrola SA	158,010	1,227
Royal Dutch Shell PLC Class A	85,678	2,591	Industria de Diseno Textil SA	21,598	814
Wolters Kluwer NV	17,150	793	Repsol SA - ADR	41,561	767
Yandex NV Class A(Æ)	23,450	773	Telefonica SA - ADR	55,501	604
		16,490			8,779

Norway - 0.5%			Sweden - 1.6%
DNB ASA	10,775	217	Assa Abloy AB Class B	46,691	1,068
DNO ASA(Æ)	37,000	51	Atlas Copco AB Class A	21,897	929
Gjensidige Forsikring ASA	5,573	97	Electrolux AB	22,862	777
Grieg Seafood ASA	13,460	133	Essity Aktiebolag Class B(Æ)	2,713	74
Marine Harvest ASA(Æ)	41,310	818	Fastighets AB Balder Class B(Æ)	3,873	101
Norsk Hydro ASA	8,400	61	ICA Gruppen AB	5,940	223
Salmar ASA Class A	3,871	109	Melker Schorling AB	1,925	132
Statoil ASA Class N	15,803	317	Nordea Bank AB	85,257	1,158
Telenor ASA	21,142	448	Sandvik AB	4,620	80
		2,251	Skandinaviska Enskilda Banken AB
			Class A	16,545	218
Portugal - 0.3%			Svenska Handelsbanken AB Class A	4,825	73
Banco BPI SA Class G(Æ)	50,276	63	Swedbank AB Class A	16,667	461
Energias de Portugal SA	41,349	156	Telefonaktiebolaget LM Ericsson Class B	154,667	892
Galp Energia SGPS SA Class B	42,990	762	Telia Co. AB	100,040	472
Sonae SGPS SA	103,713	125	Volvo AB Class B	14,380	277
		1,106			6,935

Russia - 0.6%			Switzerland - 7.2%
Evraz PLC	10,648	45	ABB, Ltd.	88,827	2,196
Gazprom PJSC - ADR	240,497	1,008	Adecco SA	6,224	485
Sberbank of Russia PJSC Class T	492,169	1,645	Allreal Holding AG(Æ)	319	56
		2,698	Baloise Holding AG	1,035	164
			Banque Cantonale Vaudoise	214	159
Singapore - 0.9%			Chocoladefabriken Lindt & Spruengli
DBS Group Holdings, Ltd.	17,100	263	AG	6	416
Jardine Cycle & Carriage, Ltd.	17,100	496	Cie Financiere Richemont SA	5,547	507
Oversea-Chinese Banking Corp. , Ltd.	14,800	122	Coca-Cola HBC AG - ADR(Æ)	18,448	625
Singapore Telecommunications, Ltd.	93,200	253	Credit Suisse Group AG(Æ)	198,888	3,148
United Overseas Bank, Ltd.	89,400	1,550	Georg Fischer AG	97	120
Wilmar International, Ltd.	521,300	1,227	Julius Baer Group, Ltd. (Æ)	16,188	959
Yangzijiang Shipbuilding Holdings, Ltd.	61,000	64	Kuehne & Nagel International AG	373	69
		3,975	LafargeHolcim, Ltd. (Æ)	4,129	242

South Korea - 1.9%			Lonza Group AG(Æ)	4,456	1,169
Hana Financial Group, Inc.	24,945	1,033	Luzerner Kantonalbank AG	356	167
Hankook Tire Co. , Ltd.	10,600	557	Nestle SA	22,254	1,863
POSCO	5,337	1,479	Novartis AG	40,063	3,438
Samsung Electronics Co. , Ltd.	1,841	4,138	Pargesa Holding SA	110	9
Samsung Securities Co. , Ltd.	16,700	506	Roche Holding AG	19,252	4,915
Shinhan Financial Group Co. , Ltd.	7,071	312	SGS SA	103	247
		8,025	Sika AG	391	2,908
			STMicroelectronics NV	13,538	263
Spain - 2.1%			Straumann Holding AG	252	162
Aena SA(Þ)	4,245	768	Sulzer AG	910	108
Banco Bilbao Vizcaya Argentaria SA			Swiss Life Holding AG(Æ)	2,289	806
- ADR	44,521	397	Swiss Re AG	10,150	920
			Swisscom AG	507	260

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 19

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
UBS Group AG(Æ)	195,860	3,349	Legal & General Group PLC	53,111	185
VAT Group AG(Æ)(Þ)	1,036	143	Lloyds Banking Group PLC	364,658	331
Zurich Insurance Group AG	1,376	420	London Stock Exchange Group PLC	18,634	957
		30,293	National Grid PLC	57,773	715
			Next PLC	1,433	101
Taiwan - 0.5%			Old Mutual PLC	64,896	169
Catcher Technology Co. , Ltd.	72,000	673	Pearson PLC	11,868	97
Compal Electronics, Inc.	542,000	385	Persimmon PLC Class A	37,188	1,287
Hon Hai Precision Industry Co. , Ltd.	107,153	372	Petrofac, Ltd.	3,494	21
MediaTek, Inc.	65,900	621	Reckitt Benckiser Group PLC	12,210	1,116
		2,051	Redrow PLC	14,656	116
			Rio Tinto PLC - ADR	32,906	1,553
United Kingdom - 14.4%			Rio Tinto PLC	9,970	464
3i Group PLC	68,415	837	Royal Bank of Scotland Group PLC(Æ)	353,516	1,271
AA PLC	34,927	79	Royal Dutch Shell PLC Class A	340	10
Abcam PLC Class A	1,860	25	Royal Dutch Shell PLC Class B	61,116	1,880
Antofagasta PLC	91,981	1,170	Royal Mail PLC	77,838	401
Aon PLC	9,692	1,416	RPC Group PLC	78,100	1,037
AstraZeneca PLC	6,902	460	Sage Group PLC (The)	8,700	81
Auto Trader Group PLC(Þ)	4,700	25	Shaftesbury PLC(ö)	7,000	95
Aviva PLC	184,010	1,270	Sky PLC	6,430	79
Babcock International Group PLC	58,300	647	Smith & Nephew PLC	720	13
Barclays PLC	406,753	1,056	Sports Direct International PLC(Æ)	16,406	90
Barratt Developments PLC	41,005	338	SSP Group PLC	7,100	51
Berkeley Group Holdings PLC	3,717	185	Standard Chartered PLC(Æ)	148,663	1,477
BHP Billiton PLC	57,362	1,011	Standard Life Aberdeen PLC	22,412	130
BP PLC	272,017	1,740	Taylor Wimpey PLC	257,906	675
BP PLC - ADR	17,100	657	TechnipFMC PLC	36,500	1,012
British American Tobacco PLC	57,500	3,596	Tesco PLC	489,118	1,227
British Land Co. PLC (The)(ö)	8,400	68	Travis Perkins PLC	101,644	1,972
BT Group PLC	59,592	227	Unilever NV	20,670	1,223
Bunzl PLC	3,193	97	Unilever PLC	6,044	350
Capital & Counties Properties PLC	27,007	96	Virgin Money Holdings UK PLC Class A	7,400	28
CNH Industrial NV	102,700	1,233	Vodafone Group PLC	704,653	1,974
Coca-Cola European Partners PLC	33,400	1,390	WH Smith PLC	4,065	110
Compass Group PLC	3,949	84	Wm Morrison Supermarkets PLC	104,987	329
ConvaTec Group PLC(Þ)	7,300	27	Worldpay Group PLC(Þ)	125,757	686
Croda International PLC	4,722	240			60,792
Dairy Crest Group PLC	107,309	884
Derwent London PLC(ö)	2,781	104	United States - 3.9%
Diageo PLC	35,146	1,155	Allergan PLC(Æ)	7,164	1,468
Dialog Semiconductor PLC(Æ)	1,180	52	Alphabet, Inc. Class C(Æ)	2,727	2,616
Direct Line Insurance Group PLC	46,335	226	Carnival PLC	16,110	1,025
DS Smith PLC Class F	275,050	1,817	Facebook, Inc. Class A(Æ)	15,112	2,583
Dunelm Group PLC	18,198	173	Lam Research Corp.	8,952	1,656
Fevertree Drinks PLC	1,520	45	MasterCard, Inc. Class A	3,415	482
Fiat Chrysler Automobiles NV(Æ)	114,997	2,060	Mylan NV(Æ)	61,482	1,929
GlaxoSmithKline PLC - ADR	173,819	3,467	News Corp. Class A	55,720	739
HSBC Holdings PLC	261,198	2,578	NVIDIA Corp.	6,148	1,099
Imperial Tobacco Group PLC	71,230	3,040	Philip Morris International, Inc.	3,900	433
Inchcape PLC	7,490	87	Thomson Reuters Corp.	6,850	314
Intermediate Capital Group PLC(Æ)	6,434	81	Visa, Inc. Class A	9,188	967
International Consolidated Airlines			Wausau Paper Corp.	54,466	1,011
Group SA	16,548	132			16,322
IWG PLC	37,521	156
J Sainsbury PLC	381,623	1,216	Total Common Stocks
JD Sports Fashion PLC	13,300	67	(cost $350,642)		392,892
John Wood Group PLC	48,176	439
Just Eat PLC(Æ)	87,541	785	Preferred Stocks - 1.0%
Kingfisher PLC	152,400	610
Land Securities Group PLC(Æ)	25,338	331

See accompanying notes which are an integral part of this quarterly report.

20 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Germany - 1.0%
Bayerische Motoren Werke AG
4.816% (Ÿ)	9,943		886
Draegerwerk AG & Co. KGaA
0.193% (Ÿ)	383		42
Man SE
3.288% (Ÿ)	770		86
Porsche Automobil Holding SE
1.743% (Ÿ)	1,607		103
Schaeffler AG
3.681% (Ÿ)	13,490		218
Volkswagen AG
1.427% (Ÿ)	16,995		2,772
			4,107

Italy - 0.0%
Telecom Italia SpA
4.472% (Ÿ)	64,303		48

Sweden - 0.0%
Fastighets AB Balder
5.726% (Ÿ)	3,573		153

Total Preferred Stocks
(cost $3,846)			4,308

Short-Term Investments - 4.8%
United States - 4.8%
U. S. Cash Management Fund	20,495,483	(8)	20,498
Total Short-Term Investments
(cost $20,498)			20,498

Other Securities - 0.7%
U. S. Cash Collateral Fund(×)	2,932,138	(8)	2,932
Total Other Securities
(cost $2,932)			2,932

Total Investments 99.3%
(identified cost $377,918)			420,630

Other Assets and Liabilities, Net
- 0.7%			2,906
Net Assets - 100.0%			423,536

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 21

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	20	EUR	1,065	10/17	36
DAX Index Futures	4	EUR	1,280	12/17	31
EURO STOXX 50 Index Futures	436	EUR	15,592	12/17	541
FTSE 100 Index Futures	18	GBP	1,319	12/17	(7)
Hang Seng Index Futures	3	HKD	4,127	10/17	1
S&P/TSX 60 Index Futures	7	CAD	1,286	12/17	42
SPI 200 Index Futures	6	AUD	850	12/17	(5)
TOPIX Index Futures	185	JPY	3,098,751	12/17	1,373
Short Positions
FTSE 100 Index Futures	53	GBP	3,885	12/17	37
Hang Seng Index Futures	33	HKD	45,400	10/17	3
MSCI Emerging Markets Mini Index Futures	114	USD	6,209	12/17	35
S&P 500 E-Mini Index Futures	176	USD	22,141	12/17	(425)
SPI 200 Index Futures	18	AUD	2,551	12/17	16
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,678

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	240	EUR	203	10/03/17	—
Bank of America	USD	56	JPY	6,359	10/03/17	—
Bank of America	USD	1,350	JPY	150,000	12/20/17	(12)
Bank of America	USD	104	SEK	849	10/03/17	—
Bank of America	AUD	125	USD	99	12/20/17	1
Bank of America	CAD	200	USD	162	12/20/17	2
Bank of America	CHF	200	USD	209	12/20/17	1
Bank of America	CZK	97	USD	4	10/03/17	—
Bank of America	EUR	128	USD	151	10/03/17	—
Bank of America	EUR	200	USD	241	12/20/17	4
Bank of America	EUR	750	USD	900	12/20/17	10
Bank of America	GBP	1	USD	2	10/03/17	—
Bank of America	GBP	11	USD	15	10/03/17	—
Bank of America	GBP	172	USD	231	10/03/17	—
Bank of America	GBP	225	USD	305	12/20/17	3
Bank of America	HKD	600	USD	77	12/20/17	—
Bank of America	JPY	27,932	USD	248	10/03/17	—
Bank of America	JPY	12,856	USD	114	10/04/17	—
Bank of America	JPY	16,969	USD	151	10/04/17	—
Bank of America	JPY	40,000	USD	358	12/20/17	1
Bank of America	JPY	60,000	USD	540	12/20/17	5
Bank of America	NOK	800	USD	103	12/20/17	2
Bank of Montreal	USD	2,363	AUD	2,945	12/20/17	(55)
Bank of Montreal	USD	3,767	CAD	4,580	12/20/17	(94)
Bank of Montreal	USD	4,039	EUR	3,345	12/20/17	(68)
Bank of Montreal	USD	2,253	GBP	1,715	12/20/17	51
Bank of Montreal	USD	882	HKD	6,875	12/20/17	—
Bank of Montreal	USD	5,100	JPY	551,295	12/20/17	(182)
Bank of Montreal	AUD	734	USD	588	12/20/17	14
Bank of Montreal	CAD	100	USD	83	12/20/17	2
Bank of Montreal	CHF	863	USD	912	12/20/17	17
Bank of Montreal	EUR	300	USD	360	12/20/17	4
Bank of Montreal	EUR	3,618	USD	4,368	12/20/17	74
Bank of Montreal	GBP	100	USD	132	12/20/17	(2)
Bank of Montreal	GBP	596	USD	783	12/20/17	(18)
Bank of Montreal	HKD	9,452	USD	1,213	12/20/17	—
Bank of Montreal	JPY	190,000	USD	1,758	12/20/17	63
Brown Brothers Harriman	USD	78	AUD	100	12/20/17	—

See accompanying notes which are an integral part of this quarterly report.

22 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	80	AUD	100	12/20/17	(1)
Brown Brothers Harriman	USD	2,363	AUD	2,945	12/20/17	(55)
Brown Brothers Harriman	USD	80	CAD	100	12/20/17	—
Brown Brothers Harriman	USD	123	CAD	150	12/20/17	(2)
Brown Brothers Harriman	USD	3,774	CAD	4,580	12/20/17	(103)
Brown Brothers Harriman	USD	473	EUR	400	12/20/17	2
Brown Brothers Harriman	USD	599	EUR	500	12/20/17	(5)
Brown Brothers Harriman	USD	4,040	EUR	3,345	12/20/17	(69)
Brown Brothers Harriman	USD	21	GBP	16	10/02/17	—
Brown Brothers Harriman	USD	135	GBP	100	12/20/17	—
Brown Brothers Harriman	USD	196	GBP	150	12/20/17	5
Brown Brothers Harriman	USD	2,253	GBP	1,715	12/20/17	50
Brown Brothers Harriman	USD	64	HKD	500	12/20/17	—
Brown Brothers Harriman	USD	882	HKD	6,875	12/20/17	—
Brown Brothers Harriman	USD	179	JPY	20,000	12/20/17	—
Brown Brothers Harriman	USD	368	JPY	40,000	12/20/17	(11)
Brown Brothers Harriman	USD	5,117	JPY	551,295	12/20/17	(200)
Brown Brothers Harriman	AUD	150	USD	119	12/20/17	2
Brown Brothers Harriman	AUD	734	USD	589	12/20/17	14
Brown Brothers Harriman	CHF	863	USD	913	12/20/17	18
Brown Brothers Harriman	EUR	47	USD	55	10/02/17	—
Brown Brothers Harriman	EUR	83	USD	98	10/02/17	—
Brown Brothers Harriman	EUR	900	USD	1,076	12/20/17	7
Brown Brothers Harriman	EUR	3,618	USD	4,369	12/20/17	75
Brown Brothers Harriman	GBP	1	USD	1	10/02/17	—
Brown Brothers Harriman	GBP	4	USD	6	10/02/17	—
Brown Brothers Harriman	GBP	11	USD	15	10/02/17	—
Brown Brothers Harriman	GBP	596	USD	783	12/20/17	(18)
Brown Brothers Harriman	HKD	9,452	USD	1,213	12/20/17	—
Brown Brothers Harriman	JPY	2,992	USD	27	10/03/17	—
Brown Brothers Harriman	JPY	190,000	USD	1,763	12/20/17	68
Citibank	USD	2,365	AUD	2,945	12/20/17	(58)
Citibank	USD	3,777	CAD	4,580	12/20/17	(104)
Citibank	USD	4,040	EUR	3,345	12/20/17	(70)
Citibank	USD	2,256	GBP	1,715	12/20/17	48
Citibank	USD	882	HKD	6,875	12/20/17	—
Citibank	USD	5,118	JPY	551,295	12/20/17	(199)
Citibank	AUD	734	USD	589	12/20/17	14
Citibank	CHF	863	USD	912	12/20/17	17
Citibank	EUR	3,618	USD	4,369	12/20/17	75
Citibank	GBP	596	USD	784	12/20/17	(17)
Citibank	HKD	9,452	USD	1,213	12/20/17	—
Citibank	JPY	190,000	USD	1,764	12/20/17	69
Royal Bank of Canada	USD	2,365	AUD	2,945	12/20/17	(57)
Royal Bank of Canada	USD	3,775	CAD	4,580	12/20/17	(102)
Royal Bank of Canada	USD	4,043	EUR	3,345	12/20/17	(73)
Royal Bank of Canada	USD	2,255	GBP	1,715	12/20/17	48
Royal Bank of Canada	USD	882	HKD	6,875	12/20/17	—
Royal Bank of Canada	USD	5,120	JPY	551,295	12/20/17	(203)
Royal Bank of Canada	AUD	734	USD	589	12/20/17	14
Royal Bank of Canada	CHF	863	USD	914	12/20/17	18
Royal Bank of Canada	EUR	3,618	USD	4,373	12/20/17	79
Royal Bank of Canada	GBP	596	USD	783	12/20/17	(17)
Royal Bank of Canada	HKD	9,452	USD	1,213	12/20/17	1
Royal Bank of Canada	JPY	190,000	USD	1,765	12/20/17	70
State Street	USD	707	AUD	882	12/20/17	(16)
State Street	USD	82	CAD	100	12/20/17	(2)
State Street	USD	954	CAD	1,160	12/20/17	(24)
State Street	USD	31	EUR	26	10/02/17	—
State Street	USD	598	EUR	500	12/20/17	(5)
State Street	USD	3,854	EUR	3,193	12/20/17	(64)
State Street	USD	134	GBP	100	12/20/17	—
State Street	USD	1,410	GBP	1,074	12/20/17	33

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 23

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	320	HKD	2,495	12/20/17	—
State Street	USD	38	JPY	4,214	10/03/17	—
State Street	USD	2,038	JPY	220,363	12/20/17	(73)
State Street	USD	13	NOK	103	10/02/17	—
State Street	USD	1,773	SEK	14,000	12/20/17	(46)
State Street	AUD	27	USD	21	10/03/17	—
State Street	AUD	30	USD	24	10/03/17	—
State Street	AUD	100	USD	80	12/20/17	2
State Street	BRL	37	USD	12	10/02/17	—
State Street	CAD	1	USD	1	10/02/17	—
State Street	CAD	100	USD	82	12/20/17	2
State Street	CHF	32	USD	33	10/02/17	—
State Street	DKK	8,600	USD	1,396	12/20/17	24
State Street	EUR	1	USD	1	10/02/17	—
State Street	EUR	400	USD	484	12/20/17	9
State Street	GBP	3	USD	4	10/02/17	—
State Street	GBP	11	USD	14	10/02/17	—
State Street	GBP	100	USD	132	12/20/17	(2)
State Street	JPY	30,000	USD	280	12/20/17	12
State Street	NOK	13,400	USD	1,735	12/20/17	50
State Street	SGD	26	USD	19	10/02/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(947)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Common Stocks
Australia	$—	$15,408	$—	$—	$15,408
Austria	—	1,873	—	—	1,873
Belgium	—	5,353	—	—	5,353
Bermuda	1,192	—	—	—	1,192
Brazil	2,208	—	—	—	2,208
Canada	16,727	—	—	—	16,727
Cayman Islands	813	5,769	—	—	6,582
China	4,432	2,005	—	—	6,437
Colombia	292	—	—	—	292
Czech Republic	—	31	—	—	31
Denmark	—	7,308	—	—	7,308
Finland	—	1,332	—	—	1,332
France	—	35,849	—	—	35,849
Germany	2,674	31,976	—	—	34,650
Hong Kong	—	10,806	—	—	10,806
India	1,780	—	—	—	1,780
Indonesia	—	987	—	—	987
Ireland	1,144	1,385	—	—	2,529
Israel	524	1,522	—	—	2,046
Italy	—	13,956	—	—	13,956
Japan	—	63,048	—	—	63,048
Jersey	—	852	—	—	852
Luxembourg	—	902	—	—	902

See accompanying notes which are an integral part of this quarterly report.

24 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Malaysia	—	1,027	—	—	1,027
Netherlands	1,339	15,151	—	—	16,490
Norway	—	2,251	—	—	2,251
Portugal	—	1,106	—	—	1,106
Russia	—	2,698	—	—	2,698
Singapore	—	3,975	—	—	3,975
South Korea	—	8,025	—	—	8,025
Spain	—	8,779	—	—	8,779
Sweden	—	6,935	—	—	6,935
Switzerland	416	29,877	—	—	30,293
Taiwan	—	2,051	—	—	2,051
United Kingdom	5,016	55,776	—	—	60,792
United States	14,286	2,036	—	—	16,322
Preferred Stocks	—	4,308	—	—	4,308
Short-Term Investments	—	—	—	20,498	20,498
Other Securities	—	—	—	2,932	2,932
Total Investments	52,843	344,357	—	23,430	420,630

Other Financial Instruments
Assets
Futures Contracts	2,115	—	—	—	2,115
Foreign Currency Exchange Contracts	1	1,079	—	—	1,080
Liabilities
Futures Contracts	(437)	—	—	—	(437)
Foreign Currency Exchange Contracts	(2)	(2,025)	—	—	(2,027)
Total Other Financial Instruments*	$1,677	$(946)	$—	$—	$731

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2017, see note 2 in the Notes to
Quarterly Report.
Amounts in thousands

Fair Value
Sector Exposure	$
Consumer Discretionary	49,966
Consumer Staples	28,055
Energy	24,119
Financial Services	111,173
Health Care	33,859
Materials and Processing	33,429
Producer Durables	43,695
Technology	45,737

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 25

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Utilities	27,167
Short-Term Investments	20,498
Other Securities	2,932
Total Investments	420,630

See accompanying notes which are an integral part of this quarterly report.

26 International Developed Markets Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 89.8%			1.800% due 09/20/21	1,400	1,400
Asset-Backed Securities - 6.0%			Citigroup Mortgage Loan Trust, Inc.
			Series 2007-WFH2 Class M2
Aames Mortgage Investment Trust			1.221% due 03/25/37 (Ê)	1,490	1,362
Series 2005-1 Class M6
1.793% due 06/25/35 (Ê)	1,040	787	Conseco Financial Corp.
ACE Securities Corp. Home Equity Loan			Series 1998-2 Class M1
Trust			6.940% due 12/01/28	1,417	1,334
Series 2005-HE3 Class M2			Countrywide Asset-Backed Certificates
1.657% due 05/25/35 (Ê)	669	671	Series 2005-5 Class M4
ACE Securities Corp. Mortgage Loan			1.556% due 10/25/35 (Ê)	481	483
Trust			Series 2005-9 Class M1
Series 2007-D1 Class A2			1.511% due 01/25/36 (Ê)	1,167	1,164
6.336% due 02/25/38 (Þ)	690	638	Series 2006-BC3 Class 2A2
American Express Credit Corp.			1.131% due 02/25/37 (Ê)	68	68
Series 2014-4 Class A			FFMLT Trust
1.430% due 06/15/20	1,000	1,000	Series 2005-FF8 Class M2
AmeriCredit Automobile Receivables			1.112% due 09/25/35 (Ê)	760	755
Trust			Fieldstone Mortgage Investment Trust
Series 2013-3 Class C			Series 2004-4 Class M3
2.380% due 06/10/19	218	218	2.438% due 10/25/35 (Ê)	599	610
Series 2014-4 Class A3			Ford Credit Auto Owner Trust
1.270% due 07/08/19	36	36	Series 2015-B Class A3
Series 2015-3 Class A3			1.160% due 11/15/19	348	348
1.540% due 03/09/20	415	415	Series 2017-B Class A2B
Series 2016-1 Class A2A			1.130% due 05/15/20 (Ê)	225	225
1.520% due 06/10/19	34	34	Global SC Finance SRL
Series 2016-2 Class A2A			Series 2017-1A Class A
1.420% due 10/08/19	159	159	3.850% due 04/15/37 (Þ)	390	396
Ameriquest Mortgage Securities,			GMACM Home Equity Loan Trust
Inc. Asset-Backed Pass-Through			Series 2007-HE1 Class A4
Certificates			5.952% due 08/25/37	681	707
Series 2005-R1 Class M4			Series 2007-HE1 Class A5
1.307% due 03/25/35 (Ê)	830	785	5.705% due 08/25/37	542	556
Asset-Backed Funding Trust Certificates			Greenpoint Manufactured Housing
Series 2005-WF1 Class M1			Contract Trust
1.132% due 11/25/34 (Ê)	1,187	1,184	Series 1999-3 Class 1A7
Bank of The West Auto Trust			7.270% due 06/15/29	585	600
Series 2014-1 Class A3			Series 2000-4 Class A3
1.090% due 03/15/19 (Þ)	20	20	3.017% due 08/21/31 (Ê)	1,100	1,056
Blackbird Capital Aircraft Lease			GSAMP Trust
Securitization, Ltd.			Series 2006-HE4 Class A1
Series 2016-1A Class AA			0.732% due 06/25/36 (Ê)	825	807
2.487% due 12/16/41 (Þ)	550	549	Hertz Vehicle Financing LLC
CAL Funding III, Ltd.			Series 2015-2A Class A
Series 2017-1A Class A			2.020% due 09/25/19 (Þ)	920	917
3.620% due 06/25/42 (Þ)	771	774	Series 2017-1A Class B
Capital One Multi-Asset Execution Trust			3.560% due 10/25/21 (Þ)	420	417
Series 2014-A3 Class A3			Home Equity Asset Trust
1.374% due 01/18/22 (Ê)	250	251	Series 2005-9 Class M1
CIT Mortgage Loan Trust			0.580% due 04/25/36 (Ê)	380	366
Series 2007-1 Class 1M1			Series 2006-4 Class 2A4
2.737% due 10/25/37 (Ê)(Þ)	260	251	0.454% due 08/25/36 (Ê)	790	756
Citibank Credit Card Issuance Trust			Series 2006-6 Class 2A3
Series 2014-A1 Class A1			0.596% due 11/25/36 (Ê)	853	782
2.880% due 01/23/23	1,890	1,941	Honda Auto Receivables Owner Trust
Series 2014-A5 Class A5			Series 2015-2 Class A3
2.680% due 06/07/23	550	562	1.040% due 02/21/19	386	386
Series 2014-A6 Class A6			Series 2017-2 Class A2
2.150% due 07/15/21	415	418	1.460% due 10/15/19	385	385
Series 2016-A2 Class A2			HSI Asset Securitization Corp. Trust
2.190% due 11/20/23	620	621	Series 2006-OPT3 Class 2A
Series 2017-A8 Class A8			0.961% due 02/25/36 (Ê)	457	457
1.860% due 08/08/22	625	624	Series 2007-OPT1 Class 1A
Series 2017-A9 Class A9

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 27

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.628% due 12/25/36 (Ê)	306	254	5.512% due 04/25/37	1	—
Hyundai Auto Receivables Trust			Residential Asset Mortgage Products,
Series 2015-A Class A3			Inc. Trust
1.050% due 04/15/19	125	125	Series 2005-EFC1 Class M3
Series 2015-C Class A3			1.717% due 05/25/35 (Ê)	376	377
1.460% due 02/18/20	293	293	Santander Drive Auto Receivables Trust
LCM XXII, Ltd.			Series 2015-2 Class B
Series 2016-22A Class A1			1.830% due 01/15/20	283	283
2.636% due 10/20/28 (Ê)(Þ)	1,133	1,148	SBA Small Business Investment Cos.
LCM XXV, Ltd.			Series 2017-10A Class 1
Series 2017-25A Class A			2.845% due 03/10/27	589	597
2.526% due 07/20/30 (Ê)(Þ)	1,124	1,128	Series 2017-10B Class 1
Long Beach Mortgage Loan Trust			2.518% due 09/10/27	320	321
Series 2004-1 Class M1			SLM Private Credit Student Loan Trust
1.741% due 02/25/34 (Ê)	586	584	Series 2005-B Class A4
Series 2004-4 Class M1			1.180% due 06/15/39 (Ê)	650	619
1.425% due 10/25/34 (Ê)	986	964	Series 2006-A Class A5
Madison Park Funding XXVI, Ltd.			0.943% due 06/15/39 (Ê)	280	267
Series 2017-26A Class AR			Structured Asset Investment Loan Trust
2.529% due 10/29/30 (Ê)(Þ)	780	780	Series 2005-HE3 Class M1
Magnetite XVIII, Ltd.			1.711% due 09/25/35 (Ê)	925	922
Series 2016-18A Class A			Terwin Mortgage Trust
2.715% due 11/15/28 (Ê)(Þ)	1,488	1,504	Series 2006-3 Class 1A2
Master Asset-Backed Securities Trust			0.822% due 04/25/37 (Ê)(Þ)	601	598
Series 2005-WMC1 Class M4			Textainer Marine Containers, Ltd.
2.179% due 03/25/35 (Ê)	551	552	Series 2017-1A Class A
Mercedes-Benz Auto Receivables Trust			3.720% due 05/20/42 (Þ)	961	972
Series 2016-1 Class A2A			Towd Point Mortgage Trust
1.110% due 03/15/19	600	599	Series 2017-1 Class A1
Merrill Lynch Mortgage Investors Trust			2.750% due 10/25/56 (Þ)	830	834
Series 2006-FF1 Class M4			Series 2017-2 Class A1
0.895% due 08/25/36 (Ê)	790	778	2.750% due 04/25/57 (Þ)	751	755
Nelnet Student Loan Trust			Series 2017-4 Class A1
Series 2008-3 Class A4			2.750% due 06/25/57 (Þ)	367	369
2.967% due 11/25/24 (Ê)	399	406	Toyota Auto Receivables Owner Trust
New Century Home Equity Loan Trust			Series 2015-A Class A3
Series 2005-B Class M1			1.120% due 02/15/19	110	109
1.236% due 10/25/35 (Ê)	690	651	Triton Container Finance IV LLC
Option One Mortgage Loan Trust			Series 2017-2A Class A
Series 2004-3 Class M1			3.620% due 08/20/42 (Þ)	650	649
1.314% due 11/25/34 (Ê)	888	886	Triton Container Finance LLC
Series 2007-FXD1 Class 3A4			Series 2017-1A Class A
5.860% due 01/25/37	390	379	3.520% due 06/20/42 (Þ)	297	296
Park Place Securities, Inc. Asset-Backed			United States Small Business
Pass-Through Certificates			Administration
Series 2004-WHQ2 Class M2			Series 2017-20E Class 1
1.470% due 02/25/35 (Ê)	415	416	2.880% due 05/01/37	140	141
Series 2005-WHQ1 Class M5			USAA Auto Owner Trust
1.896% due 03/25/35 (Ê)	1,290	1,275	Series 2016-1 Class A2
Popular ABS Mortgage Pass-Through			1.070% due 03/15/19	352	351
Trust			Wells Fargo Home Equity Asset-Backed
Series 2006-C Class A4			Securities Trust
0.775% due 07/25/36 (Ê)	1,028	1,018	Series 2005-3 Class M4
Series 2006-D Class A3			1.581% due 11/25/35 (Ê)	500	503
0.785% due 11/25/46 (Ê)	1,500	1,460			53,353
RAMP Trust			Corporate Bonds and Notes - 20.5%
Series 2003-RS11 Class AI6A			21st Century Fox America, Inc.
5.894% due 12/25/33	70	73	6.900% due 08/15/39	700	944
Series 2006-RZ1 Class M4			Abbott Laboratories
1.058% due 03/25/36 (Ê)	960	770	2.350% due 11/22/19	595	600
Renaissance Home Equity Loan Trust			2.900% due 11/30/21	400	407
Series 2006-1 Class AF6			3.750% due 11/30/26	540	554
5.746% due 05/25/36	102	72	4.750% due 11/30/36	60	66
Series 2007-1 Class AF2			6.000% due 04/01/39	180	220

See accompanying notes which are an integral part of this quarterly report.

28 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.900% due 11/30/46	80	89	4.500% due 03/15/20	248	262
AbbVie, Inc.			3.625% due 05/22/24	10	10
2.500% due 05/14/20	949	960	4.400% due 05/01/45	100	104
3.600% due 05/14/25	60	62	Anadarko Petroleum Corp.
AES Corp.			4.850% due 03/15/21	100	106
5.500% due 03/15/24	50	52	5.550% due 03/15/26	240	268
Aetna, Inc.			6.450% due 09/15/36	997	1,186
2.800% due 06/15/23	30	30	4.500% due 07/15/44	125	119
Albemarle Corp.			6.600% due 03/15/46	90	111
4.150% due 12/01/24	320	338	Andeavor
Series 30YR			4.750% due 12/15/23 (Þ)	209	225
5.450% due 12/01/44	390	452	Anheuser-Busch Cos. LLC
Allison Transmission, Inc.			5.000% due 03/01/19	215	224
5.000% due 10/01/24 (Þ)	90	93	Anheuser-Busch InBev Finance, Inc.
Ally Financial, Inc.			2.650% due 02/01/21	382	389
3.250% due 11/05/18	475	479	3.300% due 02/01/23	200	207
8.000% due 11/01/31	100	129	3.650% due 02/01/26	770	796
Alphabet, Inc.			4.900% due 02/01/46	120	137
3.375% due 02/25/24	213	223	Anheuser-Busch InBev Worldwide, Inc.
Altria Group, Inc.			5.375% due 01/15/20	242	260
9.250% due 08/06/19	434	491	Anthem, Inc.
2.625% due 01/14/20	258	262	2.250% due 08/15/19	385	387
2.850% due 08/09/22	170	174	3.700% due 08/15/21	40	42
10.200% due 02/06/39	482	836	3.125% due 05/15/22	605	618
Amazon. com, Inc.			Aon Corp.
1.900% due 08/21/20 (Þ)	264	265	Series *
2.800% due 08/22/24 (Þ)	230	230	8.205% due 01/01/27	172	225
3.150% due 08/22/27 (Þ)	160	161	Apache Corp.
3.875% due 08/22/37 (Þ)	50	51	3.250% due 04/15/22	20	20
4.950% due 12/05/44	60	69	5.100% due 09/01/40	140	146
4.050% due 08/22/47 (Þ)	70	71	4.750% due 04/15/43	130	131
4.250% due 08/22/57 (Þ)	495	508	4.250% due 01/15/44	20	19
American Airlines, Inc. Pass-Through			Apollo Management Holdings, LP
Certificates Trust			4.400% due 05/27/26 (Þ)	385	399
Series 2011-1 Class A			Apple, Inc.
5.250% due 01/31/21	183	195	2.134% due 02/22/19 (Ê)	591	597
Series 2013-2 Class A			1.612% due 05/06/19 (Ê)	480	482
4.950% due 01/15/23	146	156	2.850% due 05/11/24	375	379
Series 2014-1 Class B			2.450% due 08/04/26	110	106
4.375% due 10/01/22	362	373	3.350% due 02/09/27	217	223
Series 2016-1 Class B			2.900% due 09/12/27	350	347
5.250% due 01/15/24	320	341
Series 2017-1B Class B			4.650% due 02/23/46	100	114
4.950% due 02/15/25	210	220	Arch Capital Finance LLC
American Axle & Manufacturing, Inc.			4.011% due 12/15/26	215	223
6.625% due 10/15/22	50	52	Ares Capital Corp.
American Builders & Contractors Supply			3.500% due 02/10/23	227	224
Co. , Inc.			Associated Banc-Corp.
5.750% due 12/15/23 (Þ)	50	53	2.750% due 11/15/19	221	224
American Express Credit Corp.			AT&T Corp.
1.875% due 05/03/19	210	210	8.250% due 11/15/31	350	493
1.700% due 10/30/19	610	608	AT&T, Inc.
Series F			2.227% due 11/27/18 (Ê)	300	302
2.600% due 09/14/20	870	884	1.987% due 03/11/19 (Ê)	900	904
American Honda Finance Corp.			3.000% due 02/15/22	40	40
Series MTN			3.800% due 03/01/24	295	303
1.649% due 02/14/20 (Ê)	1,000	1,005	3.400% due 08/14/24	885	886
American International Group, Inc.			4.250% due 03/01/27	500	514
6.400% due 12/15/20	825	927	3.900% due 08/14/27	715	716
3.750% due 07/10/25	110	114	4.900% due 08/14/37	490	496
American Tower Trust #1			4.350% due 06/15/45	90	83
3.070% due 03/15/23 (Þ)	270	271	4.750% due 05/15/46	190	183
Amgen, Inc.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 29

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.650% due 02/15/47	242	264	3.000% due 02/11/23	218	225
Series WI			Blue Cube Spinco, Inc.
4.550% due 03/09/49	780	720	Series WI
Athene Global Funding			10.000% due 10/15/25	235	287
2.750% due 04/20/20 (Þ)	920	927	BMW US Capital LLC
Avnet, Inc.			1.500% due 04/11/19 (Þ)	840	837
4.625% due 04/15/26	214	222	1.682% due 04/06/20 (Ê)(Þ)	300	301
BAC Capital Trust XIV			Boeing Co. (The)
Series G			4.875% due 02/15/20	100	107
4.000% due 09/29/49 (Ê)(ƒ)	70	62	Brighthouse Financial, Inc.
Ball Corp.			3.700% due 06/22/27 (Þ)	825	810
5.250% due 07/01/25	110	121	4.700% due 06/22/47 (Þ)	50	49
Bank of America Corp.			Bunge Limited Finance Corp.
5.000% due 05/13/21	230	250	8.500% due 06/15/19	234	258
2.328% due 10/01/21 (Ê)	340	340	Burlington Northern Santa Fe LLC
4.250% due 10/22/26	170	178	4.150% due 04/01/45	100	106
3.824% due 01/20/28 (Ê)	790	811	4.700% due 09/01/45	199	224
6.110% due 01/29/37	330	412	Capital One Bank USA NA
5.000% due 01/21/44	192	222	Series BKNT
4.875% due 04/01/44	190	218	2.250% due 02/13/19	510	511
Series GMTN			Cardinal Health, Inc.
3.300% due 01/11/23	460	471	2.616% due 06/15/22	50	50
4.450% due 03/03/26	30	32	3.079% due 06/15/24	60	60
3.500% due 04/19/26	1,295	1,316	Carlyle Holdings II Finance LLC
3.593% due 07/21/28 (Ê)	260	262	5.625% due 03/30/43 (Þ)	235	269
Series L			Caterpillar Financial Services Corp.
2.600% due 01/15/19	50	50	1.900% due 03/22/19	265	266
Series X			1.350% due 05/18/19	230	228
6.250% due 09/29/49 (Ê)(ƒ)	50	55	CBL & Associates LP
Bank of America NA			5.950% due 12/15/26	222	225
Series BKNT			CCO Holdings LLC / CCO Holdings
2.050% due 12/07/18	315	316	Capital Corp.
Bank of New York Mellon Corp. (The)			5.125% due 05/01/23 (Þ)	50	52
2.600% due 08/17/20	225	228	5.375% due 05/01/25 (Þ)	110	114
2.200% due 08/16/23	355	348	5.375% due 05/01/47 (Þ)	215	222
3.300% due 08/23/29	310	308	Celgene Corp.
Bank One Capital III			3.550% due 08/15/22	30	31
8.750% due 09/01/30	280	408	5.000% due 08/15/45	110	124
BankAmerica Capital III			CF Industries, Inc.
1.874% due 01/15/27 (Ê)	95	90	5.375% due 03/15/44	555	530
Barrick NA Finance LLC			Charter Communications Operating LLC
4.400% due 05/30/21	265	285	/ Charter Communications Operating
5.700% due 05/30/41	130	155	Capital
			4.200% due 03/15/28 (Þ)	705	712
BAT Capital Corp.
2.297% due 08/14/20 (Þ)	267	268	Series WI
			4.908% due 07/23/25	680	727
3.557% due 08/15/27 (Þ)	410	411	6.384% due 10/23/35	40	47
4.390% due 08/15/37 (Þ)	520	530	6.484% due 10/23/45	775	911
4.540% due 08/15/47 (Þ)	180	185	Cheniere Corpus Christi Holdings LLC
Bayer US Finance LLC			5.125% due 06/30/27 (Þ)	60	62
2.375% due 10/08/19 (Þ)	224	225	Cheniere Energy Partners, LP
Becton Dickinson and Co.			5.250% due 10/01/25 (Þ)	585	598
2.894% due 06/06/22	780	781
3.363% due 06/06/24	180	182	Chesapeake Energy Corp.
			6.125% due 02/15/21	50	50
3.734% due 12/15/24	19	19	8.000% due 12/15/22 (Þ)	10	11
4.685% due 12/15/44	10	11	Chevron Corp.
Berkshire Hathaway Energy Co.			1.790% due 11/16/18	100	100
6.500% due 09/15/37	250	334	1.561% due 05/16/19	262	262
Series WI			2.954% due 05/16/26	120	120
4.500% due 02/01/45	204	220	Chubb INA Holdings, Inc.
Berkshire Hathaway Finance Corp.			2.300% due 11/03/20	20	20
5.750% due 01/15/40	173	223	3.350% due 05/03/26	30	31
Berkshire Hathaway, Inc.			Cigna Corp.

See accompanying notes which are an integral part of this quarterly report.

30 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.050% due 10/15/27	440	434	3.400% due 02/15/21	217	223
Cimarex Energy Co.			Crown Castle Towers LLC
3.900% due 05/15/27	70	71	6.113% due 01/15/20 (Þ)	435	465
Cintas Corp. No. 2			CVS Health Corp.
2.900% due 04/01/22	60	61	2.750% due 12/01/22	315	315
3.700% due 04/01/27	70	73	5.125% due 07/20/45	200	230
Cisco Systems, Inc.			DAE Funding LLC
2.200% due 02/28/21	223	224	4.500% due 08/01/22 (Þ)	22	23
Citigroup Capital III			5.000% due 08/01/24 (Þ)	30	31
7.625% due 12/01/36	350	453	Daimler Finance NA LLC
Citigroup, Inc.			1.750% due 10/30/19 (Þ)	720	714
2.050% due 12/07/18	261	261	2.300% due 01/06/20 (Þ)	945	949
4.450% due 09/29/27	1,475	1,560	Darden Restaurants, Inc.
8.125% due 07/15/39	130	206	6.800% due 10/15/37	395	511
5.300% due 05/06/44	101	118	DaVita HealthCare Partners, Inc.
4.650% due 07/30/45	147	163	5.000% due 05/01/25	10	10
4.750% due 05/18/46	220	239	Delhaize America, Inc.
Series P			9.000% due 04/15/31	154	227
5.950% due 12/31/49 (Ê)(ƒ)	280	303	Dell International LLC / EMC Corp.
Citizens Financial Group, Inc.			4.420% due 06/15/21 (Þ)	240	252
2.375% due 07/28/21	520	517	7.125% due 06/15/24 (Þ)	100	110
CME Group, Inc.			Delta Air Lines Pass-Through Trust
5.300% due 09/15/43	30	38	Series 2002-1 Class G-1
CNOOC Finance USA LLC			6.718% due 01/02/23	87	97
3.500% due 05/05/25	300	305	Series 2007-1 Class A
Coca-Cola Co. (The)			6.821% due 08/10/22	400	462
3.300% due 09/01/21	188	197	Devon Energy Corp.
Coca-Cola European Partners US LLC			3.250% due 05/15/22	110	111
3.500% due 09/15/20	217	225	5.850% due 12/15/25	370	426
Columbia Pipeline Group, Inc.			5.000% due 06/15/45	180	190
4.500% due 06/01/25	210	224	Devon Financing Co. LLC
Comcast Corp.			7.875% due 09/30/31	765	1,009
5.150% due 03/01/20	245	264	Diageo Investment Corp.
2.350% due 01/15/27	565	527	2.875% due 05/11/22	90	92
6.500% due 11/15/35	90	120	Diamond 1 Finance Corp. / Diamond 2
CommScope Technologies LLC			Finance Corp
5.000% due 03/15/27 (Þ)	30	30	3.480% due 06/01/19 (Þ)	150	153
ConAgra Foods, Inc.			6.020% due 06/15/26 (Þ)	340	377
8.250% due 09/15/30	165	230	8.350% due 07/15/46 (Þ)	650	830
Concho Resources, Inc.			Discovery Communications LLC
3.750% due 10/01/27	180	181	5.625% due 08/15/19	258	274
4.875% due 10/01/47	325	339	3.950% due 03/20/28	305	304
Constellation Brands, Inc.			6.350% due 06/01/40	505	584
6.000% due 05/01/22	270	309	5.200% due 09/20/47	380	385
4.250% due 05/01/23	209	224	DISH DBS Corp.
4.750% due 11/15/24	40	44	5.875% due 07/15/22	50	53
Continental Airlines Pass-Through Trust			Series WI
Series 1999-1 Class A			5.875% due 11/15/24	100	105
6.545% due 02/02/19	80	83	Dollar Tree, Inc.
Series 2007-1 Class A			Series WI
5.983% due 04/19/22	81	89	5.750% due 03/01/23	70	74
Continental Resources, Inc.			Dominion Resources, Inc.
4.500% due 04/15/23	90	90	7.000% due 06/15/38	20	27
Costco Wholesale Corp.			Domtar Corp.
2.150% due 05/18/21	265	266	6.750% due 02/15/44	177	196
Cott Holdings, Inc.			Dow Chemical Co. (The)
5.500% due 04/01/25 (Þ)	60	62	4.375% due 11/15/42	220	224
Cox Communications, Inc.			Duke Energy Carolinas LLC
3.250% due 12/15/22 (Þ)	225	227	5.300% due 02/15/40	30	37
3.500% due 08/15/27 (Þ)	260	256	4.000% due 09/30/42	100	105
6.450% due 12/01/36 (Þ)	425	497	E*TRADE Financial Corp.
Crown Castle International Corp.			2.950% due 08/24/22	345	346
			Eaton Corp.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 31

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.750% due 11/02/22	150	151	2.551% due 10/05/18	860	866
4.150% due 11/02/42	40	40	5.875% due 08/02/21	200	222
Ecolab, Inc.			Forest Laboratories LLC
4.350% due 12/08/21	10	11	4.875% due 02/15/21 (Þ)	208	223
EI du Pont de Nemours & Co.			Freeport-McMoRan, Inc.
3.625% due 01/15/21	254	266	3.550% due 03/01/22	90	89
Eli Lilly & Co.			6.875% due 02/15/23	10	11
3.100% due 05/15/27	50	50	5.450% due 03/15/43	915	855
Energy Transfer Partners, LP			Fresenius Medical Care US Finance II,
4.050% due 03/15/25	405	410	Inc.
6.050% due 06/01/41	325	351	5.875% due 01/31/22 (Þ)	236	265
EnLink Midstream Partners, LP			4.750% due 10/15/24 (Þ)	110	119
2.700% due 04/01/19	405	406	GE Capital International Funding Co.
4.150% due 06/01/25	350	353	Unlimited Co
Series C			Series WI
6.000% due 12/31/99 (Ê)(ƒ)	485	485	4.418% due 11/15/35	200	218
Enterprise Products Operating LLC			General Electric Co.
Series A			5.300% due 02/11/21	130	143
5.018% due 08/01/66 (Ê)	360	360	4.500% due 03/11/44	190	213
Series B			Series GMTN
7.034% due 01/15/68 (Ê)	290	293	6.875% due 01/10/39	565	828
EOG Resources, Inc.			Series NOTZ
2.450% due 04/01/20	350	353	2.104% due 04/15/20 (Ê)	200	203
4.150% due 01/15/26	30	32	General Motors Co.
EP Energy LLC / Everest Acquisition			3.500% due 10/02/18	425	432
Finance, Inc.			4.875% due 10/02/23	320	346
Series WI			4.200% due 10/01/27	560	568
6.375% due 06/15/23	90	56	6.250% due 10/02/43	120	137
Equifax, Inc.			5.200% due 04/01/45	255	258
3.300% due 12/15/22	230	229	General Motors Financial Co. , Inc.
Exelon Corp.			3.500% due 07/10/19	219	224
2.850% due 06/15/20	555	566	4.375% due 09/25/21	20	21
Exelon Generation Co. LLC			4.250% due 05/15/23	10	10
2.950% due 01/15/20	257	262	Georgia-Pacific LLC
Exxon Mobil Corp.			8.875% due 05/15/31	515	792
1.470% due 03/15/19 (Ê)	800	801	Gilead Sciences, Inc.
3.043% due 03/01/26	60	61	2.550% due 09/01/20	570	580
4.114% due 03/01/46	40	43	3.650% due 03/01/26	90	94
Series FXD			4.750% due 03/01/46	100	112
1.912% due 03/06/20	257	258	Glencore Funding LLC
Farmers Exchange Capital III			4.625% due 04/29/24 (Þ)	40	42
5.454% due 10/15/54 (Ê)(Þ)	420	448	4.000% due 03/27/27 (Þ)	200	201
FedEx Corp.			GLP Capital, LP / GLP Financing II, Inc.
4.500% due 02/01/65	226	226	5.375% due 11/01/23	80	88
Fifth Third Bank			Goldman Sachs Capital I
Series BKNT			6.345% due 02/15/34	830	1,035
2.300% due 03/15/19	223	225	Goldman Sachs Capital II
2.875% due 10/01/21	450	458	4.000% due 06/01/43 (Ê)(ƒ)	3	3
First Data Corp.			Goldman Sachs Group, Inc. (The)
5.375% due 08/15/23 (Þ)	140	146	5.250% due 07/27/21	380	417
First Niagara Financial Group, Inc.			3.850% due 07/08/24	150	156
6.750% due 03/19/20	237	263	3.272% due 09/29/25 (Ê)	775	775
First Republic Bank			4.250% due 10/21/25	310	323
4.375% due 08/01/46	250	248	3.500% due 11/16/26	90	90
FirstEnergy Corp.			3.691% due 06/05/28 (Ê)	200	202
Series B			6.750% due 10/01/37	410	540
4.250% due 03/15/23	100	106
3.900% due 07/15/27	360	366	6.250% due 02/01/41	160	213
Series C			5.150% due 05/22/45	30	34
7.375% due 11/15/31	280	372	4.750% due 10/21/45	250	279
Ford Motor Co.			Series D
4.750% due 01/15/43	50	49	6.000% due 06/15/20	150	165
Ford Motor Credit Co. LLC			Series GMTN

See accompanying notes which are an integral part of this quarterly report.

32 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.500% due 02/15/19	300	322	5.875% due 08/15/22	410	459
3.064% due 10/28/27 (Ê)	455	474	International Paper Co.
Goodyear Tire & Rubber Co. (The)			8.700% due 06/15/38	305	455
5.125% due 11/15/23	50	52	4.800% due 06/15/44	209	225
Great Plains Energy, Inc.			JBS USA LUX SA / JBS USA Finance,
5.292% due 06/15/22	660	726	Inc.
H. B. Fuller Co.			8.250% due 02/01/20 (Þ)	230	232
4.000% due 02/15/27	235	224	Jefferies Group LLC
Halliburton Co.			6.500% due 01/20/43	190	217
3.800% due 11/15/25	70	72	John Deere Capital Corp.
4.850% due 11/15/35	130	141	1.650% due 10/15/18	230	230
Harley-Davidson Financial Services, Inc.			Johnson & Johnson
2.550% due 06/09/22 (Þ)	260	258	2.250% due 03/03/22	450	455
Harris Corp.			3.625% due 03/03/37	70	73
4.854% due 04/27/35	40	44	JPMorgan Chase & Co.
5.054% due 04/27/45	40	46	2.750% due 06/23/20	440	448
Hasbro, Inc.			4.250% due 10/15/20	300	318
3.500% due 09/15/27	505	499	2.550% due 03/01/21	580	586
HCA, Inc.			1.867% due 03/09/21 (Ê)	1,720	1,725
4.750% due 05/01/23	50	53	4.350% due 08/15/21	130	139
5.375% due 02/01/25	100	105	4.125% due 12/15/26	230	241
4.500% due 02/15/27	40	41	4.250% due 10/01/27	30	32
5.500% due 06/15/47	385	399	3.782% due 02/01/28 (Ê)	325	333
Hewlett Packard Enterprise Co.			6.400% due 05/15/38	336	449
2.100% due 10/04/19 (Þ)	435	435	4.950% due 06/01/45	100	114
Series WI			Kerr-McGee Corp.
2.850% due 10/05/18	355	359	6.950% due 07/01/24	10	12
6.200% due 10/15/35	860	922	7.875% due 09/15/31	30	38
Home Depot, Inc. (The)			KeyBank NA
2.000% due 04/01/21	225	225	2.350% due 03/08/19	250	252
Honeywell International, Inc.			KeyCorp
2.500% due 11/01/26	231	221	2.300% due 12/13/18	460	462
HSBC Bank NA			Kinder Morgan Energy Partners, LP
Series BKNT			5.400% due 09/01/44	220	229
5.875% due 11/01/34	475	592	Kinder Morgan, Inc.
HSBC Finance Corp.			5.550% due 06/01/45	195	210
6.676% due 01/15/21	29	33	Series GMTN
HSBC USA, Inc.			7.800% due 08/01/31	176	223
7.200% due 07/15/97	157	222	Kindred Healthcare, Inc.
Humana, Inc.			Series WI
3.150% due 12/01/22	10	10	8.750% due 01/15/23	60	56
3.850% due 10/01/24	600	630	KKR Group Finance Co. II LLC
3.950% due 03/15/27	100	105	5.500% due 02/01/43 (Þ)	10	11
4.625% due 12/01/42	20	22	KKR Group Finance Co. III LLC
4.950% due 10/01/44	20	23	5.125% due 06/01/44 (Þ)	475	514
4.800% due 03/15/47	10	11	Kohl's Corp.
Huntington National Bank (The)			5.550% due 07/17/45	605	583
Series BKNT			Kraft Foods Group, Inc.
2.200% due 11/06/18	465	466	3.500% due 06/06/22	60	62
IBM Credit LLC			Kraft Heinz Foods Co.
1.577% due 01/20/21 (Ê)	800	800	4.875% due 02/15/25 (Þ)	1,240	1,325
Intel Corp.			6.875% due 01/26/39	174	223
3.300% due 10/01/21	212	222	5.000% due 06/04/42	20	21
2.875% due 05/11/24	460	466	Series WI
3.700% due 07/29/25	20	21	3.000% due 06/01/26	40	38
4.900% due 07/29/45	10	12	5.000% due 07/15/35	20	22
International Business Machines Corp.			5.200% due 07/15/45	20	22
1.679% due 02/12/19 (Ê)	220	221	4.375% due 06/01/46	20	20
1.900% due 01/27/20	225	225	Kroger Co. (The)
International Lease Finance Corp.			2.600% due 02/01/21	267	268
5.875% due 04/01/19	242	255	3.700% due 08/01/27	470	465
8.625% due 01/15/22	50	61	5.150% due 08/01/43	20	20

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 33

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.650% due 01/15/48	230	222	Series WI
Lamb Weston Holdings, Inc.			4.875% due 06/01/25	100	107
4.875% due 11/01/26 (Þ)	60	63	Mutual of Omaha Insurance Co.
Land O' Lakes, Inc.			4.297% due 07/15/54 (Ê)(Þ)	430	436
6.000% due 11/15/22 (Þ)	800	902	Mylan NV
Legg Mason, Inc.			Series WI
5.625% due 01/15/44	207	225	3.950% due 06/15/26	850	865
Lennar Corp.			5.250% due 06/15/46	405	439
4.500% due 04/30/24	40	41	Navient Corp.
Leucadia National Corp.			Series MTN
5.500% due 10/18/23	209	223	8.000% due 03/25/20	70	77
Lockheed Martin Corp.			NBCUniversal Media LLC
3.350% due 09/15/21	476	495	4.375% due 04/01/21	140	151
4.500% due 05/15/36	10	11	2.875% due 01/15/23	220	224
Series 10YR			NCL Corp. , Ltd.
3.550% due 01/15/26	90	93	4.750% due 12/15/21 (Þ)	30	31
Lowe's Cos. , Inc.			Netflix, Inc.
3.100% due 05/03/27	440	437	5.875% due 02/15/25	60	66
Marathon Petroleum Corp.			New York Life Global Funding
5.000% due 09/15/54	234	226	1.424% due 04/12/19 (Ê)(Þ)	1,685	1,686
Masco Corp.			Newell Brands, Inc.
3.500% due 04/01/21	256	263	3.150% due 04/01/21	20	20
MassMutual Global Funding II			3.850% due 04/01/23	60	63
1.950% due 09/22/20 (Þ)	1,315	1,311	4.200% due 04/01/26	40	42
McCormick & Co. , Inc.			Series WI
2.700% due 08/15/22	335	336	5.000% due 11/15/23	545	581
McDonald's Corp.			Newell Branks, Inc.
2.100% due 12/07/18	470	472	2.875% due 12/01/19	221	224
2.750% due 12/09/20	260	265	NGPL PipeCo. LLC
3.700% due 01/30/26	60	62	4.375% due 08/15/22 (Þ)	660	685
3.500% due 03/01/27	70	72	Noble Energy, Inc.
MeadWestvaco Corp.			3.900% due 11/15/24	150	154
7.375% due 09/01/19	310	339	3.850% due 01/15/28	80	80
Medtronic, Inc.			5.250% due 11/15/43	10	10
Series WI			4.950% due 08/15/47	40	41
3.500% due 03/15/25	150	156	Norfolk Southern Corp.
Merck & Co. , Inc.			1.800% due 02/14/20	787	787
1.850% due 02/10/20	263	263	Northrop Grumman Corp.
2.750% due 02/10/25	40	40	3.250% due 08/01/23	217	224
Mercury General Corp.			Northwest Airlines Pass-Through Trust
4.400% due 03/15/27	440	452	Series 07-1
MetLife, Inc.			7.027% due 11/01/19	375	409
6.400% due 12/15/36	100	115	Northwestern Mutual Life Insurance Co.
Microsoft Corp.			(The)
2.875% due 02/06/24	180	184	3.850% due 09/30/47 (Þ)	155	153
2.700% due 02/12/25	40	40	NVR, Inc.
2.400% due 08/08/26	200	194	3.950% due 09/15/22	445	466
3.300% due 02/06/27	880	912	Occidental Petroleum Corp.
5.200% due 06/01/39	183	226	3.125% due 02/15/22	30	31
3.750% due 02/12/45	100	102	3.400% due 04/15/26	50	51
MidAmerican Energy Co.			3.000% due 02/15/27	360	354
3.950% due 08/01/47	215	224	4.625% due 06/15/45	30	33
Monsanto Co.			4.400% due 04/15/46	20	21
2.125% due 07/15/19	261	262	4.100% due 02/15/47	170	175
Morgan Stanley			ONEOK, Inc.
5.625% due 09/23/19	200	214	7.500% due 09/01/23	187	224
2.713% due 10/24/23 (Ê)	805	823	Oracle Corp.
3.591% due 07/22/28 (Ê)	695	696	2.375% due 01/15/19	258	261
Series GMTN			Owens Corning
7.300% due 05/13/19	209	226	4.200% due 12/15/22	212	225
3.750% due 02/25/23	670	699	PACCAR Financial Corp.
MPLX LP			1.650% due 02/25/19	245	245
			1.200% due 08/12/19	210	207

See accompanying notes which are an integral part of this quarterly report.

34 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pacific Gas & Electric Co.			5.750% due 10/15/20	84	85
6.050% due 03/01/34	200	260	Rohm and Haas Co.
5.800% due 03/01/37	60	76	7.850% due 07/15/29	163	224
PacifiCorp			Roper Technologies, Inc.
5.750% due 04/01/37	177	223	2.800% due 12/15/21	240	242
PepsiCo, Inc.			Sabine Pass Liquefaction LLC
3.100% due 07/17/22	216	224	Series WI
Pharmacia LLC			6.250% due 03/15/22	590	663
6.500% due 12/01/18	240	253	Santander Holdings USA, Inc.
Philip Morris International, Inc.			2.700% due 05/24/19	221	223
2.000% due 02/21/20	1,255	1,256	4.500% due 07/17/25	20	21
2.375% due 08/17/22	631	628	Schlumberger Holdings Corp.
2.500% due 08/22/22	90	90	3.625% due 12/21/22 (Þ)	216	225
4.500% due 03/20/42	40	43	4.000% due 12/21/25 (Þ)	40	42
Phillips 66			Select Income REIT
4.650% due 11/15/34	211	223	4.250% due 05/15/24	513	515
Plains All American Pipeline, LP / PAA			Sempra Energy
Finance Corp.			1.625% due 10/07/19	226	225
2.600% due 12/15/19	261	260	Sherwin-Williams Co.
PNC Bank NA			2.250% due 05/15/20	375	376
Series BKNT			Sierra Pacific Power Co.
2.300% due 06/01/20	250	252	Series T
Priceline Group, Inc. (The)			3.375% due 08/15/23	216	224
2.750% due 03/15/23	225	225	South Carolina Electric & Gas Co.
Prime Security Services Borrower LLC /			6.050% due 01/15/38	320	407
Prime Finance, Inc.			Southern Co. (The)
9.250% due 05/15/23 (Þ)	120	132	2.350% due 07/01/21	225	224
Procter & Gamble Co. (The)			Southern Natural Gas Co. LLC /
1.581% due 11/01/19 (Ê)	230	231	Southern Natural Issuing Corp.
1.850% due 02/02/21 (Ê)	226	225	4.400% due 06/15/21	400	424
Progress Energy, Inc.			Southwest Airlines Co.
4.400% due 01/15/21	30	32	2.650% due 11/05/20	340	344
7.750% due 03/01/31	158	223	Spectrum Brands, Inc.
PSEG Power LLC			Series WI
8.625% due 04/15/31	170	222	5.750% due 07/15/25	50	53
QUALCOMM, Inc.			Sprint Capital Corp.
2.600% due 01/30/23	345	346	8.750% due 03/15/32	190	243
Quicken Loans, Inc.			Sprint Communications, Inc.
5.750% due 05/01/25 (Þ)	30	32	9.000% due 11/15/18 (Þ)	19	20
QVC, Inc.			Sprint Spectrum Co. LLC / Sprint
4.375% due 03/15/23	230	239	Spectrum Co II LLC / Sprint Spectrum
Range Resources Corp.			Co III LLC
5.875% due 07/01/22 (Þ)	30	31	Series A-1
Series WI			3.360% due 09/20/21 (Þ)	380	386
4.875% due 05/15/25	70	69	Starbucks Corp.
Raytheon Co.			3.850% due 10/01/23	209	225
3.125% due 10/15/20	254	263	Sunoco Logistics Partners Operations,
Regency Energy Partners, LP / Regency			LP
Energy Finance Corp.			5.400% due 10/01/47	350	356
5.875% due 03/01/22	60	66	Sysco Corp.
Reliance Standard Life Global Funding			3.300% due 07/15/26	220	222
II			Taylor Morrison Communities, Inc. /
2.500% due 01/15/20 (Þ)	425	427	Taylor Morrison Holdings II, Inc.
Republic Services, Inc.			5.625% due 03/01/24 (Þ)	100	104
4.750% due 05/15/23	198	219	Teachers Insurance & Annuity
Reynolds American, Inc.			Association of America
6.875% due 05/01/20	190	212	4.900% due 09/15/44 (Þ)	240	271
3.250% due 06/12/20	40	41	Tennessee Gas Pipeline Co. LLC
4.450% due 06/12/25	1,069	1,147	8.375% due 06/15/32	380	490
			Teva Pharmaceutical Finance Co. LLC
8.125% due 05/01/40	450	660	6.150% due 02/01/36	365	395
5.850% due 08/15/45	70	86
Reynolds Group Issuer, Inc. / Reynolds			Thermo Fisher Scientific, Inc.
Group Issuer LLC			2.950% due 09/19/26	228	223
			Time Warner Cable LLC

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 35

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.125% due 02/15/21	150	156	3.875% due 04/01/24	20	20
7.300% due 07/01/38	210	264	6.250% due 02/28/57 (Ê)	610	614
5.875% due 11/15/40	120	132	Virginia Electric & Power Co.
Time Warner Entertainment Co. , LP			Series B
8.375% due 03/15/23	182	226	2.950% due 11/15/26	660	656
Time Warner, Inc.			Series C
4.750% due 03/29/21	620	667	4.000% due 11/15/46	225	231
4.000% due 01/15/22	211	222	Visa, Inc.
3.800% due 02/15/27	80	80	3.150% due 12/14/25	150	154
TJX Cos. , Inc. (The)			4.300% due 12/14/45	390	431
2.250% due 09/15/26	10	9	VMware, Inc.
Toyota Motor Credit Corp.			2.950% due 08/21/22	545	547
1.478% due 12/24/18 (Ê)	2,095	2,097	Volkswagen Group of America Finance
Series GMTN			LLC
2.800% due 07/13/22	245	250	2.450% due 11/20/19 (Þ)	425	428
Series MTN			Wachovia Capital Trust II
1.564% due 01/09/19 (Ê)	1,200	1,203	1.804% due 01/15/27 (Ê)	485	456
Transcontinental Gas Pipe Line Co. LLC			Walgreen Co.
Series WI			3.100% due 09/15/22	221	225
7.850% due 02/01/26	220	284	Walgreens Boots Alliance, Inc.
Union Pacific Railroad Co. Pass-Through			2.700% due 11/18/19	256	259
Trust			4.800% due 11/18/44	100	106
Series 06-1			Wal-Mart Stores, Inc.
5.866% due 07/02/30	133	151	4.250% due 04/15/21	209	225
United Rentals NA, Inc.			6.200% due 04/15/38	10	14
5.750% due 11/15/24	60	64	4.750% due 10/02/43	100	117
United Technologies Corp.			Walt Disney Co. (The)
4.500% due 04/15/20	243	258	1.506% due 06/05/20 (Ê)	800	801
3.100% due 06/01/22	100	103	2.350% due 12/01/22	225	225
4.500% due 06/01/42	30	32	Washington Prime Group, LP
UnitedHealth Group, Inc.			5.950% due 08/15/24	471	480
2.700% due 07/15/20	260	265	Waste Management, Inc.
3.875% due 10/15/20	10	11	4.750% due 06/30/20	244	261
4.625% due 07/15/35	100	115	3.500% due 05/15/24	190	197
5.700% due 10/15/40	60	77	WellPoint, Inc.
Universal Health Services, Inc.			6.375% due 06/15/37	505	658
4.750% due 08/01/22 (Þ)	253	262	Wells Fargo & Co.
Univision Communications, Inc.			2.500% due 03/04/21	400	403
5.125% due 05/15/23 (Þ)	50	51	2.656% due 03/04/21 (Ê)	1,100	1,134
5.125% due 02/15/25 (Þ)	60	61	4.600% due 04/01/21	220	236
US Airways Pass-Through Trust			3.069% due 01/24/23	1,150	1,169
Series 2012-1 Class A			2.541% due 10/31/23 (Ê)	1,455	1,488
5.900% due 10/01/24	518	585	3.000% due 04/22/26	400	393
Series A Class A			3.000% due 10/23/26	260	254
7.125% due 10/22/23	312	367	5.375% due 02/07/35	188	226
US Bancorp			4.650% due 11/04/44	10	11
Series MTN			4.400% due 06/14/46	230	239
1.714% due 04/25/19 (Ê)	1,000	1,004	4.750% due 12/07/46	150	165
USF&G Capital III			Series GMTN
8.312% due 07/01/46 (Þ)	530	786	2.600% due 07/22/20	645	654
Verizon Communications, Inc.			4.300% due 07/22/27	520	550
2.946% due 03/15/22	220	224
3.500% due 11/01/24	20	20	4.900% due 11/17/45	250	279
			Wells Fargo Bank NA
3.376% due 02/15/25 (Þ)	705	709	2.150% due 12/06/19	250	251
2.625% due 08/15/26	40	37	West Corp.
4.125% due 03/16/27	230	240	5.375% due 07/15/22 (Þ)	110	111
5.250% due 03/16/37	80	88	Western Gas Partners, LP
5.500% due 03/16/47	30	33	4.650% due 07/01/26	40	42
Series WI			Westlake Chemical Corp.
4.522% due 09/15/48	30	29	Series WI
4.672% due 03/15/55	1,760	1,677	4.875% due 05/15/23	220	229
Viacom, Inc.			Williams Partners, LP

See accompanying notes which are an integral part of this quarterly report.

36 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.600% due 03/15/22	335	346	Bank of Montreal
3.750% due 06/15/27	450	449	2.100% due 12/12/19	490	492
5.800% due 11/15/43	430	486	1.900% due 08/27/21	420	414
Wyndham Worldwide Corp.			Bank of Nova Scotia (The)
4.150% due 04/01/24	220	223	1.979% due 06/14/19 (Ê)	1,300	1,309
Xerox Corp.			2.150% due 07/14/20	265	266
4.500% due 05/15/21	251	263	Series BKNT
3.625% due 03/15/23	240	238	2.450% due 09/19/22	380	378
		181,326	Barclays PLC
International Debt - 8.1%			4.836% due 05/09/28	1,225	1,269
1011778 B. C. Unlimited Liability Co. /			BAT International Finance PLC
New Red Finance, Inc.			2.750% due 06/15/20 (Þ)	257	261
6.000% due 04/01/22 (Þ)	49	51	BBVA Bancomer SA
5.000% due 10/15/25 (Þ)	50	51	6.750% due 09/30/22 (Þ)	681	779
1011778 B. C. Unlimited Liability Co.			Bharti Airtel, Ltd.
1st Lien Term Loan B			4.375% due 06/10/25 (Þ)	500	506
3.485% due 02/17/24 (Ê)	90	90	BHP Billiton Finance USA, Ltd.
3.583% due 02/17/24	58	58	2.875% due 02/24/22	5	5
Actavis Funding SCS			5.000% due 09/30/43	320	378
3.000% due 03/12/20 (Þ)	258	263	BP Capital Markets PLC
3.450% due 03/15/22	40	42	4.750% due 03/10/19	251	262
3.800% due 03/15/25	60	62	3.245% due 05/06/22	10	10
4.550% due 03/15/35	20	21	3.216% due 11/28/23	480	491
4.750% due 03/15/45	21	23	3.119% due 05/04/26	120	120
ACWA Power Management and			Braskem Finance, Ltd.
Investments One, Ltd.			7.000% due 05/07/20 (Þ)	206	226
5.950% due 12/15/39 (Þ)	365	376	Brazilian Government International Bond
AES Gener SA			2.625% due 01/05/23	220	211
5.000% due 07/14/25	219	222	5.625% due 01/07/41	170	171
Agrium, Inc.			British Telecommunications PLC
4.900% due 06/01/43	202	221	9.125% due 12/15/30	30	45
Alcoa Nederland Holding BV			Brookfield Finance, Inc.
6.750% due 09/30/24 (Þ)	200	222	4.250% due 06/02/26	217	224
Alibaba Group Holding, Ltd.			Canadian Imperial Bank of Commerce
Series WI			Series YCD
3.125% due 11/28/21	219	224	1.543% due 02/04/19 (Ê)(~)	500	500
Alimentation Couche-Tard, Inc.			1.647% due 05/29/19 (Ê)(~)	500	500
3.550% due 07/26/27 (Þ)	220	222	Canadian Oil Sands, Ltd.
America Movil SAB de CV			7.750% due 05/15/19 (Þ)	450	486
5.000% due 03/30/20	535	572	4.500% due 04/01/22 (Þ)	680	702
Anglo American Capital PLC			Carlyle Global Market Strategies CLO,
3.625% due 09/11/24 (Þ)	200	199	Ltd.
AP Moeller - Maersk A/S			Series 2015-2A Class A1
2.550% due 09/22/19 (Þ)	171	172	2.356% due 04/27/27 (Ê)(Þ)	1,400	1,402
ArcelorMittal			CBQ Finance, Ltd.
6.750% due 02/25/22	110	126	7.500% due 11/18/19 (Þ)	205	219
Aristocrat International Pty, Ltd. Term			CDP Financial, Inc.
Loan B2			5.600% due 11/25/39 (Þ)	215	278
3.557% due 10/20/21 (Ê)	151	152	Celulosa Arauco y Constitucion SA
AstraZeneca PLC			4.750% due 01/11/22	30	32
1.950% due 09/18/19	263	263	Series WI
2.375% due 11/16/20	580	583	4.500% due 08/01/24	211	222
2.375% due 06/12/22	490	486	Cenovus Energy, Inc.
Australia & New Zealand Banking			4.250% due 04/15/27 (Þ)	710	704
Group, Ltd.			6.750% due 11/15/39	120	138
1.816% due 08/19/20 (Ê)(Þ)	1,000	1,004	Colombia Government International
Banco de Bogota SA			Bond
4.375% due 08/03/27 (Þ)	223	225	5.625% due 02/26/44	270	302
Banco Inbursa S. A. Institucion de Banca			Commonwealth Bank of Australia
Multiple			5.000% due 10/15/19 (Þ)	30	32
4.375% due 04/11/27 (Þ)	224	225	3.900% due 07/12/47 (Þ)	150	151
Bancolombia SA			Cooperatieve Rabobank UA
5.950% due 06/03/21	705	779	4.625% due 12/01/23	250	269

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 37

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.375% due 08/04/25	400	420	ING Bank NV
Credit Agricole SA			5.800% due 09/25/23 (Þ)	550	628
3.250% due 10/04/24 (Þ)	1,460	1,462	Intesa Sanpaolo Vita SpA
Credit Suisse Group AG			3.125% due 07/14/22 (Þ)	200	200
2.997% due 12/14/23 (Ê)(Þ)	435	434	Inversiones CMPC SA
6.250% due 12/31/49 (Ê)(ƒ)(Þ)	505	538	4.500% due 04/25/22	214	224
Credit Suisse Group Funding Guernsey,			4.750% due 09/15/24 (Þ)	213	223
Ltd.			Itau CorpBanca SA
Series WI			3.875% due 09/22/19	218	225
4.875% due 05/15/45	300	335	KOC Holding AS
Danone SA			3.500% due 04/24/20 (Þ)	222	224
1.691% due 10/30/19 (Þ)	227	225	Kookmin Bank
2.077% due 11/02/21 (Þ)	690	678	1.625% due 08/01/19 (Þ)	200	197
Deutsche Bank AG			Korea Gas Corp.
2.700% due 07/13/20	260	261	2.750% due 07/20/22 (Þ)	510	506
2.950% due 08/20/20	264	267	Kuwait International Government Bond
Deutsche Telekom International Finance			3.500% due 03/20/27 (Þ)	210	216
BV			Lukoil International Finance BV
6.000% due 07/08/19	210	224	6.125% due 11/09/20 (Þ)	450	491
Dryden 34 Senior Loan Fund			4.563% due 04/24/23 (Þ)	212	220
Series 2017-34A Class AR			LYB International Finance BV
2.464% due 10/15/26 (Ê)(Þ)	1,220	1,225	4.000% due 07/15/23	212	224
Dryden 37 Senior Loan Fund			LyondellBasell Industries NV
Series 2015-37A Class A			5.000% due 04/15/19	395	410
2.180% due 04/15/27 (Ê)(Þ)	1,300	1,302	5.750% due 04/15/24	200	229
Dryden 50 Senior Loan Fund			Mallinckrodt International Finance SA
Series 2017-50A Class A1			4.750% due 04/15/23	70	60
2.477% due 07/15/30 (Ê)(Þ)	1,230	1,228
			Medtronic Global Holdings SCA
Ecopetrol SA			3.350% due 04/01/27	160	164
5.375% due 06/26/26	60	64
			Mexico Generadora de Energia S de rl
5.875% due 05/28/45	250	244	5.500% due 12/06/32 (Þ)	193	205
Electricite de France SA			Mexico Government International Bond
6.500% due 01/26/19 (Þ)	245	260	6.050% due 01/11/40	30	36
Empresa Electrica Angamos SA			4.750% due 03/08/44	20	21
4.875% due 05/25/29 (Þ)	219	222	5.550% due 01/21/45	440	506
Enbridge, Inc.
3.700% due 07/15/27	222	225	Mitsubishi UFJ Financial Group, Inc.
Enel Finance International NV			2.998% due 02/22/22	60	61

3.625% due 05/25/27 (Þ)	220	220	Mizuho Bank, Ltd.
			2.450% due 04/16/19 (Þ)	223	224
Ensco PLC			Mondelez International Holdings
Series WI			Netherlands BV
8.000% due 01/31/24	29	28	1.625% due 10/28/19 (Þ)	838	831
Equate Petrochemical BV			Myriad International Holdings BV
4.250% due 11/03/26 (Þ)	200	206	6.000% due 07/18/20 (Þ)	206	222
ESAL GmbH			4.850% due 07/06/27 (Þ)	250	259
6.250% due 02/05/23 (Þ)	445	431
GE Capital International Funding Co.			National Australia Bank, Ltd.
Unlimited Co			1.595% due 05/14/19 (Ê)(Þ)	650	650
Series WI			1.825% due 05/22/20 (Ê)(Þ)	450	452
2.342% due 11/15/20	222	224	National Bank of Canada
GlaxoSmithKline Capital PLC			Series YCD
2.850% due 05/08/22	60	61	1.750% due 05/08/19 (Ê)(~)	650	650
HSBC Bank PLC			NCL Corp. , Ltd.
7.650% due 05/01/25	375	461	4.625% due 11/15/20 (Þ)	40	41
Series 1M			Nokia OYJ
1.750% due 06/29/49 (Ê)	760	630	6.625% due 05/15/39	775	894
HSBC Holdings PLC			Nordea Bank AB
3.262% due 03/13/23 (Ê)	600	612	1.787% due 05/29/20 (Ê)(Þ)	450	452
3.900% due 05/25/26	220	230	Series YCD
4.041% due 03/13/28 (Ê)	410	428	1.696% due 02/21/19 (Ê)(~)	800	800
Indonesia Government International			NOVA Chemicals Corp.
Bond			5.250% due 06/01/27 (Þ)	420	424
Series REGS			NXP BV / NXP Funding LLC
3.750% due 04/25/22	430	446	4.625% due 06/15/22 (Þ)	450	482

See accompanying notes which are an integral part of this quarterly report.

38 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pernod Ricard SA			2.700% due 03/16/22 (Þ)	140	142
4.450% due 01/15/22 (Þ)	150	161	Sirius International Group, Ltd.
Pernod-Ricard SA			4.535% due 05/29/49 (Ê)(ƒ)(Þ)	365	365
5.750% due 04/07/21 (Þ)	202	224	Smurfit Kappa Treasury Funding, Ltd.
Peru Government International Bond			7.500% due 11/20/25	225	274
6.550% due 03/14/37	10	13	Southern Copper Corp.
5.625% due 11/18/50	130	164	6.750% due 04/16/40	189	232
Petrobras Global Finance BV			5.250% due 11/08/42	440	465
6.250% due 03/17/24	100	107	Standard Chartered PLC
5.299% due 01/27/25 (Þ)	1,105	1,103	5.700% due 03/26/44 (Þ)	450	529
Petro-Canada			Sumitomo Mitsui Banking Corp.
6.800% due 05/15/38	165	221	1.966% due 01/11/19	250	250
Petroleos Mexicanos			Series YCD
5.375% due 03/13/22 (Þ)	750	801	1.775% due 05/15/19 (Ê)(~)	850	851
6.500% due 03/13/27 (Þ)	240	266	Sumitomo Mitsui Financial Group, Inc.
6.625% due 06/15/35	10	11	Series 5FXD
Series WI			2.058% due 07/14/21	90	88
6.875% due 08/04/26	220	250	Suncor Energy, Inc.
5.625% due 01/23/46	375	349	3.600% due 12/01/24	219	226
Province of Quebec Canada			Svenska Handelsbanken AB
1.587% due 07/21/19 (Ê)	480	482	Series YCD
Provincia de Buenos Aires			1.597% due 06/07/19 (Ê)(~)	1,000	1,000
6.500% due 02/15/23 (Þ)	140	148	Syngenta Finance NV
PT Pertamina (Persero)			3.125% due 03/28/22	264	259
4.300% due 05/20/23 (Þ)	520	546	Telefonica Emisiones SAU
PTT Global Chemical PCL			5.134% due 04/27/20	40	43
4.250% due 09/19/22 (Þ)	200	212	Tencent Holdings, Ltd.
Reckitt Benckiser Treasury Services PLC			3.375% due 05/02/19 (Þ)	220	224
1.888% due 06/24/22 (Ê)(Þ)	685	688	Teva Pharmaceutical Finance Co. BV
Republic of Argentina Government			2.950% due 12/18/22	40	39
International Bond			Teva Pharmaceutical Finance
5.625% due 01/26/22	340	357	Netherlands III BV
Series WI			2.800% due 07/21/23	815	779
7.500% due 04/22/26	170	191	3.150% due 10/01/26	365	336
Republic of Poland Government			Toronto-Dominion Bank (The)
International Bond			2.125% due 04/07/21	631	629
5.125% due 04/21/21	400	439	Series MTN
Royal Bank of Canada			2.153% due 01/22/19 (Ê)	250	252
2.350% due 10/30/20	261	263	Total Capital Canada, Ltd.
Series GMTN			2.750% due 07/15/23	222	224
2.125% due 03/02/20	580	582	Total Capital SA
Royal Bank of Scotland Group PLC			4.125% due 01/28/21	210	223
6.400% due 10/21/19	180	195	TransCanada PipeLines, Ltd.
6.125% due 12/15/22	70	77	7.625% due 01/15/39	151	221
3.875% due 09/12/23	885	905	Trust F/1401
5.125% due 05/28/24	220	234	5.250% due 01/30/26 (Þ)	212	225
Saudi Government International Bond			UBS AG
2.875% due 03/04/23 (Þ)	460	456	2.200% due 06/08/20 (Þ)	295	296
3.625% due 03/04/28 (Þ)	430	424	UBS Group Funding Switzerland AG
4.625% due 10/04/47 (Þ)	265	266	3.491% due 05/23/23 (Þ)	270	276
Schlumberger Norge AS			4.253% due 03/23/28 (Þ)	200	210
4.200% due 01/15/21 (Þ)	70	74	Vale Overseas, Ltd.
Shell International Finance BV			6.875% due 11/21/36	270	309
1.889% due 11/10/18 (Ê)	1,000	1,006	Valeant Pharmaceuticals International,
4.375% due 03/25/20	259	275	Inc.
2.875% due 05/10/26	40	40	6.500% due 03/15/22 (Þ)	20	21
4.375% due 05/11/45	250	268	5.875% due 05/15/23 (Þ)	190	168
4.000% due 05/10/46	80	81	7.000% due 03/15/24 (Þ)	70	75
Shire Acquisitions Investments Ireland			Validus Holdings, Ltd.
DAC			8.875% due 01/26/40	424	613
1.900% due 09/23/19	815	813	Vodafone Group PLC
Siemens Financieringsmaatschappij NV			5.450% due 06/10/19	300	317
2.150% due 05/27/20	250	251	6.150% due 02/27/37	520	635

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 39

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Voya CLO, Ltd.			Michaels Stores, Inc. Term Loan B
Series 2017-2A Class A1R			3.985% due 01/28/23 (Ê)	175	175
2.408% due 04/17/30 (Å)(Ê)	1,428	1,438	Michaels Stores, Inc. Term Loan B1
XLIT, Ltd.			3.984% due 01/28/23	8	8
5.500% due 03/31/45	211	222	MultiPlan, Inc. Term Loan B
		71,329	4.333% due 05/25/23 (Ê)	167	168
Loan Agreements - 0.7%			Neptune Finco Corp. Term Loan B
Air Medical Group Holdings, Inc. 1st			3.484% due 07/17/25 (Ê)	165	164
Lien Term Loan B			Party City Holdings, Inc. Term Loan
4.484% due 04/28/22 (Ê)	99	98	4.320% due 08/19/22	171	172
Air Medical Group Holdings, Inc. 1st			4.340% due 08/19/22 (Ê)	12	12
Lien Term Loan B1			Petco Animal Supplies, Inc. 1st Lien
5.237% due 04/28/22 (Ê)	60	60	Term Loan B1
Albertson's LLC Term Loan B4			4.311% due 01/26/23 (Ê)	119	98
3.985% due 08/25/21 (Ê)	69	66	PetSmart, Inc. Term Loan B2
Albertson's LLC Term Loan B6			4.240% due 03/10/22 (Ê)	193	163
4.317% due 06/22/23 (Ê)	164	158	Post Holdings, Inc. Incremental Term
American Airlines, Inc. Term Loan B			Loan
3.237% due 06/27/20 (Ê)	148	148	3.490% due 05/24/24 (Ê)	200	200
American Builders & Contractors Supply			Prime Security Services Borrower LLC
Co. , Inc. Term Loan B			Term Loan B1
3.735% due 10/31/23 (Ê)	149	150	3.985% due 05/02/22 (Ê)	199	201
Avolon LLC 1st Lien Term Loan			Reynolds Group Holdings, Inc. 1st Lien
3.986% due 03/20/22 (Ê)	150	150	Term Loan B
Berry Plastics Group, Inc Term Loan M			4.235% due 02/05/23 (Ê)	193	193
3.485% due 10/01/22 (Ê)	107	107	RPI Finance Trust Term Loan B
Boyd Gaming Corp. Term Loan B			3.333% due 03/27/23 (Ê)	186	187
3.694% due 09/15/23 (Ê)	98	98	Scientific Games International, Inc. Term
Catalent Pharma Solutions, Inc. Term			Loan B4
Loan B			Zero coupon due 08/14/24	150	150
3.985% due 05/20/21 (Ê)	184	185	SunGard Availability Services Capital,
CenturyLink, Inc. Term Loan B			Inc. Term Loan B
2.750% due 01/31/25	160	155	8.235% due 09/17/21 (Ê)	393	366
Charter Communications Operating LLC			TransUnion LLC Term Loan B2
1st Lien Term Loan			3.235% due 04/07/23 (Ê)	160	160
3.490% due 01/15/24 (Ê)	173	174	Univision Communications, Inc. Term
CWGS Group LLC Term Loan			Loan C5
4.439% due 11/08/23	69	69	3.985% due 03/15/24 (Ê)	237	235
			UPC Financing Partnership Term Loan
4.985% due 11/08/23 (Ê)	1	1	AP
Dell International LLC Term Loan A2			3.984% due 04/15/25 (Ê)	100	100
3.450% due 09/07/21 (Ê)	156	156	Virgin Media Bristol LLC 1st Lien Term
First Data Corp. 1st Lien Term Loan			Loan I
3.737% due 04/21/24 (Ê)	225	226	3.984% due 01/31/25 (Ê)	147	148
Golden Nugget, Inc. Incremental Term			XPO Logistics, Inc. Term Loan B
Loan			3.554% due 10/30/21 (Ê)	127	127
Zero coupon due 10/04/23 (Ê)	123	124	Zebra Technologies Corp. Term Loan B
HCA, Inc. Term Loan B8			3.314% due 10/27/21 (Ê)	73	73
3.485% due 02/15/24 (Ê)	178	178
Hilton Worldwide Finance LLC Term					6,533
Loan B2			Mortgage-Backed Securities - 20.8%
3.237% due 10/25/23 (Ê)	183	184	A10 Bridge Asset Financing LLC Trust
Jaguar Holding Co. II Term Loan			Series 2017-AA Class B1
3.985% due 08/18/22	79	80	0.010% due 05/15/36 (Þ)	961	956
4.083% due 08/18/22 (Ê)	88	89	American Home Mortgage Investment
			Trust
Level 3 Financing, Inc. Term Loan B			Series 2004-4 Class 4A
3.486% due 02/22/24 (Ê)	160	160	3.245% due 02/25/45 (Ê)	25	25
Lions Gate Enterntainment, Inc. 1st Lien			Banc of America Commercial Mortgage
Term Loan			Trust
4.235% due 10/12/23 (Ê)	69	70	Series 2007-2 Class AJ
MacDermid, Inc. Term Loan B			5.634% due 04/10/49	57	53
4.235% due 06/07/23 (Ê)	447	448	Banc of America Funding Trust
MGM Growth Properties Operating			Series 2005-D Class A1
Partnership, LP Term Loan B			2.997% due 05/25/35 (Ê)	561	585
3.485% due 04/25/23 (Ê)	99	99	Series 2006-6 Class 2A1

See accompanying notes which are an integral part of this quarterly report.

40 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 08/25/36	1,110	1,081	Series 2014-UBS4 Class A1
BCAP LLC Trust			1.309% due 08/10/47	125	124
Series 2010-RR7 Class 3A1			Series 2015-LC19 Class A4
2.882% due 08/26/35 (Ê)(Þ)	7	7	3.183% due 02/10/48	191	193
Series 2010-RR7 Class 3A12			Series 2015-LC19 Class B
2.798% due 08/26/35 (Ê)(Þ)	978	807	3.829% due 02/10/48	100	101
Series 2011-R11 Class 15A1			Series 2016-GCT Class A
3.037% due 10/26/33 (Å)(Ê)	149	151	2.681% due 08/10/29 (Þ)	140	141
Series 2011-R11 Class 20A5			Countrywide Alternative Loan Trust
3.069% due 03/26/35 (Ê)(Þ)	69	69	Series 2007-16CB Class 1A5
Series 2014-RR3 Class 3A2			1.171% due 08/25/37 (Ê)	598	477
0.293% due 07/26/36 (Þ)	1,330	1,141	Credit Suisse Mortgage Capital
Series 2014-RR3 Class 5A2			Certificates
1.309% due 10/26/36 (Þ)	780	661	Series 2017-CHOP Class G
Bear Stearns Adjustable Rate Mortgage			6.847% due 07/15/32 (Ê)(Þ)	600	599
Trust			CSAIL Commercial Mortgage Trust
Series 2005-2 Class A1			Series 2015-C4 Class E
2.920% due 03/25/35 (Ê)	163	165	3.585% due 11/15/48	500	359
Bear Stearns Alternative-A Trust			CSMC Mortgage-Backed Trust
Series 2005-2 Class 1M1			Series 2011-4R Class 5A1
1.342% due 03/25/35 (Ê)	900	842	3.158% due 05/27/36 (Å)	76	76
Series 2005-4 Class 24A1			DBJPM Mortgage Trust
3.631% due 05/25/35 (Ê)	447	462	Series 2016-C3 Class A5
Bear Stearns Commercial Mortgage			2.890% due 09/10/49	240	237
Securities Trust			Deutsche Mortgage Securities, Inc. Re-
Series 2007-T26 Class AM			REMIC Trust
5.513% due 01/12/45	149	151	Series 2007-WM1 Class A1
CFCRE Commercial Mortgage Trust			4.078% due 06/27/37 (Ê)(Þ)	625	634
Series 2016-C3 Class A3			Fannie Mae
3.865% due 01/10/48	1,150	1,205	3.950% due 2020	405	425
CGBAM Commercial Mortgage Trust			4.000% due 2020	258	267
Series 2016-IMC Class E			5.500% due 2020	8	8
7.920% due 11/15/21 (Ê)(Þ)	590	579	4.250% due 2021	395	421
CHL Mortgage Pass-Through Trust			4.283% due 2021	576	613
Series 2005-3 Class 1A2			2.500% due 2022	353	356
0.815% due 04/25/35 (Ê)	10	9	5.500% due 2022	43	45
Citigroup Commercial Mortgage Trust			2.000% due 2023	1,233	1,237
Series 2013-375P Class A			2.500% due 2024	567	573
3.251% due 05/10/35 (Þ)	380	390	4.000% due 2025	179	189
Series 2015-GC29 Class C			4.500% due 2025	249	264
4.293% due 04/10/48	100	97	4.000% due 2026	181	191
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A2A			6.000% due 2026	53	60
3.253% due 05/25/35	542	558	2.500% due 2027	417	421
Series 2005-11 Class A2A			2.940% due 2027	100	100
2.930% due 10/25/35 (Ê)	11	11	4.500% due 2027	149	153
Series 2006-AR9 Class 1M1			6.000% due 2027	33	37
0.865% due 11/25/36 (Ê)	1,060	895	2.560% due 2028	370	358
Series 2007-AR8 Class 2A1A			3.500% due 2030	178	186
3.126% due 07/25/37 (Ê)	219	202	2.600% due 2031	375	361
Series 2015-2 Class 5A1			5.000% due 2031	165	181
0.444% due 03/25/47 (Ê)(Þ)	368	359	6.000% due 2032	35	40
Cold Storage Trust			3.000% due 2033	1,258	1,290
Series 2017-ICE3 Class D			3.500% due 2033	971	1,015
3.094% due 04/15/24 (Ê)(Þ)	510	513	5.000% due 2033	7	8
Commercial Mortgage Trust			3.500% due 2034	205	214
Series 2013-300P Class A1			5.500% due 2034	25	28
4.353% due 08/10/30 (Þ)	390	422	4.500% due 2035	581	629
Series 2013-CR6 Class B			5.500% due 2037	169	188
3.397% due 03/10/46 (Þ)	211	212	5.500% due 2038	668	747
Series 2013-CR13 Class A1			6.000% due 2039	64	73
1.259% due 11/10/18	273	272
Series 2014-277P Class A			4.000% due 2040	378	405
3.732% due 08/10/49 (Þ)	410	428	5.500% due 2040	834	936

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 41

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 2040	191	217	Series 2016-61 Class BS
4.000% due 2041	654	698	Interest Only STRIP
6.000% due 2041	206	234	5.613% due 09/25/46 (Ê)	471	75
3.000% due 2042	737	743	Series 2017-6 Class PA
3.500% due 2043	1,445	1,496	3.500% due 06/25/46	1,984	2,050
4.000% due 2044	1,283	1,372	Series 2017-76 Class SB
3.500% due 2045	2,015	2,081	Interest Only STRIP
3.000% due 2046	664	667	4.866% due 10/25/57 (Ê)	500	94
4.000% due 2046	2,144	2,276	Fannie Mae-Aces
			Series 2012-M8 Class ASQ2
4.500% due 2046	677	741	1.520% due 12/25/19	241	241
3.000% due 2047	775	780	Series 2014-M1 Class A1
4.000% due 2047	1,285	1,353	2.325% due 07/25/23	131	132
4.000% due 2056	1,441	1,524	Series 2014-M13 Class AB2
4.500% due 2056	383	416	2.951% due 08/25/24	497	505
5.500% due 2056	380	426	Series 2015-M11 Class A1
3.500% due 2057	1,079	1,111	2.097% due 04/25/25	437	437
15 Year TBA(Ï)			Series 2016-M2 Class ABV2
2.500%	900	905	2.131% due 01/25/23	612	609
3.000%	2,300	2,360	Series 2016-M3 Class ASQ2
3.500%	900	936	2.263% due 02/25/23	895	892
30 Year TBA(Ï)			Series 2016-M6 Class AB2
2.500%	1,415	1,367	2.395% due 05/25/26	1,015	986
3.000%	15,760	15,781	Series 2016-M7 Class A2
3.500%	8,400	8,656	2.499% due 09/25/26	210	205
4.000%	2,958	3,113	Series 2016-M7 Class AV2
4.500%	2,600	2,790	2.157% due 10/25/23	2,035	1,994
5.000%	1,400	1,527	FDIC Trust
Fannie Mae Connecticut Avenue			Series 2010-R1 Class A
Securities			2.184% due 05/25/50 (Å)	342	343
Series 2014-C04 Class 1M2			Series 2011-R1 Class A
5.346% due 11/25/24 (Ê)	1,094	1,239	2.672% due 07/25/26 (Þ)	8	8
Series 2016-C02 Class 1M2			First Horizon Mortgage Pass-Through
6.438% due 09/25/28 (Ê)	220	255	Trust
Series 2016-C04 Class 1M2			Series 2005-AR4 Class 2A1
4.726% due 01/25/29 (Ê)	50	55	2.892% due 10/25/35 (Ê)	394	376
Fannie Mae Grantor Trust			Freddie Mac
Series 2001-T4 Class A1			4.500% due 2020	1,371	1,402
7.500% due 07/25/41	274	322	3.500% due 2030	158	166
Fannie Mae REMIC Trust			5.500% due 2038	469	533
Series 2004-W5 Class A1			6.000% due 2038	100	113
6.000% due 02/25/47	201	228	5.000% due 2040	317	347
Fannie Mae REMICS			4.000% due 2041	1,588	1,705
Series 1999-56 Class Z			4.500% due 2041	305	330
7.000% due 12/18/29	14	16	5.500% due 2041	322	360
Series 2005-24 Class ZE			3.500% due 2043	1,216	1,265
5.000% due 04/25/35	291	321	4.000% due 2044	745	793
Series 2009-96 Class DB			3.500% due 2045	2,153	2,236
4.000% due 11/25/29	230	245	4.000% due 2045	1,862	1,965
Series 2012-35 Class SC			3.500% due 2046	2,343	2,418
Interest Only STRIP
5.263% due 04/25/42 (Ê)	32	6	4.000% due 2046	2,421	2,561
Series 2012-55 Class PC			3.000% due 2047	770	774
3.500% due 05/25/42	700	725	4.000% due 2047	1,477	1,555
Series 2013-54 Class BS			30 Year TBA(Ï)
Interest Only STRIP			3.000%	1,200	1,204
4.913% due 06/25/43 (Ê)	135	28	3.500%	1,800	1,856
Series 2013-124 Class SB			4.000%	7,400	7,790
Interest Only STRIP			Freddie Mac Multifamily Structured
4.713% due 12/25/43 (Ê)	149	30	Pass-Through Certificates
Series 2016-23 Class ST			Series 2013-K024 Class A2
Interest Only STRIP			2.573% due 09/25/22	1,530	1,549
5.547% due 11/25/45 (Ê)	502	104	Series 2013-K029 Class A2
			3.320% due 02/25/23	1,450	1,519

See accompanying notes which are an integral part of this quarterly report.

42 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-K045 Class A2			3.883% due 07/25/46	173	172
3.023% due 01/25/25	1,020	1,047	Ginnie Mae
Series 2015-K046 Class A2			Series 2012-135 Class IO
3.205% due 03/25/25	400	415	Interest Only STRIP
Series 2015-K049 Class A2			0.611% due 01/16/53	2,004	73
3.010% due 08/25/25	1,470	1,504	Series 2013-53 Class OI
Series 2016-K052 Class A2			Interest Only STRIP
3.151% due 11/25/25	1,110	1,146	3.500% due 04/20/43	1,123	167
Series 2016-K053 Class A2			Series 2016-21 Class ST
2.995% due 12/25/25	390	398	Interest Only STRIP
Series 2016-K058 Class X1			5.638% due 02/20/46 (Ê)	322	51
Interest Only STRIP			Series 2016-51 Class NS
0.931% due 08/25/26	4,147	283	Interest Only STRIP
Series 2016-KF15 Class A			5.518% due 04/20/46 (Ê)	166	30
1.204% due 02/25/23 (Ê)	2,016	2,024	Ginnie Mae I
Series 2016-KF17 Class A			2.140% due 2023	483	474
1.084% due 03/25/23 (Ê)	1,292	1,295	Ginnie Mae II
Freddie Mac Reference REMIC			3.500% due 2047	387	403
Series 2006-R006 Class ZA			4.000% due 2047	479	506
6.000% due 04/15/36	392	446	30 Year TBA(Ï)
Series 2006-R007 Class ZA			3.000%	6,000	6,083
6.000% due 05/15/36	334	375	3.500%	3,600	3,740
Freddie Mac REMICS			4.000%	900	948
Series 2003-2624 Class QH			GMACM Mortgage Loan Trust
5.000% due 06/15/33	108	119	Series 2005-AR2 Class 4A
Series 2009-3569 Class NY			3.407% due 05/25/35 (Ê)	5	5
5.000% due 08/15/39	1,400	1,512	Grace Mortgage Trust
Series 2010-3632 Class PK			Series 2014-GRCE Class A
5.000% due 02/15/40	225	244	3.369% due 06/10/28 (Þ)	393	407
Series 2010-3653 Class B			GS Mortgage Securities Trust
4.500% due 04/15/30	310	335	Series 2013-GC14 Class AS
Series 2011-3973 Class SA			4.507% due 08/10/46 (Þ)	235	254
Interest Only STRIP			Series 2015-GS1 Class C
5.331% due 12/15/41 (Ê)	475	95	4.570% due 11/10/48	180	185
Series 2012-4010 Class KM			Hilton USA Trust
3.000% due 01/15/42	156	158	Series 2016-HHV Class D
Series 2013-4233 Class MD			4.194% due 11/05/38 (Þ)	1,240	1,225
1.750% due 03/15/25	127	127	Series 2016-HHV Class E
Freddie Mac Strips			4.194% due 11/05/38 (Å)	600	525
Series 2012-271 Class 30			Series 2016-SFP Class A
3.000% due 08/15/42	1,106	1,098	2.828% due 11/05/35 (Þ)	226	225
Series 2014-334 Class S7			HMH Trust
Interest Only STRIP			Series 2017-NSS Class E
5.592% due 08/15/44 (Ê)	221	46	6.292% due 07/05/31 (Þ)	1,170	1,165
Series 2016-353 Class S1			JPMBB Commercial Mortgage Securities
Interest Only STRIP			Trust
4.766% due 12/15/46 (Ê)	94	20	Series 2013-C14 Class D
Freddie Mac Structured Agency Credit			4.563% due 08/15/46 (Þ)	560	497
Risk Debt Notes			JPMDB Commercial Mortgage Securities
Series 2015-DN1 Class M3			Trust
4.331% due 01/25/25 (Ê)	1,070	1,150	Series 2017-C5 Class B
Series 2017-DNA1 Class M2			4.009% due 03/15/50	150	154
4.484% due 07/25/29 (Ê)	740	773	Series 2017-C5 Class C
Series 2017-DNA2 Class B1			4.512% due 03/15/50	220	229
6.144% due 10/25/29 (Ê)	510	539	JPMorgan Chase Commercial Mortgage
Series 2017-DNA2 Class M1			Securities Trust
2.437% due 10/25/29 (Ê)	391	396	Series 2004-LN2 Class B
Freddie Mac Structured Pass-Through			5.466% due 07/15/41	150	135
Certificates			Series 2015-MAR7 Class E
Series 2003-56 Class A5			5.962% due 06/05/32 (Þ)	500	509
5.231% due 05/25/43	4	4	JPMorgan Mortgage Trust
Freddie Mac Whole Loan Securities			Series 2015-3 Class A5
Trust			3.500% due 05/25/45 (Þ)	447	458
Series 2016-SC01 Class M1			Series 2017-1 Class A4

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 43

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 01/25/47 (Þ)	515	527	Residential Accredit Loans, Inc.
Series 2017-2 Class A5			Series 2006-QO7 Class 2A1
3.500% due 05/25/47 (Þ)	590	603	1.464% due 09/25/46 (Ê)	1,349	1,165
Series 2017-3 Class 1A5			Residential Asset Securitization Trust
3.500% due 08/25/47 (Þ)	1,201	1,228	Series 2003-A15 Class 1A2
LB-UBS Commercial Mortgage Trust			0.975% due 02/25/34 (Ê)	28	26
Series 2005-C7 Class F			Sequoia Mortgage Trust
5.350% due 11/15/40	405	419	Series 2013-6 Class A2
Series 2007-C6 Class AM			3.000% due 05/25/43	720	716
6.114% due 07/15/40	209	209	Series 2015-1 Class A1
ML-CFC Commercial Mortgage Trust			3.500% due 01/25/45 (Þ)	746	756
Series 2007-5 Class AJ			SG Commercial Mortgage Securities
5.450% due 08/12/48	279	231	Trust
Series 2007-5 Class AJFL			Series 2016-C5 Class A4
5.450% due 08/12/48 (Þ)	278	231	3.055% due 10/10/48	475	468
Morgan Stanley Bank of America Merrill			Structured Adjustable Rate Mortgage
Lynch Trust			Loan Trust
Series 2015-C24 Class A4			Series 2006-5 Class 3A
3.732% due 05/15/48	835	876	3.101% due 06/25/36 (Ê)	1,638	1,373
Series 2015-C26 Class A3			Towd Point Mortgage Trust
3.211% due 10/15/48	875	887	Series 2016-3 Class A1
Series 2016-C31 Class A1			2.250% due 08/25/55 (Þ)	406	404
1.511% due 11/15/21	363	358	Series 2017-3 Class A1
			2.750% due 06/25/57 (Þ)	748	752
Morgan Stanley Capital I Trust			Washington Mutual Mortgage Pass-
Series 2007-IQ16 Class AM
6.277% due 12/12/49	360	361	Through Certificates Trust
			Series 2003-AR7 Class A7
Series 2007-T27 Class B			2.676% due 08/25/33 (Ê)	98	99
6.150% due 06/11/42 (Þ)	1,104	1,224	Series 2005-10 Class 3CB1
Series 2011-C1 Class A3			6.000% due 11/25/35	1,185	1,089
4.700% due 09/15/47 (Þ)	534	548	Series 2005-AR9 Class A1A
Series 2011-C3 Class A4			1.164% due 07/25/45 (Ê)	462	461
4.118% due 07/15/49	115	121	Series 2005-AR11Class A1A
Series 2015-MS1 Class A4			0.844% due 08/25/45 (Ê)	339	339
3.779% due 05/15/48	200	210	Series 2006-AR1 Class 2A1A
Series 2016-UBS9 Class A4			1.577% due 01/25/46 (Ê)	567	568
3.594% due 03/15/49	205	212
Morgan Stanley Mortgage Capital			Wells Fargo Commercial Mortgage Trust
Holdings LLC Trust			Series 2016-BNK1 Class A3
Series 2017-237P Class D			2.652% due 08/15/49	460	445
3.865% due 09/13/39 (Þ)	793	772	Series 2016-C37 Class C
Series 2017-237P Class XA			4.495% due 12/15/49	150	155
Interest Only STRIP			Series 2017-RB1 Class XA
0.467% due 09/13/39 (Þ)	8,761	279	Interest Only STRIP
			1.446% due 03/15/50	1,977	189
Series 2017-237P Class XB			Wells Fargo Mortgage Backed Securities
Interest Only STRIP
0.175% due 09/13/39 (Þ)	5,418	45	Trust
			Series 2004-P Class 2A1
MSCG Trust			2.994% due 09/25/34 (Ê)	165	169
Series 2015-ALDR Class A2
3.577% due 06/07/35 (Þ)	255	254	Series 2006-AR2 Class 2A1
			2.894% due 03/25/36	76	77
Nomura Resecuritization Trust
Series 2015-4R Class 1A14			WFRBS Commercial Mortgage Trust
0.590% due 03/26/47 (Ê)(Þ)	1,290	860	Series 2014-C19 Class A3
			3.660% due 03/15/47	500	520
One Market Plaza Trust
Series 2017-1MKT Class A			Series 2014-C24 Class D
3.614% due 02/10/32 (Þ)	370	384	3.692% due 11/15/47 (Þ)	280	190
Series 2017-1MKT Class C			WinWater Mortgage Loan Trust
4.016% due 02/10/32 (Þ)	217	226	Series 2014-1 Class A1
			3.918% due 06/20/44 (Þ)	828	854
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ)	400	409			184,058
Series 2017-1MKT Class E			Municipal Bonds - 0.2%
4.142% due 02/10/32 (Å)	595	590	Municipal Electric Authority of Georgia
			Revenue Bonds
RBS Commercial Funding, Inc. Trust			6.637% due 04/01/57	750	948
Series 2013-GSP Class A
3.961% due 01/13/32 (Þ)	200	210	7.055% due 04/01/57	600	742

See accompanying notes which are an integral part of this quarterly report.

44 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Tender Option Bond Trust Receipts/				Series 0521
Certificates General Obligation				6.000% due 05/15/21	NZD	3,120	2,545
Unlimited				Series 0925
1.480% due 08/01/49 (Ê)(Þ)		500	500	2.000% due 09/20/25	NZD	410	317
			2,190	Norway Government International Bond
Non-US Bonds - 3.9%				Series 473
Australia Government International				4.500% due 05/22/19 (Þ)	NOK	5,290	707
Bond				Series 477
Series 126				1.750% due 03/13/25 (Þ)	NOK	1,250	161
4.500% due 04/15/20	AUD	2,330	1,938	Peru Government International Bond
Series 133				5.700% due 08/12/24	PEN	3,740	1,216
5.500% due 04/21/23	AUD	990	898	6.900% due 08/12/37	PEN	2,670	917
Series 140				Republic of Argentina Government
4.500% due 04/21/33	AUD	1,040	953	International Bond
Brazil Notas do Tesouro Nacional				18.200% due 10/03/21	ARS	5,600	336
Series NTNB				Series POM
6.000% due 05/15/45	BRL	334	365	26.250% due 06/21/20 (Ê)	ARS	190	12
Series NTNF				Republic of Poland Government
10.000% due 01/01/21	BRL	3,975	1,333	International Bond
10.000% due 01/01/23	BRL	4,145	1,382	Series 0421
10.000% due 01/01/25	BRL	3,370	1,119	2.000% due 04/25/21	PLN	1,070	290
Colombian TES				Series 1020
Series B				5.250% due 10/25/20	PLN	920	275
10.000% due 07/24/24	COP	6,809,400	2,785	Series 1021
6.000% due 04/28/28	COP	703,400	228	5.750% due 10/25/21	PLN	1,050	324
Ireland Government International Bond				Series 1023
5.400% due 03/13/25	EUR	1,220	1,956	4.000% due 10/25/23	PLN	840	244
Malaysia Government International Bond				Republic of South Africa Government
Series 0111				International Bond
4.160% due 07/15/21	MYR	150	36	Series R186
Series 0114				10.500% due 12/21/26	ZAR	5,270	437
4.181% due 07/15/24	MYR	540	130	Series R207
Series 0116				7.250% due 01/15/20	ZAR	3,720	275
3.800% due 08/17/23	MYR	3,100	735	Series R209
Series 0215				6.250% due 03/31/36	ZAR	7,010	373
3.795% due 09/30/22	MYR	1,220	290	Series R214
Series 0314				6.500% due 02/28/41	ZAR	17,180	899
4.048% due 09/30/21	MYR	610	147	Russian Federal Bond - OFZ
				Series 6207
Series 0315				8.150% due 02/03/27	RUB	48,740	887
3.659% due 10/15/20	MYR	1,274	304
				Series 6219
Series 0414				7.750% due 09/16/26	RUB	31,660	559
3.654% due 10/31/19	MYR	1,060	253	Singapore Government International
Series 0515				Bond
3.759% due 03/15/19	MYR	110	26	1.625% due 10/01/19	SGD	90	67
Series 0613				2.000% due 07/01/20	SGD	350	262
3.889% due 07/31/20	MYR	230	55	2.250% due 06/01/21	SGD	390	294
Series 0902				1.250% due 10/01/21	SGD	90	66
4.378% due 11/29/19	MYR	220	53	3.125% due 09/01/22	SGD	290	228
Mexican Bonos				2.750% due 07/01/23	SGD	470	364
Series M 20
7.500% due 06/03/27	MXN	6,762	388	3.000% due 09/01/24	SGD	380	299
Series M 30				2.375% due 06/01/25	SGD	400	302
10.000% due 11/20/36	MXN	18,979	1,346	2.125% due 06/01/26	SGD	120	89
8.500% due 11/18/38	MXN	9,100	569	3.500% due 03/01/27	SGD	340	279
Series M							34,684
7.750% due 05/29/31	MXN	2,940	171	United States Government Treasuries - 29.6%
7.750% due 11/13/42	MXN	38,400	2,234	United States Treasury Inflation Indexed
New Zealand Government International				Bonds
Bond				2.125% due 01/15/19		7,804	8,047
Series 0423				0.375% due 07/15/23		5,512	5,581
5.500% due 04/15/23	NZD	1,710	1,422	0.375% due 07/15/25		2,194	2,192
Series 0427				0.375% due 07/15/27		1,661	1,644
4.500% due 04/15/27	NZD	670	544	3.875% due 04/15/29		3,574	4,857

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 45

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
2.125% due 02/15/40	1,665	2,093
1.000% due 02/15/46	1,167	1,183	Common Stocks - 0.0%
United States Treasury Notes
1.250% due 12/15/18	2,750	2,745	Financial Services - 0.0%
1.000% due 03/15/19	10,000	9,940	Escrow GM Corp. (Å)(Š)		80,000		—
1.500% due 03/31/19	1,125	1,126	Total Common Stocks
0.875% due 04/15/19	6,500	6,444	(cost $—)				—
1.625% due 06/30/19	9,400	9,426
1.250% due 02/29/20	9,303	9,236
3.500% due 05/15/20	1,415	1,485	Options Purchased - 0.0%
8.750% due 05/15/20	828	981	(Number of Contracts)
			Cross Currency Options
2.625% due 08/15/20	1,360	1,398	(USD/CAD)
2.125% due 08/31/20	520	527	Goldman Sachs Nov 2017 1.19
1.375% due 09/15/20	400	397	Put (1)	USD	1,800	(ÿ)	1
1.375% due 09/30/20	11,250	11,164	Cross Currency Options
2.625% due 11/15/20	2,240	2,305	(USD/EUR)
2.000% due 11/30/20	1,450	1,464	Citigroup Oct 2017 1.12 Call (1)	USD	1,800	(ÿ)	—
2.375% due 12/31/20	1,422	1,453	Cross Currency Options
2.125% due 01/31/21	1,453	1,473	(USD/JPY)
3.625% due 02/15/21	2,490	2,647	Goldman Sachs Oct 2017 114.50
2.000% due 02/28/21	1,725	1,741	Call (1)	USD	1,800	(ÿ)	—
2.250% due 03/31/21	1,805	1,837	Cross Currency Options
3.125% due 05/15/21	2,422	2,539	(USD/TRY)
1.125% due 07/31/21	12,000	11,704	Goldman Sachs Oct 2017 3.48
1.250% due 10/31/21	24,780	24,220	Put (1)	USD	1,100	(ÿ)	1
1.750% due 11/30/21	9,655	9,619	Citigroup Nov 2017 3.44 Put (1)	USD	900	(ÿ)	1
1.750% due 02/28/22	810	806	Eurodollar Futures
2.000% due 07/31/22	1,423	1,428	Merrill Lynch Nov 2017 98.38
7.625% due 11/15/22	400	510	Call (34)	USD	8,362	(ÿ)	1
1.250% due 07/31/23	1,115	1,066	Merrill Lynch Mar 2018 98.25
2.500% due 08/15/23	885	908	Put (17)	USD	4,176	(ÿ)	1
1.375% due 08/31/23	7,900	7,599	United States 5 Year
1.375% due 09/30/23	1,680	1,615	Treasury Note Futures
1.625% due 10/31/23	7,645	7,451	Merrill Lynch Oct 2017 117.75
2.750% due 11/15/23	1,410	1,465	Call (13)	USD	2,120	(ÿ)	4
2.750% due 02/15/24	1,017	1,056	Merrill Lynch Oct 2017 118.00
2.125% due 02/29/24	12,225	12,229	Call (11)	USD	1,298	(ÿ)	1
2.500% due 05/15/24	1,155	1,181	Merrill Lynch Oct 2017 118.50
1.625% due 02/15/26	1,840	1,749	Call (12)	USD	1,422	(ÿ)	1
1.625% due 05/15/26	3,000	2,844	Merrill Lynch Oct 2017 117.25
2.250% due 08/15/27	32,730	32,494	Put (2)	USD	235	(ÿ)	—
5.250% due 02/15/29	1,245	1,602	Merrill Lynch Oct 2017 118.00
6.250% due 05/15/30	600	851	Put (15)	USD	1,770	(ÿ)	9
			United States 10 Year
4.625% due 02/15/40	1,185	1,559	Treasury Note Futures
2.750% due 08/15/42	2,185	2,157	Merrill Lynch Oct 2017 125.50
2.750% due 11/15/42	2,210	2,180	Call (10)	USD	1,255	(ÿ)	5
3.750% due 11/15/43	1,910	2,237	Merrill Lynch Oct 2017 125.75
2.500% due 02/15/45	4,800	4,474	Call (11)	USD	1,383	(ÿ)	4
3.000% due 05/15/45	2,105	2,166	Merrill Lynch Oct 2017 126.50
3.000% due 11/15/45	2,725	2,802	Call (24)	USD	1,771	(ÿ)	2
2.500% due 02/15/46	630	586	Merrill Lynch Oct 2017 127.00
2.500% due 05/15/46	1,200	1,114	Call (28)	USD	3,556	(ÿ)	3
2.875% due 11/15/46	685	687	Merrill Lynch Oct 2017 125.00
3.000% due 02/15/47	6,930	7,124	Put (24)	USD	3,000	(ÿ)	9
3.000% due 05/15/47	1,695	1,743	United States Long
2.250% due 08/15/47	2,350	2,065	Bond Futures
2.750% due 08/15/47	12,950	12,660	Merrill Lynch Oct 2017 153.50
		261,876	Call (5)	USD	768	(ÿ)	3
Total Long-Term Investments			Merrill Lynch Oct 2017 155.00
(cost $790,787)		795,349	Call (5)	USD	775	(ÿ)	1

See accompanying notes which are an integral part of this quarterly report.

46 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
Merrill Lynch Oct 2017 155.50					1.800% due 02/05/18	1,030	1,030
Call (3)	USD	467	(ÿ)	1	2.150% due 07/30/18	1,300	1,304
United States Treasury
Bond Futures					Commonwealth Bank of Australia
Merrill Lynch Oct 2017 153.00					1.537% due 03/23/18 (Ê)(Þ)	1,000	1,001
Call (6)	USD	918	(ÿ)	7	1.385% due 07/09/18 (Ê)	350	350
Merrill Lynch Oct 2017 157.00					Commonwealth Edison Co.
Call (8)	USD	1,256	(ÿ)	1	5.800% due 03/15/18	290	295
Total Options Purchased					Compass Bank
(cost $127)				56	Series BKNT
					6.400% due 10/01/17 (ç)	735	735
Short-Term Investments - 15.5%					Concord Minutemen Capital Co. LLC
Aetna, Inc.					1.253% due 10/16/17 (ç)(Þ)(~)	1,000	999
1.700% due 06/07/18		160		160	CPPIB Capital, Inc.
America Movil SAB de CV					0.913% due 10/05/17 (ç)(Þ)(~)	600	600
5.625% due 11/15/17		40		40	Credit Suisse AG
American Honda Finance Corp.					1.750% due 01/29/18	755	756
1.627% due 12/11/17 (Ê)		100		100	Daimler Finance NA LLC
Anheuser-Busch InBev Worldwide, Inc.					2.000% due 08/03/18 (Þ)	980	983
1.489% due 01/02/18 (Þ)(~)		350		349	Danske Corp.
					Series A
1.588% due 03/05/18 (Þ)(~)		500		497	1.413% due 02/16/18 (Þ)(~)	595	592
Antalis SA					DCP Midstream Operating, LP
1.186% due 10/16/17 (ç)(Þ)(~)		1,200		1,199	2.500% due 12/01/17	115	115
Anthem, Inc.					DZ Bank AG
1.875% due 01/15/18		410		410	1.310% due 11/15/17 (ç)(~)	200	200
Apache Corp.					Series YCD
6.900% due 09/15/18		200		209	1.686% due 08/16/18 (Ê)(~)	765	765
Assurant, Inc.					Fannie Mae
2.500% due 03/15/18		440		442	3.170% due 08/01/18	1,137	1,143
Autobahn Funding Co. LLC					Fannie Mae-Aces
1.120% due 10/10/17 (ç)(Þ)(~)		850		850	Series 2013-M4 Class ASQ2
Bank of America Corp.					1.451% due 02/25/18	180	180
2.000% due 01/11/18		1,000		1,001	Series 2014-M13 Class ASQ2
Bank of America NA					1.637% due 11/25/17	72	71
Series BKNT					Series 2015-M1 Class ASQ2
1.750% due 06/05/18		915		916	1.626% due 02/25/18	549	548
Bank of Montreal					Federal Home Loan Bank Discount
0.020% due 08/16/18 (Ê)(~)		1,150		1,150	Notes
Barclays Bank PLC					0.600% due 10/02/17 (ç)(~)	1,700	1,700
0.842% due 10/03/17 (ç)(Þ)(~)		1,200		1,200	Federation des Caisses Desjardins du
Barton Capital Corp.					Quebec
1.131% due 10/12/17 (ç)(~)		1,000		1,000	1.334% due 12/12/17 (Þ)(~)	1,000	997
BB&T Corp.					Ford Motor Credit Co. LLC
2.050% due 06/19/18		345		346	Series FXD
Bear Stearns Cos. LLC (The)					2.145% due 01/09/18	1,355	1,357
7.250% due 02/01/18		195		199	Freddie Mac
Capital One NA					4.500% due 08/01/18	455	466
					Freddie Mac Multifamily Structured
2.350% due 08/17/18		610		613	Pass-Through Certificates
Series BKNT					Series 2011-K702 Class X1
1.650% due 02/05/18		520		520	Interest Only STRIP
Chariot Funding LLC					1.617% due 02/25/18	10	—
1.302% due 11/20/17 (ç)(Þ)(~)		500		499	Gotham Funding Corp.
Chevron Corp.					1.207% due 10/26/17 (ç)(Þ)(~)	1,000	999
1.485% due 11/15/17 (Ê)		280		280	Harris Corp.
1.814% due 05/16/18 (Ê)		155		155	1.999% due 04/27/18	235	235
Citigroup, Inc.					HBOS PLC
2.017% due 11/24/17 (Ê)		1,250		1,251	Series GMTN

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 47

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
		Amount ($)		Value		Amount ($)	Value
		or Shares		$		or Shares	$
6.750% due 05/21/18 (Þ)		300		309	1.127% due 03/01/18	2,020	2,011
JPMorgan Chase & Co.					United States Treasury Notes
6.000% due 01/15/18		100		101	0.750% due 10/31/17	1,800	1,800
JPMorgan Chase Bank NA					0.750% due 02/28/18	3,100	3,094
Series BKNT					0.875% due 03/31/18	3,210	3,204
6.000% due 10/01/17 (ç)		85		85	UnitedHealth Group, Inc.
Liberty Street Funding LLC					1.900% due 07/16/18	560	561
1.385% due 12/22/17 (Þ)(~)		1,000		997	Vodafone Group PLC
Manhattan Asset Funding Co. LLC					1.940% due 09/04/18 (Þ)(~)	610	599
1.247% due 11/13/17 (ç)(~)		1,000		999	Voya Financial, Inc.
Matchpoint Finance PLC					2.900% due 02/15/18	208	209
1.168% due 10/13/17 (ç)(~)		1,100		1,100	Total Short-Term Investments
Merck & Co. , Inc.					(cost $137,278)		137,303
1.677% due 05/18/18 (Ê)		1,665		1,669
Metropolitan Life Global Funding I					Total Investments 105.3%
1.875% due 06/22/18 (Þ)		300		301	(identified cost $928,192)		932,708
1.350% due 09/14/18 (Þ)		1,475		1,471
Mizuho Bank, Ltd.
Series YCD					Other Assets and Liabilities,
1.437% due 02/14/18 (Ê)(~)		800		800	Net - (5.3%)		(47,399)
Morgan Stanley					Net Assets - 100.0%		885,309
5.950% due 12/28/17		150		152
New York Life Global Funding
1.450% due 12/15/17 (Þ)		645		645
Old Line Funding LLC
1.171% due 10/17/17 (ç)(Þ)(~)		300		300
0.012% due 03/12/18 (Ê)(Þ)(~)		750		750
Pfizer, Inc.
1.620% due 06/15/18 (Ê)		1,323		1,325
Province of Quebec Canada
Series MTN
1.546% due 09/04/18 (Ê)		335		336
Rockies Express Pipeline LLC
6.850% due 07/15/18 (Þ)		260		268
Sheffield Receivables Co. LLC
1.374% due 11/29/17 (Þ)(~)		500		499
Singapore Government International
Bond
0.500% due 04/01/18	SGD	340		250
Sky PLC
6.100% due 02/15/18 (Þ)		515		523
State Street Corp.
4.956% due 03/15/18		150		152
Toronto-Dominion Bank (The)
Series YCD
1.416% due 06/20/18 (Ê)(~)		800		800
Total Capital Canada, Ltd.
1.450% due 01/15/18		1,000		1,000
Tyco Electronics Group SA
6.550% due 10/01/17 (ç)		280		280
U. S. Cash Management Fund		72,202,140	(8)	72,208
UBS AG
Series BKNT
1.800% due 03/26/18		1,250		1,251
United States Treasury Bills
0.975% due 12/07/17		5,030		5,021
1.007% due 01/11/18		1,430		1,426

See accompanying notes which are an integral part of this quarterly report.

48 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.4%
BCAP LLC Trust	11/23/13	148,846	103.96	155	151
CSMC Mortgage-Backed Trust	07/26/13	75,824	97.54	74	76
Escrow GM Corp.	04/21/11	80,000	—	—	—
FDIC Trust	06/08/12	341,933	103.85	355	343
Hilton USA Trust	11/22/16	600,000	81.28	488	525
One Market Plaza Trust	02/15/17	595,000	97.58	581	590
Voya CLO, Ltd.	03/31/17	1,428,000	100.08	1,428	1,438
					3,123

Variable Rate Securities

Securities	Referenced Rate	Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.219
Aames Mortgage Investment Trust	USD 1 Month LIBOR	1.305
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.344
Air Medical Group Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.969
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	3.464
Albertson's LLC Term Loan B6	USD 1 Month LIBOR	3.844
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.863
American Builders & Contractors Supply Co. , Inc. Term Loan B	USD 1 Month LIBOR	2.344
American Home Mortgage Investment Trust	USD 6 Month LIBOR	2.000
American Honda Finance Corp.	USD 3 Month LIBOR	0.340
American Honda Finance Corp.	USD 3 Month LIBOR	0.310
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates	USD 1 Month LIBOR	1.110
Apple, Inc.	USD 3 Month LIBOR	0.300
Apple, Inc.	USD 3 Month LIBOR	0.820
Aristocrat International Pty, Ltd. Term Loan B2	USD 1 Month LIBOR	2.125
Asset-Backed Funding Trust Certificates	USD 1 Month LIBOR	0.540
AT&T, Inc.	USD 3 Month LIBOR	0.670
AT&T, Inc.	USD 3 Month LIBOR	0.910
Australia & New Zealand Banking Group, Ltd.	USD 3 Month LIBOR	0.500
Avolon LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.594
BAC Capital Trust XIV	USD 3 Month LIBOR	0.400
Bank of America Corp.	USD 3 Month LIBOR	1.575
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	1.370
Bank of America Corp.	USD 3 Month LIBOR	3.705
Bank of Montreal	USD 3 Month LIBOR	0.330
Bank of Nova Scotia (The)	USD 3 Month LIBOR	0.660
BankAmerica Capital III	USD 3 Month LIBOR	0.570
	U. S. Treasury Yield Curve Rate T Note Constat
Bear Stearns Adjustable Rate Mortgage Trust	Maturity 1 Year	2.450
Bear Stearns Alternative-A Trust	USD 1 Month LIBOR	0.750
Berry Plastics Group, Inc Term Loan M	USD 1 Month LIBOR	2.125
BMW US Capital LLC	USD 3 Month LIBOR	0.380
Boyd Gaming Corp. Term Loan B	USD 1 Month LIBOR	2.344
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.330
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.230

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 49

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Capital One Multi-Asset Execution Trust	USD 1 Month LIBOR	0.380
Carlyle Global Market Strategies CLO, Ltd.	USD 3 Month LIBOR	1.470
Catalent Pharma Solutions, Inc. Term Loan B	USD 1 Month LIBOR	2.402
CGBAM Commercial Mortgage Trust	USD 1 Month LIBOR	7.400
Charter Communications Operating LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.063
Chevron Corp.	USD 3 Month LIBOR	0.170
Chevron Corp.	USD 3 Month LIBOR	0.500
CHL Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.580
CIT Mortgage Loan Trust	USD 1 Month LIBOR	1.500
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.450
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.340
	U. S. Treasury Yield Curve Rate T Note Constat
Citigroup Mortgage Loan Trust, Inc.	Maturity 1 Year	2.400
Citigroup, Inc.	USD 3 Month LIBOR	3.905
Citigroup, Inc.	USD 3 Month LIBOR	0.700
Cold Storage Trust	USD 1 Month LIBOR	2.100
Commonwealth Bank of Australia	USD 1 Month LIBOR	0.300
Commonwealth Bank of Australia	USD 1 Month LIBOR	0.150
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.400
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.140
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.520
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.800
Credit Suisse Group AG	USD 5 Year Swap Rate	3.455
Credit Suisse Group AG	USD 3 Month LIBOR	1.200
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	5.620
CWGS Group LLC Term Loan	USD 1 Month LIBOR	3.531
Dell International LLC Term Loan A2	USD 1 Month LIBOR	2.211
Dryden 34 Senior Loan Fund	USD 3 Month LIBOR	1.160
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.500
Dryden 50 Senior Loan Fund	USD 3 Month LIBOR	1.220
DZ Bank AG	USD 3 Month LIBOR	0.370
EnLink Midstream Partners, LP	USD 3 Month LIBOR	4.110
Enterprise Products Operating LLC	USD 3 Month LIBOR	2.680
Enterprise Products Operating LLC	USD 3 Month LIBOR	3.708
Exxon Mobil Corp.	USD 3 Month LIBOR	0.150
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	6.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
FFMLT Trust	USD 1 Month LIBOR	0.520
Fieldstone Mortgage Investment Trust	USD 1 Month LIBOR	1.950
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.375
Ford Credit Auto Owner Trust	USD 1 Month LIBOR	0.070
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.670

See accompanying notes which are an integral part of this quarterly report.

50 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.490
Freddie Mac Strips	USD 1 Month LIBOR	6.100
Freddie Mac Strips	USD 1 Month LIBOR	6.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.250
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.200
General Electric Co.	USD 3 Month LIBOR	0.800
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae	USD 1 Month LIBOR	6.150
Goldman Sachs Capital II	USD 3 Month LIBOR	0.768
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.510
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.750
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
GSAMP Trust	USD 1 Month LIBOR	0.140
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	1.844
Home Equity Asset Trust	USD 1 Month LIBOR	0.280
Home Equity Asset Trust	USD 1 Month LIBOR	0.150
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
HSBC Bank PLC	USD 6 Month LIBOR	0.250
HSBC Holdings PLC	USD 3 Month LIBOR	1.550
HSBC Holdings PLC	USD 3 Month LIBOR	1.546
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.190
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.140
IBM Credit LLC	USD 3 Month LIBOR	0.260
International Business Machines Corp.	USD 3 Month LIBOR	0.370
Jaguar Holding Co. II Term Loan	USD 1 Month LIBOR	2.563
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.337
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.550
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.188
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.900
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
MacDermid, Inc. Term Loan B	USD 1 Month LIBOR	2.781
Madison Park Funding XXVI, Ltd.	USD 3 Month LIBOR	1.200
Magnetite XVIII, Ltd.	USD 3 Month LIBOR	1.400
Master Asset-Backed Securities Trust	USD 1 Month LIBOR	0.945
Merck & Co. , Inc.	USD 3 Month LIBOR	0.360
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.370
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.156
Michaels Stores, Inc. Term Loan B	USD 1 Month LIBOR	2.719
Mizuho Bank, Ltd.	USD 1 Month LIBOR	0.200
Morgan Stanley	USD 3 Month LIBOR	1.340
Morgan Stanley	USD 3 Month LIBOR	1.400
MultiPlan, Inc. Term Loan B	USD 1 Month LIBOR	2.719
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.510

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 51

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.280
National Bank of Canada	USD 3 Month LIBOR	0.200
Nelnet Student Loan Trust	USD 3 Month LIBOR	1.650
Neptune Finco Corp. Term Loan B	USD 1 Month LIBOR	2.250
New Century Home Equity Loan Trust	USD 1 Month LIBOR	0.480
New York Life Global Funding	USD 3 Month LIBOR	0.120
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.190
Nordea Bank AB	USD 3 Month LIBOR	0.380
Nordea Bank AB	USD 3 Month LIBOR	0.470
Old Line Funding LLC	USD 1 Month LIBOR	0.110
Option One Mortgage Loan Trust	USD 1 Month LIBOR	0.780
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates	USD 1 Month LIBOR	1.125
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates	USD 1 Month LIBOR	0.945
Party City Holdings, Inc. Term Loan	USD 1 Month LIBOR	2.781
Petco Animal Supplies, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	7.313
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	5.000
Pfizer, Inc.	USD 3 Month LIBOR	0.300
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.260
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.250
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.156
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.531
Procter & Gamble Co. (The)	USD 3 Month LIBOR	0.270
Province of Quebec Canada	USD 3 Month LIBOR	0.230
Province of Quebec Canada	USD 3 Month LIBOR	0.280
RAMP Trust	USD 1 Month LIBOR	0.570
Reckitt Benckiser Treasury Services PLC	USD 3 Month LIBOR	0.560
Republic of Argentina Government International Bond	Argentina Central Bank 7-Day Repo Reference Rate	0.000
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Residential Accredit Loans, Inc.	Year CMT	0.850
Residential Asset Mortgage Products, Inc. Trust	USD 1 Month LIBOR	0.480
Residential Asset Securitization Trust	USD 1 Month LIBOR	0.450
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.844
RPI Finance Trust Term Loan B	USD 1 Month LIBOR	1.844
Shell International Finance BV	USD 3 Month LIBOR	0.580
Sirius International Group, Ltd.	USD 3 Month LIBOR	3.200
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.290
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.330
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
Sumitomo Mitsui Banking Corp.	USD 3 Month LIBOR	0.460
SunGard Availability Services Capital, Inc. Term Loan B	USD 1 Month LIBOR	9.003
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.280
Terwin Mortgage Trust	USD 1 Month LIBOR	0.230
Toronto-Dominion Bank (The)	USD 1 Month LIBOR	0.180
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	0.840
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.150
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.260
Univision Communications, Inc. Term Loan C5	USD 1 Month LIBOR	2.906
UPC Financing Partnership Term Loan AP	USD 1 Month LIBOR	2.594
US Bancorp	USD 3 Month LIBOR	0.400
Viacom, Inc.	USD 3 Month LIBOR	3.899
Virgin Media Bristol LLC 1st Lien Term Loan I	USD 1 Month LIBOR	2.594

See accompanying notes which are an integral part of this quarterly report.

52 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Voya CLO, Ltd.	USD 3 Month LIBOR	1.250
Wachovia Capital Trust II	USD 3 Month LIBOR	0.500
Walt Disney Co. (The)	USD 3 Month LIBOR	0.190
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.640
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.320
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates Trust	Year CMT	1.070
Wells Fargo & Co.	USD 3 Month LIBOR	1.230
Wells Fargo & Co.	USD 3 Month LIBOR	1.340
Wells Fargo Home Equity Asset-Backed Securities Trust	USD 1 Month LIBOR	0.590
XPO Logistics, Inc. Term Loan B	USD 1 Month LIBOR	2.125
Zebra Technologies Corp. Term Loan B	USD 1 Month LIBOR	1.905

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	393	AUD	49,928	12/17	(622)
Australian Dollar Currency Futures	14	USD	1,097	12/17	(9)
BP Currency Futures	12	USD	1,008	12/17	(1)
Canadian 10 Year Government Bond Futures	117	CAD	15,830	12/17	(241)
Canadian Dollar Currency Futures	27	USD	2,167	12/17	(41)
Euro-BTP Futures	129	EUR	17,410	12/17	(134)
Eurodollar Futures	14	USD	3,435	12/18	8
United States 2 Year Treasury Note Futures	177	USD	38,178	12/17	(88)
United States 5 Year Treasury Note Futures	1,070	USD	125,727	12/17	(741)
United States 10 Year Treasury Note Futures	633	USD	79,322	12/17	(797)
United States 10 Year Ultra Treasury Bond Futures	14	USD	1,881	12/17	(11)
United States Long Bond Futures	159	USD	24,297	12/17	(323)
United States Ultra Treasury Bond Futures	117	USD	19,321	12/17	(231)
Short Positions
Euro-Bobl Futures	35	EUR	4,591	12/17	5
Euro-Bund Futures	348	EUR	56,032	12/17	526
Eurodollar Futures	247	USD	59,367	12/17	50
Eurodollar Futures	12	USD	2,949	06/18	4
Eurodollar Futures	12	USD	2,947	09/18	5
Eurodollar Futures	56	USD	13,712	12/19	(51)
Euro-OAT Futures	17	EUR	2,637	12/17	5
Japan Government 10 Year Bond Futures	4	JPY	601,399	12/17	19
Japanese Yen Currency Futures	10	USD	1,115	12/17	(2)
Long Gilt Futures	245	GBP	30,351	12/17	1,033
United States 2 Year Treasury Note Futures	20	USD	4,314	12/17	4
United States 5 Year Treasury Note Futures	14	USD	1,646	12/17	3
United States 10 Year Treasury Note Futures	71	USD	8,898	12/17	78
United States 10 Year Ultra Treasury Bond Futures	29	USD	3,896	12/17	46
United States Long Bond Futures	75	USD	11,461	12/17	213
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,293)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/TRY)	Goldman Sachs	Call	1	3.58	USD	1,100	10/20/17	(11)
Cross Currency Options (USD/TRY)	Citigroup	Call	1	3.60	USD	900	11/03/17	(11)

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 53

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/TRY)	Goldman Sachs	Put	1	3.38	USD	1,100	10/20/17	—
Eurodollar Futures	Merrill Lynch	Put	17	98.13	USD	4,170	03/19/18	—
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	24	119.00	USD	2,856	11/24/17	(2)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	28	119.25	USD	3,339	11/24/17	(2)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Put	12	117.50	USD	1,410	10/27/17	(4)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Put	6	117.75	USD	707	10/27/17	(3)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Put	11	117.00	USD	1,287	11/24/17	(2)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	22	126.75	USD	2,789	10/27/17	(3)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	12	128.00	USD	1,536	10/27/17	(1)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	6	129.00	USD	774	10/27/17	—
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	18	129.50	USD	2,331	10/27/17	(1)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	9	128.50	USD	1,157	11/24/17	(1)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	42	129.00	USD	5,418	11/24/17	(3)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put	12	123.50	USD	1,482	10/27/17	(1)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put	12	125.50	USD	1,506	10/27/17	(7)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put	9	124.00	USD	1,116	11/24/17	(3)
United States Long Bond Futures	Merrill Lynch	Call	10	157.00	USD	1,570	10/13/17	(1)
United States Long Bond Futures	Merrill Lynch	Call	6	157.50	USD	945	10/13/17	—
United States Treasury Bond Futures	Merrill Lynch	Call	3	154.50	USD	464	10/27/17	(2)
United States Treasury Bond Futures	Merrill Lynch	Call	3	158.00	USD	474	10/27/17	—
United States Treasury Bond Futures	Merrill Lynch	Call	6	159.00	USD	954	10/27/17	—
United States Treasury Bond Futures	Merrill Lynch	Call	28	160.00	USD	4,480	10/27/17	(2)
United States Treasury Bond Futures	Merrill Lynch	Call	14	160.00	USD	2,240	11/24/17	(3)
United States Treasury Bond Futures	Merrill Lynch	Call	16	161.00	USD	2,576	11/24/17	(3)
United States Treasury Bond Futures	Merrill Lynch	Put	3	150.00	USD	450	10/27/17	(1)
United States Treasury Bond Futures	Merrill Lynch	Put	6	150.50	USD	903	10/27/17	(3)
United States Treasury Bond Futures	Merrill Lynch	Put	3	153.00	USD	459	10/27/17	(3)
Total Liability for Options Written (premiums received $95)								(73)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	12	CZK	261	11/22/17	—
Bank of America	USD	3,590	CZK	79,289	11/22/17	26
Bank of America	USD	17	HUF	4,410	11/22/17	—
Bank of America	USD	3,577	HUF	924,788	11/22/17	(64)
Bank of America	USD	2	MXN	43	11/22/17	—
Bank of America	USD	1,574	MXN	28,354	11/22/17	(29)
Bank of America	USD	3,571	PLN	13,019	11/22/17	(4)
Bank of America	USD	8	SGD	11	11/22/17	—
Bank of America	USD	1,549	TRY	5,618	11/22/17	5
Bank of America	USD	3,485	TRY	12,640	11/22/17	10
Bank of America	USD	1,594	ZAR	21,417	11/22/17	(25)
Bank of America	CZK	587	USD	27	11/22/17	—
Bank of America	CZK	35,240	USD	1,596	11/22/17	(12)

See accompanying notes which are an integral part of this quarterly report.

54 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HKD	48	USD	6	11/22/17	—
Bank of America	HKD	12,422	USD	1,592	11/22/17	—
Bank of America	HUF	1,960	USD	8	11/22/17	—
Bank of America	HUF	411,017	USD	1,590	11/22/17	28
Bank of America	JPY	127,500	EUR	961	10/27/17	7
Bank of America	PLN	106	USD	30	11/22/17	1
Bank of America	SGD	2,164	USD	1,583	11/22/17	(13)
Bank of America	THB	187	USD	6	11/22/17	—
Bank of America	THB	118,777	USD	3,567	11/22/17	4
Bank of America	TRY	103	USD	29	11/22/17	1
Bank of America	TRY	231	USD	66	11/22/17	2
Bank of America	ZAR	409	USD	31	11/22/17	1
Bank of America	ZAR	921	USD	69	11/22/17	2
Bank of Montreal	USD	6,143	GBP	4,525	10/24/17	(75)
Bank of Montreal	ILS	21,223	USD	6,029	10/24/17	21
Barclays	USD	1,596	CAD	2,052	10/19/17	50
Barclays	USD	791	GBP	610	10/19/17	26
Barclays	USD	1,364	MXN	24,311	10/19/17	(33)
Barclays	EUR	550	USD	634	10/19/17	(17)
Brown Brothers Harriman	JPY	57,500	EUR	434	10/27/17	6
Brown Brothers Harriman	JPY	183,187	SEK	13,250	10/27/17	(2)
Citibank	USD	310	BRL	1,040	10/19/17	17
Citibank	USD	1,151	INR	74,910	10/18/17	(7)
Citibank	USD	2,662	NZD	3,663	10/24/17	(17)
Citibank	USD	450	RUB	26,000	10/17/17	—
Citibank	CNY	20,140	USD	2,941	10/19/17	(89)
Citibank	GBP	340	USD	462	10/19/17	6
Citibank	INR	29,200	USD	443	10/17/17	(3)
Citibank	JPY	263,648	USD	2,353	10/19/17	9
Citibank	NOK	47,162	USD	6,057	10/24/17	132
Citibank	NZD	12,820	USD	9,325	10/24/17	69
Goldman Sachs	USD	176	CLP	110,000	10/17/17	(4)
Goldman Sachs	USD	918	CLP	572,000	10/17/17	(25)
Goldman Sachs	USD	641	INR	42,000	10/17/17	—
Goldman Sachs	USD	883	MXN	15,702	10/17/17	(23)
Goldman Sachs	USD	453	RUB	26,000	10/17/17	(3)
Goldman Sachs	USD	550	TRY	1,965	10/17/17	(1)
Goldman Sachs	TRY	1,976	USD	550	10/17/17	(2)
HSBC	USD	365	SEK	2,898	10/17/17	(9)
HSBC	USD	1,808	SEK	14,345	10/17/17	(46)
HSBC	USD	527	TRY	1,818	10/17/17	(19)
JPMorgan Chase	USD	174	AUD	219	10/13/17	(2)
JPMorgan Chase	USD	451	AUD	564	10/13/17	(9)
JPMorgan Chase	USD	806	AUD	1,007	10/13/17	(16)
JPMorgan Chase	USD	278	BRL	888	10/30/17	2
JPMorgan Chase	USD	560	BRL	1,766	10/30/17	(5)
JPMorgan Chase	USD	2,030	CAD	2,554	11/08/17	17
JPMorgan Chase	USD	131	CHF	127	11/08/17	—
JPMorgan Chase	USD	472	CHF	452	11/08/17	(4)
JPMorgan Chase	USD	1,368	CLP	851,920	10/30/17	(38)
JPMorgan Chase	USD	591	COP	1,740,000	10/30/17	(1)
JPMorgan Chase	USD	631	COP	1,854,000	10/30/17	(2)
JPMorgan Chase	USD	407	EUR	340	10/13/17	(5)
JPMorgan Chase	USD	1,492	EUR	1,247	10/13/17	(17)
JPMorgan Chase	USD	3,561	GBP	2,727	10/13/17	93
JPMorgan Chase	USD	14	HKD	108	11/08/17	—
JPMorgan Chase	USD	131	HUF	34,054	11/08/17	(2)
JPMorgan Chase	USD	285	HUF	73,547	11/08/17	(6)
JPMorgan Chase	USD	907	INR	58,400	10/17/17	(15)
JPMorgan Chase	USD	15	JPY	1,706	10/13/17	—
JPMorgan Chase	USD	115	MXN	2,048	10/17/17	(3)
JPMorgan Chase	USD	583	MXN	10,396	11/08/17	(16)
JPMorgan Chase	USD	181	NOK	1,415	11/08/17	(3)

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 55

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	1,953	NOK	15,414	11/08/17	(17)
JPMorgan Chase	USD	534	NZD	734	10/13/17	(4)
JPMorgan Chase	USD	1,022	NZD	1,401	10/13/17	(11)
JPMorgan Chase	USD	589	NZD	819	10/31/17	2
JPMorgan Chase	USD	132	PEN	429	10/30/17	(1)
JPMorgan Chase	USD	350	PEN	1,147	10/30/17	1
JPMorgan Chase	USD	442	PEN	1,438	10/30/17	(2)
JPMorgan Chase	USD	243	PLN	872	11/08/17	(4)
JPMorgan Chase	USD	339	PLN	1,212	11/08/17	(6)
JPMorgan Chase	USD	4,426	SEK	35,657	11/08/17	(40)
JPMorgan Chase	USD	535	SGD	720	11/08/17	(4)
JPMorgan Chase	USD	450	ZAR	5,930	10/17/17	(13)
JPMorgan Chase	USD	471	ZAR	6,259	11/08/17	(11)
JPMorgan Chase	AUD	9,281	USD	7,351	10/13/17	71
JPMorgan Chase	AUD	747	USD	586	10/31/17	1
JPMorgan Chase	BRL	828	USD	263	10/30/17	2
JPMorgan Chase	BRL	10,465	USD	3,320	10/30/17	29
JPMorgan Chase	CAD	162	USD	131	11/08/17	1
JPMorgan Chase	CAD	435	USD	357	11/08/17	9
JPMorgan Chase	CHF	2,648	USD	2,744	11/08/17	3
JPMorgan Chase	CLP	341,000	USD	537	10/17/17	5
JPMorgan Chase	CLP	82,194	USD	132	10/30/17	3
JPMorgan Chase	COP	638,493	USD	218	10/30/17	2
JPMorgan Chase	COP	5,575,687	USD	1,910	10/30/17	18
JPMorgan Chase	CZK	2,629	USD	120	11/08/17	—
JPMorgan Chase	EUR	5,000	USD	5,923	10/13/17	11
JPMorgan Chase	GBP	130	USD	175	10/13/17	1
JPMorgan Chase	GBP	505	USD	687	10/13/17	10
JPMorgan Chase	HKD	632	USD	81	11/08/17	—
JPMorgan Chase	HUF	430,801	USD	1,685	11/08/17	48
JPMorgan Chase	IDR	25,423,879	USD	1,912	10/30/17	29
JPMorgan Chase	JPY	12,566	USD	114	10/13/17	2
JPMorgan Chase	MXN	8,052	USD	450	10/17/17	9
JPMorgan Chase	MXN	9,699	USD	538	10/17/17	6
JPMorgan Chase	MXN	2,342	USD	130	11/08/17	2
JPMorgan Chase	MXN	9,588	USD	537	11/08/17	14
JPMorgan Chase	MXN	13,380	USD	739	11/08/17	9
JPMorgan Chase	NOK	1,032	USD	132	11/08/17	3
JPMorgan Chase	NOK	4,063	USD	519	11/08/17	8
JPMorgan Chase	NZD	12,567	USD	9,241	10/13/17	165
JPMorgan Chase	PEN	13,397	USD	4,125	10/30/17	24
JPMorgan Chase	PHP	66,059	USD	1,291	10/30/17	(5)
JPMorgan Chase	PLN	471	USD	131	11/08/17	2
JPMorgan Chase	PLN	1,086	USD	303	11/08/17	6
JPMorgan Chase	RUB	26,000	USD	446	10/17/17	(4)
JPMorgan Chase	SEK	2,454	USD	308	11/08/17	6
JPMorgan Chase	SEK	6,090	USD	767	11/08/17	17
JPMorgan Chase	SGD	4,096	USD	3,020	11/08/17	(1)
JPMorgan Chase	THB	67,306	USD	2,035	10/30/17	16
JPMorgan Chase	ZAR	5,853	USD	450	10/17/17	19
JPMorgan Chase	ZAR	1,755	USD	131	11/08/17	2
JPMorgan Chase	ZAR	3,025	USD	228	11/08/17	6
JPMorgan Chase	ZAR	16,014	USD	1,181	11/08/17	5
Royal Bank of Canada	USD	9,329	CAD	11,355	10/24/17	(227)
Royal Bank of Canada	CHF	2,563	USD	2,677	10/24/17	26
Royal Bank of Canada	CHF	5,767	USD	6,022	10/24/17	59
State Street	USD	2,656	AUD	3,327	10/24/17	(47)
State Street	USD	17	BRL	54	11/22/17	—
State Street	USD	1,565	BRL	5,031	11/22/17	13
State Street	USD	26	IDR	344,097	11/22/17	—
State Street	USD	5,949	JPY	662,019	10/24/17	(60)
State Street	USD	108	RUB	6,315	11/22/17	—
State Street	USD	1,570	RUB	95,153	11/22/17	67

See accompanying notes which are an integral part of this quarterly report.

56 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	9,398	SEK	74,603	10/24/17	(229)
State Street	USD	8	TWD	234	11/22/17	—
State Street	USD	3,560	ZAR	48,188	11/22/17	(29)
State Street	BRL	24	USD	8	11/22/17	—
State Street	BRL	11,320	USD	3,521	11/22/17	(29)
State Street	IDR	47,760,962	USD	3,531	11/22/17	1
State Street	JPY	1,029,808	USD	9,254	10/24/17	94
State Street	PEN	31	USD	9	11/22/17	—
State Street	PEN	11,612	USD	3,546	11/22/17	(5)
State Street	RUB	2,807	USD	48	11/22/17	—
State Street	RUB	214,094	USD	3,533	11/22/17	(151)
State Street	SEK	21,315	USD	2,685	10/24/17	65
State Street	TWD	48,222	USD	1,596	11/22/17	5
Westpac	USD	6,020	EUR	5,024	10/24/17	(76)
Westpac	USD	9,365	EUR	7,815	10/24/17	(119)
Westpac	DKK	16,613	USD	2,675	10/24/17	34
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(295)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
JPMorgan Chase	DKK	7,200	Six Month CIBOR	0.510%	05/05/25	—	25	25
JPMorgan Chase	DKK	10,470	Six Month CIBOR	0.943%	05/05/25	—	(18)	(18)
JPMorgan Chase	CZK	26,650	Six Month PRIBOR	0.495%	06/19/25	—	90	90
JPMorgan Chase	CZK	36,930	Six Month PRIBOR	1.280%	06/19/25	—	27	27
Merrill Lynch	USD	18,688	Three Month LIBOR	1.267%	05/15/23	275	518	793
Merrill Lynch	USD	4,060	Three Month LIBOR	2.474%	11/15/43	68	2	70
Total Open Interest Rate Swap Contracts (å)						343	644	987

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Goldman Sachs	Sell	USD	1,470	5.000%	06/20/22	83	27	110
CDX NA High Yield Index	Merrill Lynch	Purchase	USD	2,360	(5.000%)	12/20/22	(176)	(3)	(179)
CDX NA Investment Grade
Index	Merrill Lynch	Sell	USD	2,350	1.000%	06/20/22	41	8	49
Total Open Credit Indices Contracts (å)							(52)	32	(20)

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 57

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$53,353	$—	$—	$53,353
Corporate Bonds and Notes	—	181,326	—	—	181,326
International Debt	—	71,329	—	—	71,329
Loan Agreements	—	6,533	—	—	6,533
Mortgage-Backed Securities	—	184,058	—	—	184,058
Municipal Bonds	—	2,190	—	—	2,190
Non-US Bonds	—	34,684	—	—	34,684
United States Government Treasuries	—	261,876	—	—	261,876
Common Stocks	—	—	—	—	—
Options Purchased	53	3	—	—	56
Short-Term Investments	—	65,095	—	72,208	137,303
Total Investments	53	860,447	—	72,208	932,708

Other Financial Instruments
Assets
Futures Contracts	1,999	—	—	—	1,999
Options Written	—	—	—	—	—
Foreign Currency Exchange Contracts	—	1,466	—	—	1,466
Interest Rate Swap Contracts	—	1,005	—	—	1,005
Credit Default Swap Contracts	—	159	—	—	159
Liabilities
Futures Contracts	(3,292)	—	—	—	(3,292)
Options Written	(50)	(23)	—	—	(73)
Foreign Currency Exchange Contracts	—	(1,761)	—	—	(1,761)
Interest Rate Swap Contracts	—	(18)	—	—	(18)
Credit Default Swap Contracts	—	(179)	—	—	(179)
Total Other Financial Instruments*	$(1,343)	$649	$—	$—	$(694)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

58 Strategic Bond Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.4%			Unibail-Rodamco SE(ö)	22,572	5,491
Australia - 5.6%					29,083
Arena REIT(Æ)(ö)	115,874	209
BGP Holdings PLC(Å)(Æ)(Š)	926,311	16	Germany - 3.6%
Charter Hall Group - ADR(ö)	594,458	2,514	ADO Properties SA(Þ)	52,201	2,581
Dexus Property Group(Æ)(ö)	1,207,205	9,032	Alstria Office REIT-AG(ö)	321,805	4,597
Goodman Group(ö)	1,700,670	11,040	Deutsche Wohnen SE	303,842	12,904
GPT Group (The)(ö)	1,250,080	4,883	LEG Immobilien AG	8,708	881
Investa Office Fund(ö)	94,568	335	TLG Immobilien AG	58,822	1,356
Mirvac Group(ö)	2,024,740	3,650	Vonovia SE	205,414	8,741
Scentre Group(ö)	2,128,334	6,579			31,060
Stockland(ö)	441,521	1,494
Vicinity Centres(ö)	720,902	1,508	Hong Kong - 9.3%
Viva Energy(ö)	628,297	1,040	Champion REIT(Æ)(ö)	844,000	583
Westfield Corp. (ö)	930,649	5,731	CK Asset Holdings, Ltd.	1,586,906	13,199
		48,031	Fortune Real Estate Investment Trust(Æ)
			(ö)	70,000	82
Austria - 0.8%			Hang Lung Properties, Ltd. - ADR	3,466,620	8,239
Atrium European Real Estate, Ltd. (Æ)	58,199	273	Henderson Land Development Co. , Ltd.	611,675	4,064
Buwog AG(Æ)	220,140	6,604	Hongkong Land Holdings, Ltd.	642,300	4,626
		6,877	Hopewell Holdings, Ltd.	267,000	1,040
			Hysan Development Co. , Ltd.	472,028	2,224
Belgium - 0.1%			I-CABLE Communications, Ltd. (Æ)	150,262	6
Aedifica(ö)	10,930	1,031	Kerry Properties, Ltd.	25,500	106
			Link Real Estate Investment Trust(ö)	1,333,849	10,822
Brazil - 0.2%			New World Development Co. , Ltd.	3,208,835	4,620
BR Malls Participacoes SA	334,068	1,484	Sino Land Co. , Ltd.	1,829,382	3,212

Canada - 2.0%			Sun Hung Kai Properties, Ltd.	1,135,652	18,534
Allied Properties Real Estate Investment			Swire Properties, Ltd.	1,293,713	4,393
Trust(ö)	132,414	4,227	Wharf Holdings, Ltd. (The)	436,434	3,890
Boardwalk Real Estate Investment					79,640
Trust(Ñ)(ö)	13,572	413	Ireland - 0.3%
Canadian Apartment Properties(ö)	111,111	3,004	Green REIT PLC(ö)	602,399	1,073
Chartwell Retirement Residences	17,527	209	Hibernia REIT PLC(ö)	1,018,611	1,837
Crombie Real Estate Investment Trust(ö)	39,307	430			2,910
Dream Office Real Estate Investment
Trust(ö)	103,390	1,742	Japan - 9.7%
First Capital Realty, Inc. Class A(Ñ)	85,673	1,352	Activia Properties, Inc. (ö)	984	4,087
Granite Real Estate Investment Trust(ö)	67,273	2,700	Advance Residence Investment Corp. (ö)	438	1,077
H&R Real Estate Investment Trust(ö)	47,041	812	Daiwa House REIT Investment Corp. (ö)	630	1,508
RioCan Real Estate Investment Trust(ö)	101,479	1,946	Daiwa Office Investment Corp. (ö)	43	215
Smart Real Estate Investment Trust(ö)	19,904	470	Frontier Real Estate Investment Corp. (ö)	436	1,768
		17,305	Global One Real Estate Investment
			Corp. (ö)	753	2,453
China - 0.1%			GLP J-REIT(ö)	615	641
China Overseas Land & Investment, Ltd.	176,000	574	Hulic Co. , Ltd.	150,400	1,475
China Resources Land, Ltd.	86,000	264	Hulic REIT, Inc. (ö)	188	277
China Vanke Co. , Ltd. Class H	57,400	189	Invesco Office J-REIT, Inc(ö)	318	304
Guangzhou R&F Properties Co. , Ltd.	60,800	142	Invincible Investment Corp. (Ñ)(ö)	1,681	696
		1,169	Japan Hotel REIT Investment Corp. (ö)	688	435

Finland - 0.1%			Japan Logistics Fund, Inc. (ö)	940	1,750
Citycon OYJ	224,059	589	Japan Prime Realty Investment Corp. (ö)	87	290
			Japan Real Estate Investment Corp. (ö)	748	3,596
France - 3.4%			Japan Rental Housing Investments, Inc.
Carmila SA(ö)	10,455	300	(ö)	257	182
Fonciere Des Regions(ö)	19,978	2,077	Japan Retail Fund Investment Corp. (ö)	1,923	3,450
Gecina SA(ö)	62,156	10,080	Kenedix Office Investment Corp. Class
Icad, Inc. (ö)	10,512	938	A(ö)	525	2,886
Klepierre SA - GDR(ö)	239,830	9,414	Mitsubishi Estate Co. , Ltd.	796,200	13,857
Mercialys SA(ö)	39,192	783	Mitsui Fudosan Co. , Ltd.	720,520	15,639

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 59

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mori Hills REIT Investment Corp. Class			Hufvudstaden AB Class A	249,216	4,256
A(ö)	1,746	2,093	Pandox AB	74,174	1,413
Mori Trust Sogo REIT, Inc. (ö)	428	640			11,511
Nippon Accommodations Fund, Inc. (ö)	40	155
Nippon Building Fund, Inc. (ö)	777	3,874	Switzerland - 0.5%
Nippon Prologis REIT, Inc. (ö)	373	786	PSP Swiss Property AG	36,156	3,331
Nomura Real Estate Master Fund, Inc. (ö)	1,165	1,516	Swiss Prime Site AG Class A(Æ)	6,203	557
NTT Urban Development Corp.	235,500	2,346			3,888
Orix JREIT, Inc. (ö)	456	655
Premier Investment Corp. (ö)	1,665	1,581	United Kingdom - 5.6%
Sekisui House REIT, Inc. (ö)	960	1,109	Assura PLC(ö)	2,237,581	1,881
Sumitomo Realty & Development Co. ,			Big Yellow Group PLC(ö)	144,620	1,466
Ltd.	194,000	5,876	British Land Co. PLC (The)(ö)	875,462	7,068
Tokyo Tatemono Co. , Ltd.	352,894	4,516	Capital & Counties Properties PLC	53,127	189
United Urban Investment Corp. (ö)	793	1,163	Capital & Regional PLC(ö)	281,981	214
		82,896	Derwent London PLC(ö)	87,969	3,293
			Grainger PLC	38,157	137
Netherlands - 0.6%			Great Portland Estates PLC	454,583	3,725
Eurocommercial Properties NV	31,617	1,352	Hammerson PLC(ö)	210,607	1,516
InterXion Holding NV(Æ)	63,192	3,218	Intu Properties PLC Class H(ö)	510,226	1,576
Wereldhave NV(ö)	3,606	171	Land Securities Group PLC(Æ)	321,550	4,194
		4,741	LondonMetric Property PLC(ö)	997,252	2,220
			LXB Retail Properties PLC(Æ)	353,168	133
Norway - 0.3%			PRS REIT PLC (The)(Æ)(ö)	602,462	830
Entra ASA(Þ)	208,349	2,851	Safestore Holdings PLC(ö)	247,275	1,449
Norwegian Property ASA	88,880	113	Segro PLC(ö)	1,250,738	8,993
		2,964	St. Modwen Properties PLC	259,421	1,299
			Tritax Big Box REIT PLC(ö)	700,924	1,337
Singapore - 1.1%			UNITE Group PLC (The)(ö)	489,510	4,510
Ascendas Real Estate Investment			Urban & Civic PLC	210,127	727
Trust(ö)	284,100	558	Warehouse REIT PLC(Æ)(ö)	189,837	259
CapitaLand Commercial Trust, Ltd. (Æ)			Workspace Group PLC(ö)	81,252	967
(ö)	377,700	460			47,983
CapitaLand Mall Trust Class A(Æ)(ö)	363,200	536
CapitaLand, Ltd.	158,100	418	United States - 51.6%
CDL Hospitality Trusts(Æ)(ö)	1,101,721	1,315	Agree Realty Corp. (ö)	71,954	3,531
City Developments, Ltd.	251,000	2,102	Alexandria Real Estate Equities, Inc. (ö)	71,702	8,531
EC World Real Estate Investment Trust			American Campus Communities, Inc. (ö)	62,596	2,764
Unit(Æ)(ö)	105,600	60	American Homes 4 Rent Class A(ö)	147,502	3,203
Frasers Logistics & Industrial Trust(ö)	767,300	606	American Tower Corp. (ö)	20,459	2,796
Global Logistic Properties, Ltd.	20,300	49	Apartment Investment & Management
Keppel REIT(Æ)(ö)	490,887	427	Co. Class A(ö)	110,627	4,853
Mapletree Commercial Trust(Æ)(ö)	52,400	59	AvalonBay Communities, Inc. (ö)	79,710	14,222
Mapletree Logistics Trust(Æ)(ö)	483,700	443	Blackstone Mortgage Trust, Inc. Class
Suntec Real Estate Investment Trust(Æ)			A(Ñ)(ö)	23,330	724
(ö)	1,539,100	2,120	Boston Properties, Inc. (ö)	114,596	14,082
UOL Group, Ltd.	55,386	332	Brixmor Property Group, Inc. (ö)	76,269	1,433
		9,485	Camden Property Trust(ö)	99,171	9,070
			CareTrust REIT, Inc. (ö)	117,618	2,240
Spain - 1.2%			CBL & Associates Properties, Inc. (Ñ)(ö)	19,155	161
Hispania Activos Inmobiliarios Socimi			Chesapeake Lodging Trust(ö)	66,273	1,787
SA(ö)	30,216	544	Colony NorthStar, Inc. Class A(ö)	22,110	278
Inmobiliaria Colonial Socimi SA(ö)	46,408	460	Columbia Property Trust, Inc. (ö)	38,493	838
Merlin Properties Socimi SA(ö)	696,762	9,660	CoreSite Realty Corp. Class A(ö)	30,993	3,468
		10,664	Corporate Office Properties Trust(ö)	120,954	3,971
			Cousins Properties, Inc. (ö)	488,201	4,560
Sweden - 1.3%			Crown Castle International Corp. (ö)	32,056	3,204
Atrium Ljungberg AB Class B	25,503	445	CubeSmart(ö)	35,680	926
Castellum AB	60,521	950	CyrusOne, Inc. (ö)	28,060	1,653
Fabege AB	118,722	2,434	DCT Industrial Trust, Inc. (ö)	32,533	1,884
Fastighets AB Balder Class B(Æ)	77,391	2,013	DDR Corp. (ö)	47,743	437

See accompanying notes which are an integral part of this quarterly report.

60 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Digital Realty Trust, Inc. (ö)	78,415	9,278		Sunstone Hotel Investors, Inc. (ö)	380,914		6,121
Douglas Emmett, Inc. (ö)	189,228	7,460		Tanger Factory Outlet Centers, Inc. (Ñ)(ö)	20,018		489
Duke Realty Corp. (ö)	286,617	8,260		Taubman Centers, Inc. (ö)	27,557		1,370
Education Realty Trust, Inc. (ö)	24,471	880		UDR, Inc. (ö)	205,327		7,808
Empire State Realty Trust, Inc. Class				Urban Edge Properties(ö)	116,188		2,802
A(ö)	260,301	5,347		Ventas, Inc. (ö)	123,990		8,075
Equinix, Inc. (Æ)(ö)	5,898	2,632		VEREIT, Inc. (ö)	736,115		6,102
Equity LifeStyle Properties, Inc. Class				Vornado Realty Trust(ö)	167,325		12,864
A(ö)	106,047	9,023		Washington Prime Group, Inc. (ö)	36,968		308
Equity Residential(ö)	169,985	11,207		Weingarten Realty Investors(ö)	246,932		7,838
Essex Property Trust, Inc. (ö)	42,091	10,692		Welltower, Inc. (ö)	269,692		18,954
Extended Stay America, Inc.	157,965	3,160					442,654
Extra Space Storage, Inc. (ö)	133,877	10,700
Federal Realty Investment Trust(ö)	10,011	1,244		Total Common Stocks
Four Corners Property Trust, Inc. (ö)	34,340	855		(cost $744,162)			835,965
Gaming and Leisure Properties, Inc. (ö)	33,463	1,235
GEO Group, Inc. (The)(ö)	40,657	1,094		Warrants & Rights - 0.0%
GGP, Inc. (Æ)(ö)	801,865	16,655		Singapore - 0.0%
HCP, Inc. (ö)	328,177	9,133		CapitaLand Commercial Trust(Æ)
Healthcare Realty Trust, Inc. (ö)	176,840	5,719		2017 Rights	62,698		14
Healthcare Trust of America, Inc. Class				Mapletree Logistics Trust(Æ)
A(ö)	54,280	1,617		2017 Rights	48,370		3
Hilton Worldwide Holdings, Inc.	58,100	4,035					17
Host Hotels & Resorts, Inc. (ö)	240,466	4,446
Hudson Pacific Properties, Inc. (ö)	113,134	3,793		Total Warrants & Rights
Invitation Homes, Inc. (ö)	117,706	2,665		(cost $—)			17
JBG Smith Properties(Æ)(ö)	84,909	2,905
Kilroy Realty Corp. (ö)	91,423	6,503		Short-Term Investments - 2.3%
Kimco Realty Corp. (ö)	176,033	3,441		United States - 2.3%
LaSalle Hotel Properties(ö)	154,865	4,494		U. S. Cash Management Fund	19,976,136	(8)	19,978
Liberty Property Trust(ö)	26,872	1,103		Total Short-Term Investments
Life Storage, Inc. (Æ)	39,536	3,235		(cost $19,978)			19,978
Macerich Co. (The)(ö)	143,976	7,914
Mack-Cali Realty Corp. (ö)	88,378	2,095		Other Securities - 0.9%
MedEquities Realty Trust, Inc. (ö)	3,128	37		U. S. Cash Collateral Fund(×)	7,877,306	(8)	7,877
MGM Growth Properties LLC Class A(Ñ)				Total Other Securities
(ö)	140,629	4,249		(cost $7,877)			7,877
Mid-America Apartment Communities,
Inc. (ö)	35,105	3,752		Total Investments 100.6%
National Retail Properties, Inc. (ö)	35,570	1,482		(identified cost $772,017)			863,837
Paramount Group, Inc. (ö)	185,608	2,969
Pebblebrook Hotel Trust(Ñ)(ö)	89,883	3,248
Pennsylvania Real Estate Investment				Other Assets and Liabilities, Net
Trust(Ñ)(ö)	42,077	441	-	(0.6%)			(5,084)
Prologis, Inc. (ö)	220,369	13,985		Net Assets - 100.0%			858,753
Public Storage(ö)	64,779	13,861
QTS Realty Trust, Inc. Class A(ö)	47,194	2,471
Realty Income Corp. (ö)	113,544	6,493
Red Rock Resorts, Inc. Class A	4,500	104
Regency Centers Corp. (ö)	62,929	3,904
Retail Properties of America, Inc. Class
A(ö)	283,670	3,725
Rexford Industrial Realty, Inc. (ö)	224,940	6,438
RLJ Lodging Trust(ö)	57,488	1,265
Simon Property Group, Inc. (ö)	204,322	32,898
SL Green Realty Corp. (ö)	62,956	6,379
Spirit Realty Capital, Inc. (ö)	50,125	430
Starwood Property Trust, Inc. (ö)	30,131	654
Starwood Waypoint Homes(ö)	45,508	1,656
Sun Communities, Inc. (ö)	70,570	6,046

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 61

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Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
BGP Holdings PLC	08/06/09	EUR	926,311	—	—	16
						16
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones U. S. Real Estate Index Futures	369	USD	11,668	12/17	(106)
FTSE/EPRA Europe Index Futures	148	EUR	3,124	12/17	(24)
Hang Seng Index Futures	9	HKD	12,382	10/17	2
MSCI Singapore Index Futures	20	SGD	720	10/17	1
S&P/TSX 60 Index Futures	4	CAD	735	12/17	24
SPI 200 Index Futures	10	AUD	1,417	12/17	(9)
TOPIX Index Futures	15	JPY	251,249	12/17	102
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(10)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	29	AUD	37	10/03/17	—
Bank of America	USD	125	AUD	160	10/03/17	—
Bank of America	USD	120	AUD	150	12/20/17	(2)
Bank of America	USD	50	CAD	62	10/02/17	—
Bank of America	USD	53	CAD	65	10/02/17	—
Bank of America	USD	33	EUR	28	10/03/17	—
Bank of America	USD	59	EUR	50	10/03/17	—
Bank of America	USD	386	EUR	320	12/20/17	(7)
Bank of America	USD	6	GBP	4	10/03/17	—
Bank of America	USD	14	GBP	11	10/03/17	—
Bank of America	USD	82	GBP	61	10/03/17	—
Bank of America	USD	97	HKD	759	10/03/17	—
Bank of America	USD	62	HKD	487	10/04/17	—
Bank of America	USD	180	HKD	1,400	12/20/17	—
Bank of America	USD	56	JPY	6,287	10/04/17	—
Bank of America	USD	192	JPY	21,620	10/04/17	—
Bank of America	USD	266	JPY	29,932	10/04/17	—
Bank of America	USD	294	JPY	32,680	12/20/17	(3)
Bank of America	USD	16	SEK	128	10/03/17	—
Bank of America	USD	73	SGD	99	10/04/17	—
Bank of America	CAD	180	USD	146	12/20/17	2
Bank of America	EUR	10	USD	11	10/03/17	—
Bank of America	EUR	10	USD	12	10/03/17	—
Bank of America	EUR	22	USD	26	10/03/17	—
Bank of America	EUR	31	USD	37	10/03/17	—
Bank of America	GBP	7	USD	10	10/03/17	—
Bank of America	GBP	8	USD	10	10/03/17	—
Bank of America	GBP	11	USD	14	10/03/17	—
Bank of America	GBP	11	USD	15	10/03/17	—
Bank of America	GBP	11	USD	15	10/03/17	—
Bank of America	GBP	13	USD	18	10/03/17	—
Bank of America	GBP	15	USD	20	10/03/17	—
Bank of America	GBP	23	USD	31	10/03/17	—
Bank of America	GBP	98	USD	131	10/03/17	—

See accompanying notes which are an integral part of this quarterly report.

62 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	JPY	3,264	USD	29	10/04/17	—
Bank of America	JPY	3,733	USD	33	10/04/17	—
Bank of America	JPY	27,242	USD	242	10/04/17	—
Bank of America	JPY	34,064	USD	302	10/04/17	—
Bank of America	SGD	25	USD	18	10/04/17	—
Brown Brothers Harriman	USD	287	CAD	350	12/20/17	(7)
Brown Brothers Harriman	USD	85	EUR	73	10/02/17	—
Brown Brothers Harriman	USD	5	GBP	3	10/02/17	—
Brown Brothers Harriman	USD	67	JPY	7,480	10/03/17	—
Brown Brothers Harriman	USD	73	JPY	8,206	10/03/17	—
Brown Brothers Harriman	USD	377	JPY	42,412	10/03/17	—
Brown Brothers Harriman	USD	10	SEK	83	10/02/17	—
Brown Brothers Harriman	AUD	290	USD	231	12/20/17	3
Brown Brothers Harriman	EUR	10	USD	12	10/02/17	—
Brown Brothers Harriman	EUR	22	USD	26	10/02/17	—
Brown Brothers Harriman	EUR	280	USD	332	12/20/17	—
Brown Brothers Harriman	GBP	8	USD	11	10/02/17	—
Brown Brothers Harriman	HKD	2,800	USD	359	12/20/17	—
Brown Brothers Harriman	JPY	3,280	USD	29	10/02/17	—
Brown Brothers Harriman	JPY	4,216	USD	37	10/02/17	—
Brown Brothers Harriman	JPY	5,623	USD	50	10/02/17	—
Brown Brothers Harriman	JPY	2,802	USD	25	10/03/17	—
Brown Brothers Harriman	JPY	10,363	USD	92	10/03/17	—
Brown Brothers Harriman	JPY	24,253	USD	216	10/03/17	—
Brown Brothers Harriman	JPY	31,138	USD	277	10/03/17	—
Brown Brothers Harriman	JPY	38,114	USD	339	10/03/17	—
Brown Brothers Harriman	JPY	16,600	USD	149	12/20/17	1
Citigroup	USD	78	JPY	8,828	10/03/17	—
State Street	USD	111	AUD	140	12/20/17	(2)
State Street	USD	1,158	AUD	1,444	12/20/17	(26)
State Street	USD	539	CAD	656	12/20/17	(14)
State Street	USD	3,970	EUR	3,289	12/20/17	(66)
State Street	USD	359	HKD	2,800	12/20/17	—
State Street	USD	1,616	HKD	12,594	12/20/17	(1)
State Street	USD	2,066	JPY	223,438	12/20/17	(72)
State Street	USD	414	SGD	556	12/20/17	(4)
State Street	CAD	180	USD	148	12/20/17	4
State Street	EUR	9	USD	11	10/02/17	—
State Street	EUR	590	USD	714	12/20/17	13
State Street	GBP	4	USD	5	10/02/17	—
State Street	HKD	6	USD	1	10/03/17	—
State Street	HKD	361	USD	46	10/03/17	—
State Street	HKD	1,390	USD	178	12/20/17	—
State Street	JPY	1,880	USD	17	10/02/17	—
State Street	SEK	87	USD	11	10/02/17	—
State Street	SGD	2	USD	1	10/02/17	—
UBS	USD	213	EUR	180	12/20/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(181)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$48,015	$16	$—	$48,031
Austria	—	6,877	—	—	6,877

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 63

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Belgium	—	1,031	—	—	1,031
Brazil	1,484	—	—	—	1,484
Canada	17,305	—	—	—	17,305
China	—	1,169	—	—	1,169
Finland	—	589	—	—	589
France	3,634	25,449	—	—	29,083
Germany	—	31,060	—	—	31,060
Hong Kong	—	79,640	—	—	79,640
Ireland	—	2,910	—	—	2,910
Japan	—	82,896	—	—	82,896
Netherlands	3,218	1,523	—	—	4,741
Norway	—	2,964	—	—	2,964
Singapore	—	9,485	—	—	9,485
Spain	—	10,664	—	—	10,664
Sweden	—	11,511	—	—	11,511
Switzerland	—	3,888	—	—	3,888
United Kingdom	259	47,724	—	—	47,983
United States	442,654	—	—	—	442,654
Warrants & Rights	—	17	—	—	17
Short-Term Investments	—	—	—	19,978	19,978
Other Securities	—	—	—	7,877	7,877
Total Investments	468,554	367,412	16	27,855	863,837

Other Financial Instruments
Assets
Futures Contracts	129	—	—	—	129
Foreign Currency Exchange Contracts	2	21	—	—	23
Liabilities
Futures Contracts	(139)	—	—	—	(139)
Foreign Currency Exchange Contracts	(2)	(202)	—	—	(204)
Total Other Financial Instruments*	$(10)	$(181)	$—	$—	$(191)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

64 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	338,294
Healthcare	47,656
Industrial	46,050
Lodging/Resorts	36,657
Manufactured Homes	15,069
Office	102,001
Regional Malls	43,581
Residential	97,284
Retail	18,163
Self Storage	31,637
Shopping Centers	59,590
Short-Term Investments	19,978
Other Securities	7,877
Total Investments	863,837

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 65

Russell Investment Funds

Notes to Schedules of Investments — September 30, 2017 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(~) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(ß) Illiquid security.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8) Unrounded units
(v) Loan agreement still pending. Rate not available at period end. 1.000% rate is used as a placeholder.
(Š) Value was determined using significant unobservable inputs.
(Ÿ) Rate noted is dividend yield at period end.

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

66 Notes to Schedules of Investments

Russell Investment Funds

Notes to Schedules of Investments, continued — September 30, 2017 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD – Hong Kong dollar	PHP – Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH - Chinese renminbi yuan (offshore)	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol

Notes to Schedules of Investments 67

Russell Investment Funds

Notes to Quarterly Report — September 30, 2017 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the
Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

68 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level
2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated
NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of

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the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The U.S. Strategic Equity, U.S. Small Cap, International Developed Markets and Global Real Estate Securities Funds had no
transfers between Levels 1, 2, and 3 for the period ended September 30, 2017.

The Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which an approved vendor sources became available. The amounts transferred were as follows:

Strategic Bond Fund	$ 578,684

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event

70 Notes to Quarterly Report

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Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

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Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In December 2015, the SEC proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objectives.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended September 30, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Return enhancement, hedging and exposing cash to markets, and trade
International Developed Markets Fund	settlement
Strategic Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

As of September 30, 2017, the Funds had no cash collateral balances in connection with forward contracts purchased (sold).

72 Notes to Quarterly Report

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Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

The Funds' foreign currency exchange contracts notional dollar values outstanding fluctuate through the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

		Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017
International Developed Markets Fund	$146,186,436	$99,852,328	$136,592,041
Strategic Bond Fund	219,014,319	228,718,855	254,639,578
Global Real Estate Securities Fund	25,197,157	13,032,856	17,826,768
		Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017
International Developed Markets Fund	$146,023,685	$99,879,057	$137,597,644
Strategic Bond Fund	218,330,428	228,481,749	254,898,594
Global Real Estate Securities Fund	25,030,348	13,056,783	18,033,177

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended September 30, 2017, the following Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Strategic Bond Fund	Return enhancement and hedging

The Funds' options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

Notes to Quarterly Report 73

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Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

	Notional of Options Contracts Outstanding
Funds	March 31, 2017	June 30, 2017	September 30, 2017
Strategic Bond Fund	$74,724,000	$69,632,938	$92,421,063

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended September 30, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging and exposing cash to market
Strategic Bond Fund	Return enhancement, hedging and exposing cash to market
Global Real Estate Securities Fund	Exposing cash to markets

The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

	Notional of Futures Contracts Outstanding
Funds	March 31, 2017	June 30, 2017	September 30, 2017
U. S. Strategic Equity Fund	$16,640,480	$3,268,215	$14,719,185
U. S. Small Cap Equity Fund	6,991,220	2,545,740	447,870
International Developed Markets Fund	86,596,653	80,680,411	94,099,980
Strategic Bond Fund	386,456,924	623,467,704	600,878,343
Global Real Estate Securities Fund	17,933,563	18,574,517	21,408,328

As of September 30, 2017, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures
U. S. Strategic Equity Fund	$719,980
International Developed Markets Fund	$4,800,000
Strategic Bond Fund	$5,240,000
Global Real Estate Securities Fund	$1,370,000

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange
74 Notes to Quarterly Report

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Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of September 30, 2017, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Strategic Bond Fund	$400,000	$930,000

Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has

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exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September
30, 2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund

76 Notes to Quarterly Report

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Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended September 30, 2017, the Strategic Bond Fund entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets

The Funds’ period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirement. The following table illustrates the quarterly activity of credit default swap contracts. For the purpose of this disclosure, the volume is measured by notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017
Strategic Bond Fund	$1,955,100	$5,800,000	$6,180,000

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended September 30, 2017, the Strategic Bond Fund entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Strategic Bond Fund	Return enhancement and hedging

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017
Strategic Bond Fund	$26,329,868	$24,182,304	$28,446,687

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended September 30, 2017, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Strategic Bond Fund	Exposing cash to markets

Notes to Quarterly Report 77

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

The Funds’ total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017
Strategic Bond Fund	$48,659,119	$—	$—

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currenc y swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended September 30, 2017, none of the Funds entered into currency swaps.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of September 30, 2017, the Strategic Bond
Fund had no unfunded loan commitments.

78 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and

Notes to Quarterly Report 79

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable

80 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual

Notes to Quarterly Report 81

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of September 30, 2017, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The cash collateral cannot be resold, repledged or rehypothecated. As of September 30, 2017, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.

82 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.

RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of September 30, 2017, the Funds had invested $144,729,094 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $31,108,498 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
5. Federal Income Taxes
At September 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

			International
	U. S. Strategic	U. S. Small Cap	Developed
	Equity Fund	Equity Fund	Markets Fund
Cost of Investments	$358,557,618	$240,337,261	$381,648,992
Unrealized Appreciation	$89,502,673	$49,633,743	$49,690,419
Unrealized Depreciation	(5,447,541)	(6,581,535)	(10,709,475)
Net Unrealized Appreciation (Depreciation)	$84,055,132	$43,052,208	$38,980,944

		Global Real
	Strategic Bond	Estate Securities
	Fund	Fund
Cost of Investments	$929,355,679	$797,473,507
Unrealized Appreciation	$7,787,675	$80,129,500
Unrealized Depreciation	(4,435,737)	(13,765,953)
Net Unrealized Appreciation (Depreciation)	$3,351,938	$66,363,547

6. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Act. The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

Notes to Quarterly Report 83

Russell Investment Funds

Shareholder Requests for Additional Information — September 30, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the Public Reference Room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

84 Shareholder Requests for Additional Information

Russell Investment Funds

1301 Second Avenue
Seattle, Washington 98101

800-787-7354
Fax: 206-505-3495

Russell Investments

2017 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

September 30, 2017

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment
Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Russell Investment Funds

LifePoints® Funds
Variable Target Portfolio Series

Quarterly Report

September 30, 2017 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2017. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC., member FINRA, part of
Russell Investments.

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 97.8%
Alternative - 6.0%
RIC Commodity Strategies Fund Class Y		600,095		3,324
RIC Global Infrastructure Fund Class Y		257,752		3,212
RIF Global Real Estate Securities Fund		10,308		153
				6,689

Domestic Equities - 9.7%
RIC U. S. Defensive Equity Fund Class Y		1,243		66
RIC U. S. Dynamic Equity Fund Class Y		21,980		257
RIF U. S. Small Cap Equity Fund		524,342		8,803
RIF U. S. Strategic Equity Fund		96,817		1,807
				10,933

Fixed Income - 51.1%
RIC Global Opportunistic Credit Fund Class Y		1,368,351		13,834
RIC Investment Grade Bond Fund Class Y		633,210		13,551
RIC Unconstrained Total Return Fund Class Y		560,711		5,596
RIF Strategic Bond Fund		2,350,034		24,440
				57,421

International Equities - 19.0%
RIC Emerging Markets Fund Class Y		347,849		7,065
RIC Global Equity Fund Class Y		660,578		7,662
RIF International Developed Markets Fund		500,039		6,656
				21,383

Multi-Asset - 12.0%
RIC Multi-Strategy Income Fund Class Y		1,302,646		13,417

Total Investments in Affiliated Funds
(cost $99,957)				109,843

Options Purchased - 0.3%
(Number of Contracts)
S&P 500 Index
Goldman Sachs Jan 2018 2,500.00 Call (42)	USD	10,500	(ÿ)	304
Total Options Purchased
(cost $248)				304

Short-Term Investments - 0.4%
U. S. Cash Management Fund		409,670	(8)	410
Total Short-Term Investments
(cost $410)				410

Total Investments 98.5%
(identified cost $100,615)				110,557

Other Assets and Liabilities, Net - 1.5%				1,729
Net Assets - 100.0%				112,286

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 3

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	6	EUR	644	10/17	14
CAC40 Euro Index Futures	29	EUR	1,545	10/17	52
DAX Index Futures	5	EUR	1,600	12/17	39
EURO STOXX 50 Index Futures	27	EUR	966	12/17	29
FTSE/MIB Index Futures	4	EUR	453	12/17	12
IBEX 35 Index Futures	5	EUR	517	10/17	—
MSCI EAFE Mini Index Futures	13	USD	1,286	12/17	28
OMXS30 Index Futures	23	SEK	3,765	10/17	17
Russell 1000 Mini Index Futures	1	USD	70	12/17	1
S&P 500 E-Mini Index Futures	19	USD	2,390	12/17	40
Short Positions
Dow Jones U. S. Real Estate Index Futures	43	USD	1,360	12/17	11
FTSE 100 Index Futures	6	GBP	440	12/17	5
Russell 2000 Mini Index Futures	54	USD	4,031	12/17	(208)
S&P 500 E-Mini Index Futures	35	USD	4,403	12/17	(39)
S&P/TSX 60 Index Futures	2	CAD	367	12/17	(13)
SPI 200 Index Futures	1	AUD	142	12/17	1
TOPIX Index Futures	1	JPY	16,750	12/17	(7)
United States 2 Year Treasury Note Futures	8	USD	1,726	12/17	4
United States 5 Year Treasury Note Futures	25	USD	2,938	12/17	19
United States 10 Year Treasury Note Futures	16	USD	2,005	12/17	20
United States Long Bond Futures	2	USD	306	12/17	4
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					29

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
LCounterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	512	GBP	391	10/11/17	12
Bank of America	USD	109	SEK	864	10/11/17	(3)
Bank of America	USD	38	SGD	51	10/11/17	—
Bank of America	GBP	391	USD	513	12/20/17	(12)
Bank of America	SEK	864	USD	109	12/20/17	3
Bank of America	SGD	51	USD	38	12/20/17	—
Bank of Montreal	USD	106	HKD	830	10/11/17	—
Bank of Montreal	USD	686	JPY	74,554	10/11/17	(23)
Bank of Montreal	HKD	830	USD	106	12/20/17	—
Bank of Montreal	JPY	74,554	USD	688	12/20/17	23
Brown Brothers Harriman	USD	208	AUD	260	10/11/17	(4)
Brown Brothers Harriman	USD	289	CAD	353	10/11/17	(6)
Brown Brothers Harriman	AUD	260	USD	207	12/20/17	4
Brown Brothers Harriman	CAD	353	USD	289	12/20/17	6
Citibank	USD	218	MXN	3,910	12/20/17	(5)
Citibank	AUD	280	USD	223	12/20/17	4
Citibank	INR	28,160	USD	435	12/20/17	7
State Street	USD	1,102	CAD	1,340	12/20/17	(29)
State Street	USD	248	CHF	236	10/11/17	(4)
State Street	USD	1,055	EUR	882	10/11/17	(12)
State Street	USD	310	INR	20,020	12/20/17	(6)
State Street	USD	468	JPY	50,620	12/20/17	(17)
State Street	USD	317	MXN	5,700	12/20/17	(8)
State Street	USD	23	RUB	1,340	12/20/17	—
State Street	USD	1	SGD	1	10/11/17	—
State Street	AUD	260	USD	205	10/11/17	1
State Street	AUD	320	USD	257	12/20/17	6
State Street	CAD	353	USD	279	10/11/17	(4)
State Street	CHF	1	USD	1	10/11/17	—
State Street	CHF	235	USD	243	10/11/17	1

See accompanying notes which are an integral part of this quarterly report.

4 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	CHF	236	USD	249	12/20/17	4
State Street	CNY	2,030	USD	309	12/20/17	5
State Street	EUR	3	USD	4	10/11/17	—
State Street	EUR	879	USD	1,042	10/11/17	2
State Street	EUR	470	USD	567	12/20/17	9
State Street	EUR	882	USD	1,059	12/20/17	12
State Street	GBP	8	USD	10	10/11/17	—
State Street	GBP	383	USD	493	10/11/17	(20)
State Street	GBP	90	USD	118	12/20/17	(3)
State Street	HKD	29	USD	4	10/11/17	—
State Street	HKD	801	USD	102	10/11/17	—
State Street	JPY	335	USD	3	10/11/17	—
State Street	JPY	74,219	USD	672	10/11/17	13
State Street	KRW	349,910	USD	310	12/19/17	4
State Street	SEK	1	USD	—	10/11/17	—
State Street	SEK	863	USD	108	10/11/17	2
State Street	SGD	52	USD	38	10/11/17	—
State Street	TWD	9,520	USD	319	12/20/17	5
State Street	ZAR	500	USD	38	12/20/17	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(31)

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Bank of America	USD 10,498	3 Month LIBOR + 0.300%	12/15/17	—	—	—
Total Open Total Return Swap Contracts (å)					—	—	—

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	4,400	(1.000%)	12/20/22	183	(8)	175
CDX NA High Yield Index	Bank of America	Sell	USD	2,400	5.000%	12/20/22	178	4	182
CDX NA Investment Grade
Index	Bank of America	Sell	USD	1,100	1.000%	12/20/22	23	1	24
Total Open Credit Indices Contracts (å)							384	(3)	381

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 5

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$109,843	$—	$—	$—	$109,843
Options Purchased	304	—	—	—	304
Short-Term Investments	—	—	—	410	410
Total Investments	110,147	—	—	410	110,557

Other Financial Instruments
Assets
Futures Contracts	296	—	—	—	296
Foreign Currency Exchange Contracts	—	125	—	—	125
Credit Default Swap Contracts	—	381	—	—	381
Liabilities
Futures Contracts	(267)	—	—	—	(267)
Foreign Currency Exchange Contracts	—	(156)	—	—	(156)
Total Other Financial Instruments*	$29	$350	$—	$—	$379

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 Moderate Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 97.1%
Alternative - 6.8%
RIC Commodity Strategies Fund Class Y		1,729,663		9,583
RIC Global Infrastructure Fund Class Y		446,157		5,559
RIF Global Real Estate Securities Fund		323,382		4,805
				19,947

Domestic Equities - 13.7%
RIC U. S. Defensive Equity Fund Class Y		106,090		5,643
RIC U. S. Dynamic Equity Fund Class Y		188,435		2,199
RIF U. S. Small Cap Equity Fund		1,689,605		28,368
RIF U. S. Strategic Equity Fund		231,929		4,328
				40,538

Fixed Income - 33.8%
RIC Global Opportunistic Credit Fund Class Y		2,305,671		23,310
RIC Unconstrained Total Return Fund Class Y		2,060,092		20,560
RIF Strategic Bond Fund		5,364,728		55,793
				99,663

International Equities - 38.8%
RIC Emerging Markets Fund Class Y		1,133,766		23,027
RIC Global Equity Fund Class Y		4,647,639		53,913
RIF International Developed Markets Fund		2,824,716		37,597
				114,537

Multi-Asset - 4.0%
RIC Multi-Strategy Income Fund Class Y		1,150,906		11,854

Total Investments in Affiliated Funds
(cost $247,103)				286,539

Options Purchased - 0.4%
(Number of Contracts)
S&P 500 Index
Goldman Sachs Jan 2018 2,500.00 Call (174)	USD	43,500	(ÿ)	1,259
Total Options Purchased
(cost $1,028)				1,259

Short-Term Investments - 1.3%
U. S. Cash Management Fund		3,801,488	(8)	3,802
Total Short-Term Investments
(cost $3,802)				3,802

Total Investments 98.8%
(identified cost $251,933)				291,600

Other Assets and Liabilities, Net - 1.2%				3,438
Net Assets - 100.0%				295,038

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 7

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	14	EUR	1,503	10/17	36
CAC40 Euro Index Futures	85	EUR	4,528	10/17	159
DAX Index Futures	13	EUR	4,159	12/17	134
EURO STOXX 50 Index Futures	79	EUR	2,825	12/17	90
FTSE/MIB Index Futures	9	EUR	1,018	12/17	27
IBEX 35 Index Futures	14	EUR	1,446	10/17	1
MSCI EAFE Mini Index Futures	33	USD	3,264	12/17	71
OMXS30 Index Futures	59	SEK	9,657	10/17	48
Short Positions
Dow Jones U. S. Real Estate Index Futures	51	USD	1,613	12/17	13
FTSE 100 Index Futures	27	GBP	1,979	12/17	21
Hang Seng Index Futures	1	HKD	1,376	10/17	—
MSCI Emerging Markets Mini Index Futures	26	USD	1,416	12/17	18
MSCI Singapore Index Futures	1	SGD	36	10/17	—
Russell 2000 Mini Index Futures	137	USD	10,226	12/17	(528)
S&P 500 E-Mini Index Futures	35	USD	4,403	12/17	(61)
S&P/TSX 60 Index Futures	14	CAD	2,572	12/17	(95)
TOPIX Index Futures	21	JPY	351,749	12/17	(137)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(203)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,377	GBP	1,817	10/11/17	58
Bank of America	USD	506	SEK	4,015	10/11/17	(13)
Bank of America	USD	176	SGD	238	10/11/17	(1)
Bank of America	GBP	1,817	USD	2,383	12/20/17	(59)
Bank of America	JPY	37,290	USD	332	12/20/17	—
Bank of America	SEK	4,015	USD	508	12/20/17	13
Bank of America	SGD	238	USD	176	12/20/17	1
Bank of Montreal	USD	493	HKD	3,854	10/11/17	1
Bank of Montreal	USD	3,187	JPY	346,342	10/11/17	(108)
Bank of Montreal	AUD	605	USD	476	10/11/17	2
Bank of Montreal	CAD	822	USD	649	10/11/17	(9)
Bank of Montreal	CHF	548	USD	568	10/11/17	1
Bank of Montreal	EUR	2,048	USD	2,428	10/11/17	7
Bank of Montreal	GBP	893	USD	1,149	10/11/17	(48)
Bank of Montreal	HKD	1,866	USD	239	10/11/17	—
Bank of Montreal	HKD	3,854	USD	494	12/20/17	(1)
Bank of Montreal	JPY	172,847	USD	1,566	10/11/17	29
Bank of Montreal	JPY	346,342	USD	3,198	12/20/17	108
Bank of Montreal	SEK	2,009	USD	251	10/11/17	4
Bank of Montreal	SGD	120	USD	88	10/11/17	—
Brown Brothers Harriman	USD	965	AUD	1,208	10/11/17	(17)
Brown Brothers Harriman	USD	1,341	CAD	1,640	10/11/17	(26)
Brown Brothers Harriman	USD	997	CAD	1,210	12/20/17	(27)
Brown Brothers Harriman	USD	625	CHF	590	12/20/17	(12)
Brown Brothers Harriman	USD	888	JPY	95,697	12/20/17	(34)
Brown Brothers Harriman	USD	265	MXN	4,753	12/20/17	(7)
Brown Brothers Harriman	USD	239	NOK	1,850	12/20/17	(7)
Brown Brothers Harriman	USD	43	SEK	337	12/20/17	(1)
Brown Brothers Harriman	AUD	1,170	USD	939	12/20/17	22
Brown Brothers Harriman	AUD	1,208	USD	964	12/20/17	17
Brown Brothers Harriman	CAD	1,640	USD	1,341	12/20/17	26
Brown Brothers Harriman	EUR	2,800	USD	3,382	12/20/17	58
Brown Brothers Harriman	GBP	713	USD	937	12/20/17	(21)
Brown Brothers Harriman	HKD	4,553	USD	584	12/20/17	—

See accompanying notes which are an integral part of this quarterly report.

8 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	SGD	227	USD	169	12/20/17	2
Brown Brothers Harriman	ZAR	70	USD	5	12/20/17	—
Citibank	USD	998	CAD	1,210	12/20/17	(28)
Citibank	USD	624	CHF	590	12/20/17	(12)
Citibank	USD	888	JPY	95,697	12/20/17	(35)
Citibank	USD	265	MXN	4,753	12/20/17	(7)
Citibank	USD	533	MXN	9,590	12/20/17	(13)
Citibank	USD	239	NOK	1,850	12/20/17	(7)
Citibank	USD	43	SEK	337	12/20/17	(1)
Citibank	AUD	680	USD	542	12/20/17	9
Citibank	AUD	1,170	USD	940	12/20/17	23
Citibank	EUR	2,800	USD	3,382	12/20/17	59
Citibank	GBP	713	USD	938	12/20/17	(20)
Citibank	HKD	4,553	USD	584	12/20/17	—
Citibank	INR	69,130	USD	1,067	12/20/17	19
Citibank	SGD	227	USD	169	12/20/17	2
Citibank	ZAR	70	USD	5	12/20/17	—
Royal Bank of Canada	USD	997	CAD	1,210	12/20/17	(27)
Royal Bank of Canada	USD	625	CHF	590	12/20/17	(12)
Royal Bank of Canada	USD	889	JPY	95,697	12/20/17	(35)
Royal Bank of Canada	USD	264	MXN	4,753	12/20/17	(7)
Royal Bank of Canada	USD	239	NOK	1,850	12/20/17	(7)
Royal Bank of Canada	USD	43	SEK	337	12/20/17	(1)
Royal Bank of Canada	AUD	605	USD	477	10/11/17	2
Royal Bank of Canada	AUD	1,170	USD	940	12/20/17	23
Royal Bank of Canada	CAD	822	USD	649	10/11/17	(9)
Royal Bank of Canada	CHF	548	USD	568	10/11/17	2
Royal Bank of Canada	EUR	2,048	USD	2,429	10/11/17	8
Royal Bank of Canada	EUR	2,800	USD	3,385	12/20/17	61
Royal Bank of Canada	GBP	893	USD	1,150	10/11/17	(47)
Royal Bank of Canada	GBP	713	USD	938	12/20/17	(20)
Royal Bank of Canada	HKD	1,866	USD	239	10/11/17	—
Royal Bank of Canada	HKD	4,553	USD	584	12/20/17	—
Royal Bank of Canada	JPY	172,847	USD	1,567	10/11/17	30
Royal Bank of Canada	SEK	2,009	USD	251	10/11/17	5
Royal Bank of Canada	SGD	120	USD	88	10/11/17	—
Royal Bank of Canada	SGD	227	USD	169	12/20/17	2
Royal Bank of Canada	TRY	1,760	USD	501	12/20/17	18
Royal Bank of Canada	ZAR	70	USD	5	12/20/17	—
State Street	USD	2	AUD	2	10/11/17	—
State Street	USD	2	CAD	3	10/11/17	—
State Street	USD	1,153	CHF	1,097	10/11/17	(19)
State Street	USD	4,900	EUR	4,097	10/11/17	(56)
State Street	USD	310	INR	20,020	12/20/17	(6)
State Street	USD	32	RUB	1,880	12/20/17	—
State Street	USD	—	SEK	3	10/11/17	—
State Street	USD	1	SGD	2	10/11/17	—
State Street	BRL	5,310	USD	1,697	12/20/17	37
State Street	CHF	1	USD	1	10/11/17	—
State Street	CHF	1,097	USD	1,158	12/20/17	19
State Street	CNY	12,830	USD	1,953	12/20/17	32
State Street	EUR	2	USD	2	10/11/17	—
State Street	EUR	4,097	USD	4,917	12/20/17	54
State Street	GBP	31	USD	40	10/11/17	(1)
State Street	HKD	123	USD	16	10/11/17	—
State Street	JPY	648	USD	6	10/11/17	—
State Street	KRW	1,695,470	USD	1,503	12/19/17	21
State Street	TWD	28,550	USD	958	12/20/17	15
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						29

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 9

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Bank of America	USD 42,999	3 Month LIBOR + 0.300%	12/15/17	—	—	—
Total Open Total Return Swap Contracts (å)					—	—	—

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$

CDX Emerging Markets
Index	Bank of America	Purchase	USD	6,500	(1.000%)	12/20/22	271	(11)	260

CDX NA High Yield Index	Bank of America	Sell	USD	7,600	5.000%	12/20/22	563	12	575
CDX NA Investment Grade
Index	Bank of America	Sell	USD	12,100	1.000%	12/20/22	253	7	260
Total Open Credit Indices Contracts (å)							1,087	8	1,095

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$286,539	$—	$—	$—	$286,539
Options Purchased	1,259	—	—	—	1,259
Short-Term Investments	—	—	—	3,802	3,802
Total Investments	287,798	—	—	3,802	291,600

Other Financial Instruments
Assets
Futures Contracts	618	—	—	—	618
Foreign Currency Exchange Contracts	—	790	—	—	790
Credit Default Swap Contracts	—	1,095	—	—	1,095
Liabilities
Futures Contracts	(821)	—	—	—	(821)
Foreign Currency Exchange Contracts	—	(761)	—	—	(761)
Total Other Financial Instruments*	$(203)	$1,124	$—	$—	$921

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

10 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 11

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 97.9%
Alternative - 8.5%
RIC Commodity Strategies Fund Class Y		1,182,306		6,550
RIC Global Infrastructure Fund Class Y		483,710		6,027
RIF Global Real Estate Securities Fund		389,483		5,788
				18,365

Domestic Equities - 29.5%
RIC U. S. Defensive Equity Fund Class Y		197,299		10,494
RIC U. S. Dynamic Equity Fund Class Y		670,563		7,825
RIF U. S. Small Cap Equity Fund		1,544,743		25,937
RIF U. S. Strategic Equity Fund		1,056,449		19,713
				63,969

Fixed Income - 18.9%
RIC Global Opportunistic Credit Fund Class Y		1,229,637		12,432
RIC Unconstrained Total Return Fund Class Y		1,794,131		17,905
RIF Strategic Bond Fund		1,029,909		10,711
				41,048

International Equities - 41.0%
RIC Emerging Markets Fund Class Y		802,691		16,303
RIC Global Equity Fund Class Y		2,975,816		34,519
RIF International Developed Markets Fund		2,865,344		38,138
				88,960

Total Investments in Affiliated Funds
(cost $173,335)				212,342

Options Purchased - 0.2%
(Number of Contracts)
S&P 500 Index
Goldman Sachs Jan 2018 2,500.00 Call (55)	USD	13,750	(ÿ)	398
Total Options Purchased
(cost $325)				398

Short-Term Investments - 0.8%
U. S. Cash Management Fund		1,783,199	(8)	1,783
Total Short-Term Investments
(cost $1,783)				1,783

Total Investments 98.9%
(identified cost $175,443)				214,523

Other Assets and Liabilities, Net - 1.1%				2,345
Net Assets - 100.0%				216,868

See accompanying notes which are an integral part of this quarterly report.

12 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	8	EUR	859	10/17	21
CAC40 Euro Index Futures	47	EUR	2,503	10/17	83
DAX Index Futures	6	EUR	1,920	12/17	47
EURO STOXX 50 Index Futures	44	EUR	1,573	12/17	42
FTSE/MIB Index Futures	5	EUR	566	12/17	15
IBEX 35 Index Futures	8	EUR	826	10/17	—
MSCI EAFE Mini Index Futures	15	USD	1,484	12/17	32
MSCI Emerging Markets Mini Index Futures	6	USD	327	12/17	(4)
OMXS30 Index Futures	34	SEK	5,565	10/17	26
Russell 1000 Mini Index Futures	3	USD	209	12/17	2
United States 2 Year Treasury Note Futures	10	USD	2,157	12/17	(5)
United States 5 Year Treasury Note Futures	34	USD	3,995	12/17	(27)
United States 10 Year Treasury Note Futures	21	USD	2,632	12/17	(27)
United States Long Bond Futures	2	USD	306	12/17	(5)
Short Positions
Dow Jones U. S. Real Estate Index Futures	97	USD	3,067	12/17	24
FTSE 100 Index Futures	27	GBP	1,979	12/17	(11)
Russell 2000 Mini Index Futures	54	USD	4,031	12/17	(208)
S&P 500 E-Mini Index Futures	36	USD	4,529	12/17	(79)
S&P/TSX 60 Index Futures	13	CAD	2,389	12/17	(89)
SPI 200 Index Futures	14	AUD	1,984	12/17	12
TOPIX Index Futures	20	JPY	334,999	12/17	(107)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(258)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	664	EUR	560	12/20/17	1
Bank of America	USD	1,651	GBP	1,262	10/11/17	40
Bank of America	USD	352	SEK	2,790	10/11/17	(9)
Bank of America	USD	122	SGD	165	10/11/17	(1)
Bank of America	CAD	170	USD	136	12/20/17	—
Bank of America	GBP	1,262	USD	1,655	12/20/17	(40)
Bank of America	SEK	2,790	USD	353	12/20/17	9
Bank of America	SGD	165	USD	122	12/20/17	1
Bank of Montreal	USD	343	HKD	2,678	10/11/17	—
Bank of Montreal	USD	2,215	JPY	240,677	10/11/17	(76)
Bank of Montreal	AUD	424	USD	334	10/11/17	1
Bank of Montreal	CAD	576	USD	455	10/11/17	(6)
Bank of Montreal	CHF	384	USD	398	10/11/17	1
Bank of Montreal	EUR	1,436	USD	1,702	10/11/17	5
Bank of Montreal	GBP	626	USD	806	10/11/17	(33)
Bank of Montreal	HKD	1,308	USD	167	10/11/17	—
Bank of Montreal	HKD	2,678	USD	343	12/20/17	—
Bank of Montreal	JPY	121,175	USD	1,098	10/11/17	20
Bank of Montreal	JPY	240,677	USD	2,222	12/20/17	75
Bank of Montreal	SEK	1,409	USD	176	10/11/17	3
Bank of Montreal	SGD	84	USD	62	10/11/17	—
Brown Brothers Harriman	USD	670	AUD	839	10/11/17	(12)
Brown Brothers Harriman	USD	932	CAD	1,140	10/11/17	(18)
Brown Brothers Harriman	USD	1,323	CAD	1,605	12/20/17	(36)
Brown Brothers Harriman	USD	164	CHF	155	12/20/17	(3)
Brown Brothers Harriman	USD	1,640	JPY	176,720	12/20/17	(65)
Brown Brothers Harriman	USD	212	MXN	3,800	12/20/17	(6)
Brown Brothers Harriman	USD	59	SEK	465	12/20/17	(1)
Brown Brothers Harriman	AUD	839	USD	670	12/20/17	12
Brown Brothers Harriman	AUD	1,230	USD	987	12/20/17	23

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 13

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	CAD	1,140	USD	932	12/20/17	18
Brown Brothers Harriman	EUR	870	USD	1,051	12/20/17	18
Brown Brothers Harriman	GBP	115	USD	151	12/20/17	(3)
Brown Brothers Harriman	ZAR	200	USD	15	12/20/17	1
Citibank	USD	1,324	CAD	1,605	12/20/17	(37)
Citibank	USD	164	CHF	155	12/20/17	(3)
Citibank	USD	1,640	JPY	176,720	12/20/17	(63)
Citibank	USD	212	MXN	3,800	12/20/17	(6)
Citibank	USD	1,166	MXN	20,960	12/20/17	(29)
Citibank	USD	59	SEK	465	12/20/17	(2)
Citibank	AUD	1,230	USD	988	12/20/17	24
Citibank	AUD	2,380	USD	1,897	12/20/17	31
Citibank	CAD	1,220	USD	1,001	12/20/17	23
Citibank	CHF	710	USD	739	12/20/17	2
Citibank	EUR	870	USD	1,051	12/20/17	18
Citibank	EUR	3,360	USD	4,008	12/20/17	20
Citibank	GBP	115	USD	151	12/20/17	(3)
Citibank	GBP	1,440	USD	1,928	12/20/17	(7)
Citibank	JPY	276,230	USD	2,507	12/20/17	42
Citibank	ZAR	200	USD	15	12/20/17	1
Royal Bank of Canada	AUD	424	USD	334	10/11/17	1
Royal Bank of Canada	CAD	576	USD	455	10/11/17	(6)
Royal Bank of Canada	CHF	384	USD	398	10/11/17	1
Royal Bank of Canada	EUR	1,436	USD	1,703	10/11/17	6
Royal Bank of Canada	GBP	626	USD	806	10/11/17	(33)
Royal Bank of Canada	HKD	1,308	USD	167	10/11/17	—
Royal Bank of Canada	JPY	121,175	USD	1,098	10/11/17	21
Royal Bank of Canada	SEK	1,409	USD	176	10/11/17	3
Royal Bank of Canada	SGD	84	USD	62	10/11/17	—
State Street	USD	7	AUD	9	10/11/17	—
State Street	USD	10	CAD	12	10/11/17	—
State Street	USD	5	CHF	5	10/11/17	—
State Street	USD	802	CHF	763	10/11/17	(13)
State Street	USD	437	CNY	2,880	12/20/17	(6)
State Street	USD	29	EUR	24	10/11/17	—
State Street	USD	3,405	EUR	2,847	10/11/17	(39)
State Street	USD	15	JPY	1,673	10/11/17	—
State Street	USD	46	RUB	2,680	12/20/17	—
State Street	USD	3	SEK	27	10/11/17	—
State Street	USD	2	SGD	3	10/11/17	—
State Street	CHF	763	USD	805	12/20/17	13
State Street	CNY	7,440	USD	1,132	12/20/17	18
State Street	EUR	2,847	USD	3,417	12/20/17	36
State Street	GBP	10	USD	13	10/11/17	—
State Street	HKD	63	USD	8	10/11/17	—
State Street	KRW	233,270	USD	207	12/19/17	3
State Street	TWD	28,550	USD	958	12/20/17	15
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(50)

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Bank of America	USD 13,500	3 Month LIBOR + 0.300%	12/15/17	—	—	—
Total Open Total Return Swap Contracts (å)					—	—	—

See accompanying notes which are an integral part of this quarterly report.

14 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices

							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	2,300	(1.000%)	12/20/22	96	(4)	92
CDX NA High Yield Index	Bank of America	Purchase	USD	6,900	(5.000%)	12/20/22	(508)	(24)	(532)
CDX NA Investment Grade
Index	Bank of America	Sell	USD	17,700	1.000%	12/20/22	370	10	380
Total Open Credit Indices Contracts (å)							(42)	(18)	(60)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practicl
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$212,342	$—	$—	$—	$212,342
Options Purchased	398	—	—	—	398
Short-Term Investments	—	—	—	1,783	1,783
Total Investments	212,740	—	—	1,783	214,523

Other Financial Instruments
Assets
Futures Contracts	304	—	—	—	304
Foreign Currency Exchange Contracts	—	506	—	—	506
Credit Default Swap Contracts	—	472	—	—	472
Liabilities
Futures Contracts	(562)	—	—	—	(562)
Foreign Currency Exchange Contracts	—	(556)	—	—	(556)
Credit Default Swap Contracts	—	(532)	—	—	(532)
Total Other Financial Instruments*	$(258)	$(110)	$—	$—	$(368)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 15

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 97.5%
Alternative - 6.3%
RIC Commodity Strategies Fund Class Y		284,891		1,578
RIC Global Infrastructure Fund Class Y		122,673		1,529
RIF Global Real Estate Securities Fund		18,889		281
				3,388

Domestic Equities - 33.4%
RIC U. S. Defensive Equity Fund Class Y		71,547		3,806
RIC U. S. Dynamic Equity Fund Class Y		246,324		2,875
RIF U. S. Small Cap Equity Fund		478,979		8,041
RIF U. S. Strategic Equity Fund		166,400		3,105
				17,827

Fixed Income - 9.3%
RIC Global Opportunistic Credit Fund Class Y		259,039		2,619
RIC Unconstrained Total Return Fund Class Y		235,658		2,352
				4,971

International Equities - 48.5%
RIC Emerging Markets Fund Class Y		267,620		5,435
RIC Global Equity Fund Class Y		943,367		10,943
RIF International Developed Markets Fund		716,762		9,540
				25,918

Total Investments in Affiliated Funds
(cost $40,307)				52,104

Options Purchased - 0.2%
(Number of Contracts)
S&P 500 Index
Goldman Sachs Jan 2018 2,500.00 Call (16)	USD	4,000	(ÿ)	116
Total Options Purchased
(cost $95)				116

Short-Term Investments - 1.4%
U. S. Cash Management Fund		724,997	(8)	725
Total Short-Term Investments
(cost $725)				725

Total Investments 99.1%
(identified cost $41,127)				52,945

Other Assets and Liabilities, Net - 0.9%				460
Net Assets - 100.0%				53,405

See accompanying notes which are an integral part of this quarterly report.

16 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	3	EUR	322	10/17	8
CAC40 Euro Index Futures	20	EUR	1,065	10/17	37
DAX Index Futures	2	EUR	640	12/17	16
Dow Jones U. S. Real Estate Index Futures	16	USD	506	12/17	(4)
EURO STOXX 50 Index Futures	19	EUR	679	12/17	20
FTSE/MIB Index Futures	2	EUR	226	12/17	6
IBEX 35 Index Futures	3	EUR	310	10/17	—
MSCI EAFE Mini Index Futures	6	USD	594	12/17	13
OMXS30 Index Futures	14	SEK	2,292	10/17	11
Russell 1000 Mini Index Futures	2	USD	140	12/17	1
Short Positions
FTSE 100 Index Futures	10	GBP	733	12/17	(4)
MSCI Emerging Markets Mini Index Futures	6	USD	327	12/17	2
Russell 2000 Mini Index Futures	23	USD	1,717	12/17	(90)
S&P 500 E-Mini Index Futures	14	USD	1,761	12/17	(30)
S&P/TSX 60 Index Futures	5	CAD	919	12/17	(31)
SPI 200 Index Futures	6	AUD	850	12/17	5
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(40)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	225	EUR	190	12/20/17	—
Bank of America	USD	444	GBP	339	10/11/17	11
Bank of America	USD	94	SEK	749	10/11/17	(2)
Bank of America	USD	33	SGD	44	10/11/17	—
Bank of America	GBP	339	USD	445	12/20/17	(11)
Bank of America	SEK	749	USD	95	12/20/17	2
Bank of America	SGD	44	USD	33	12/20/17	—
Bank of Montreal	USD	92	HKD	719	10/11/17	—
Bank of Montreal	USD	595	JPY	64,616	10/11/17	(20)
Bank of Montreal	HKD	719	USD	92	12/20/17	—
Bank of Montreal	JPY	64,616	USD	597	12/20/17	20
Brown Brothers Harriman	USD	180	AUD	225	10/11/17	(3)
Brown Brothers Harriman	USD	250	CAD	306	10/11/17	(5)
Brown Brothers Harriman	AUD	225	USD	180	12/20/17	3
Brown Brothers Harriman	CAD	306	USD	250	12/20/17	5
Citibank	USD	81	MXN	1,460	12/20/17	(2)
Citibank	AUD	310	USD	247	12/20/17	4
Citibank	CAD	190	USD	156	12/20/17	4
Citibank	CHF	240	USD	250	12/20/17	1
Citibank	EUR	970	USD	1,157	12/20/17	6
Citibank	GBP	380	USD	509	12/20/17	(2)
Citibank	INR	21,120	USD	326	12/20/17	5
Citibank	JPY	81,760	USD	742	12/20/17	12
State Street	USD	1	AUD	1	10/11/17	—
State Street	USD	329	AUD	410	12/20/17	(8)
State Street	USD	1	CAD	1	10/11/17	—
State Street	USD	781	CAD	950	12/20/17	(20)
State Street	USD	215	CHF	205	10/11/17	(4)
State Street	USD	1	EUR	1	10/11/17	—
State Street	USD	914	EUR	764	10/11/17	(10)
State Street	USD	127	INR	8,180	12/20/17	(3)
State Street	USD	1,080	JPY	116,840	12/20/17	(38)
State Street	USD	144	MXN	2,580	12/20/17	(4)
State Street	USD	26	RUB	1,490	12/20/17	—
State Street	USD	—	SEK	2	10/11/17	—

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 17

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	1	SGD	1	10/11/17	—
State Street	USD	18	ZAR	230	12/20/17	(1)
State Street	AUD	226	USD	178	10/11/17	1
State Street	BRL	980	USD	313	12/20/17	7
State Street	CAD	307	USD	243	10/11/17	(3)
State Street	CHF	205	USD	212	10/11/17	1
State Street	CHF	205	USD	216	12/20/17	4
State Street	CNY	2,710	USD	413	12/20/17	7
State Street	EUR	765	USD	907	10/11/17	2
State Street	EUR	640	USD	772	12/20/17	13
State Street	EUR	764	USD	917	12/20/17	10
State Street	GBP	5	USD	6	10/11/17	—
State Street	GBP	334	USD	430	10/11/17	(18)
State Street	GBP	120	USD	158	12/20/17	(4)
State Street	HKD	22	USD	3	10/11/17	—
State Street	HKD	697	USD	89	10/11/17	—
State Street	JPY	15	USD	—	10/11/17	—
State Street	JPY	64,601	USD	585	10/11/17	11
State Street	KRW	116,630	USD	103	12/19/17	1
State Street	SEK	751	USD	94	10/11/17	2
State Street	SGD	45	USD	33	10/11/17	—
State Street	TWD	9,520	USD	319	12/20/17	5
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(21)

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Bank of America	USD 4,000	3 Month LIBOR + 0.300%	12/15/17	—	—	—
Total Open Total Return Swap Contracts (å)					—	—	—

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	1,300	(1.000%)	12/20/22	54	(2)	52

CDX NA High Yield Index	Bank of America	Purchase	USD	3,400	(5.000%)	12/20/22	(250)	(12)	(262)
CDX NA Investment Grade
Index	Bank of America	Sell	USD	4,800	1.000%	12/20/22	100	3	103
Total Open Credit Indices Contracts (å)							(96)	(11)	(107)

See accompanying notes which are an integral part of this quarterly report.

18 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — September 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$52,104	$—	$—	$—	$52,104
Options Purchased	116	—	—	—	116
Short-Term Investments	—	—	—	725	725
Total Investments	52,220	—	—	725	52,945

Other Financial Instruments
Assets
Futures Contracts	119	—	—	—	119
Foreign Currency Exchange Contracts	—	137	—	—	137
Credit Default Swap Contracts	—	155	—	—	155
Liabilities
Futures Contracts	(159)	—	—	—	(159)
Foreign Currency Exchange Contracts	—	(158)	—	—	(158)
Credit Default Swap Contracts	—	(262)	—	—	(262)
Total Other Financial Instruments*	$(40)	$(128)	$—	$—	$(168)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 19

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedules of Investments — September 30, 2017 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Notes to Quarterly Report.
(8) Unrounded units.
(ÿ) Notional Amount in thousands.

20 Notes to Schedules of Investments

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — September 30, 2017 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on four of these
Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended ("Investment
Company Act"), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the
Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several Russell
Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each
Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposure by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments.
The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows each Fund’s target strategic asset allocation effective on or about May 1, 2017 to equity, fixed, multi-asset and alternative asset classes. The equity Underlying Funds in which the Funds may invest include the RIC U.S. Defensive Equity,
RIC U.S. Dynamic Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC Emerging Markets, RIC Global Equity, and
RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC
Global Opportunistic Credit, RIC Investment Grade Bond, RIC Short Duration Bond, RIC Unconstrained Total Return, and RIF
Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income
Fund. The alternative Underlying Funds in which the Funds may invest include the RIC Commodity Strategies, RIC Global
Infrastructure and RIF Global Real Estate Securities Funds.

		Asset Allocation Targets*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
Asset Allocation	Fund	Fund	Fund	Strategy Fund
Alternative**	7.5%	7%	8%	8%
Equity	29.5%	51%	70%	85%
Fixed Income	53%	38%	22%	7%
Multi-Asset	10%	4%	0%	0%

* Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

Notes to Quarterly Report 21

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.

22 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

The Funds’ had no transfers between Levels 1, 2 and 3 for the period ended September 30, 2017.

Notes to Quarterly Report 23

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund or Underlying
Fund.

Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In December 2015, the SEC proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objectives.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the
FX contracts.

For the period ended September 30, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

24 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' foreign currency exchange contracts notional dollar values outstanding fluctuate through the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

		Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2017	June 30, 2016	September 30, 2017
Moderate Strategy Fund	$13,833,191	$13,765,445	$14,631,286
Balanced Strategy Fund	58,393,681	63,904,265	81,320,354
Growth Strategy Fund	45,820,232	44,081,474	59,149,517
Equity Growth Strategy Fund	11,514,360	12,649,708	16,589,763
		Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2017	June 30, 2016	September 30, 2017
Moderate Strategy Fund	$13,798,537	$13,799,206	$14,647,976
Balanced Strategy Fund	58,336,356	64,149,195	81,241,095
Growth Strategy Fund	45,759,203	44,289,426	59,124,563
Equity Growth Strategy Fund	11,491,778	12,706,799	16,596,406

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended September 30, 2017, the following Funds purchased or sold options primarily for the strategies listed below:

Notes to Quarterly Report 25

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

	Notional of Options Contracts Outstanding
Funds	March 31, 2017	June 30, 2016	September 30, 2017
Moderate Strategy Fund	$9,723,277	$9,393,008	$10,500,000
Balanced Strategy Fund	49,940,648	37,976,742	43,500,000
Growth Strategy Fund	13,725,105	12,120,139	13,750,000
Equity Growth Strategy Fund	3,317,832	3,534,422	4,000,000

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).

The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the
Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended September 30, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

	Notional of Futures Contracts Outstanding
Funds	March 31, 2017	June 30, 2016	September 30, 2017
Moderate Strategy Fund	$23,436,061	$25,226,183	$28,883,988
Balanced Strategy Fund	57,539,789	44,373,491	48,446,094
Growth Strategy Fund	53,861,264	58,906,855	42,266,963
Equity Growth Strategy Fund	12,259,297	13,444,126	11,543,534

As of September 30, 2017, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:

Cash Collateral for Futures
Moderate Strategy Fund	$1,450,000
Balanced Strategy Fund	$2,600,000
Growth Strategy Fund	$1,820,000
Equity Growth Strategy Fund	$900,000

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges

26 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of September 30, 2017, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Moderate Strategy Fund	$570,000	$636,285
Balanced Strategy Fund	$1,080,000	$1,391,183
Growth Strategy Fund	$968,378	$280,000
Equity Growth Strategy Fund	$144,747	$—

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Notes to Quarterly Report 27

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September
30, 2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event

28 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended September 30, 2017, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end credit default swap contract notional amounts outstanding fluctuation throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of credit default swap contracts. For the purpose of this disclosure, the volume is measured by notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2017	June 30, 2016	September 30, 2017
Moderate Strategy Fund	$6,500,000	$6,500,000	$7,900,000
Balanced Strategy Fund	22,700,061	22,700,000	26,200,000
Growth Strategy Fund	9,900,006	9,900,000	26,900,000
Equity Growth Strategy Fund	—	—	9,500,000

Total Return Swaps
The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended September 30, 2017, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end total return swap contract notional amounts outstanding fluctuation throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of total return swap contracts. For the purpose of this disclosure, the volume is measured by notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2017	June 30, 2016	September 30, 2017
Moderate Strategy Fund	$—	$9,295,423	$10,498,000
Balanced Strategy Fund	—	37,599,304	42,999,189
Growth Strategy Fund	—	11,998,180	13,500,196
Equity Growth Strategy Fund	—	3,495,755	3,999,699

Notes to Quarterly Report 29

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds and Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the
“Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying
Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund and Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund and Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund and Underlying Fund to underperform other types of investments.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of September 30, 2017, the Funds had invested $6,720,026 in the U.S. Cash Management Fund.

30 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2017 (Unaudited)

4. Federal Income Taxes
At September 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate	Balanced	Growth Strategy	Equity Growth
	Strategy Fund	Strategy Fund	Fund	Strategy Fund
Cost of Investments	$102,040,698	$256,440,512	$179,837,880	$43,506,610
Unrealized Appreciation	$9,280,330	$37,717,216	$37,550,496	$9,865,970
Unrealized Depreciation	(763,928)	(2,557,924)	(2,864,999)	(427,710)
Net Unrealized Appreciation (Depreciation)	$8,516,402	$35,159,292	$34,685,497	$9,438,260

5. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

Notes to Quarterly Report 31

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — September 30, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the public Reference Room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800)787-7354.

32 Shareholder Requests for Additional Information

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer has concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Company

Date: November 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Company

Date: November 14, 2017